     As filed with the Securities and Exchange Commission on April 5, 2004.

                                                            File No. 33-19421
                                                                    811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                     -------
         Post-Effective Amendment No.   27                            [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   123                                 [X]
                                --------

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on May 3, 2004 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on ___________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

FORTIS OPPORTUNITY VARIABLE ANNUITY
VARIABLE ACCOUNT D
ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Fortis Opportunity Variable Annuity. Please read it carefully.

Fortis Opportunity Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.


- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.


- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD LARGECAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford LargeCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD MIDCAP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Stock HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.


- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD SMALLCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Value HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:/www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                              10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  12
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                23
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       24
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         28
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          29
----------------------------------------------------------------------
APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS            33
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         35
----------------------------------------------------------------------

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

FORTIS BENEFITS INSURANCE COMPANY                                              5
--------------------------------------------------------------------------------

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (as a percentage of
  Premium Payments) (1)                                            5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------
CHARGE FOR EACH 403(b) CONTRACT LOAN                            $100
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

ANNUAL MAINTENANCE FEE (3)                                      $ 35
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------

(3) An annual $35 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

FORTIS BENEFITS INSURANCE COMPANY                                              7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.44%        1.06%
---------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                               TOTAL ANNUAL
                                                                              FUND OPERATING
                                                                             EXPENSES (BEFORE                       TOTAL
                                                                             CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                                                WAIVERS OR        WAIVERS OR        FUND
                                                     MANAGEMENT    OTHER         EXPENSE            EXPENSE       OPERATING
                                                        FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                 0.63%        0.04%          0.67%              N/A           0.67%
---------------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund -- Class IA          0.88%        0.02%          0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                     0.47%        0.03%          0.50%              N/A           0.50%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA     0.64%        0.05%          0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund --
  Class IA                                             0.90%        0.16%          1.06%              N/A           1.06%
---------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA       0.73%        0.05%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund -- Class IA           0.73%        0.07%          0.80%              N/A           0.80%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA     0.62%        0.02%          0.64%              N/A           0.64%
---------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund -- Class IA               0.75%        0.03%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                    0.40%        0.04%          0.44%              N/A           0.44%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund --
  Class IA                                             0.73%        0.10%          0.83%              N/A           0.83%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund -- Class IA      0.85%        0.11%          0.96%              N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------
Hartford LargeCap Growth HLS Fund -- Class IA          0.90%        0.03%          0.93%              N/A           0.93%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund -- Class IA             0.90%        0.05%          0.95%              N/A           0.95%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA             0.45%        0.04%          0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund -- Class IA          0.64%        0.02%          0.66%              N/A           0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Value HLS Fund -- Class IA           0.88%        0.04%          0.92%              N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                    0.46%        0.03%          0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund --
  Class IA                                             0.45%        0.02%          0.47%              N/A           0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class IA      0.68%        0.03%          0.71%              N/A           0.71%
---------------------------------------------------------------------------------------------------------------------------

8                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $  728
----------------------------------------------------------------------
3 years                                                        $1,283
----------------------------------------------------------------------
5 years                                                        $1,838
----------------------------------------------------------------------
10 years                                                       $2,847
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  247
----------------------------------------------------------------------
3 years                                                        $  775
----------------------------------------------------------------------
5 years                                                        $1,329
----------------------------------------------------------------------
10 years                                                       $2,838
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  255
----------------------------------------------------------------------
3 years                                                        $  783
----------------------------------------------------------------------
5 years                                                        $1,338
----------------------------------------------------------------------
10 years                                                       $2,847
----------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x a Premium Payment or earnings that have been in your Contract for more than five years

x  a Distributions made due to death

x  Distributions under a program for substantially equal periodic payments.

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $35.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

If your Contract was issued with the Enhanced Death Benefit Rider and death occurs before the Contract Owners 75th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount"); or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.
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You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc., which recently merged with Fortis, Inc. As a result of the merger, Assurant, Inc. is the successor to the business operations, assets and obligations of Fortis, Inc. Fortis, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. recently concluded an initial public offering of its common stock.



All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.



On April 1, 2001, the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap

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Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Value
HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc.,



HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to the Hartford HLS Funds.



Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management").



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management LLC.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund are sub-advised by Holland Capital Management, L.P.



Hartford MidCap Stock HLS Fund is sub-advised by The Dreyfus Corporation.



Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC which has contracted with Perkins, Wolf, McDonnell and Company, LLC to provide day-to-day investment management for the Fund.



The shares of certain Hartford HLS Funds have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Holland Capital Management, L.P.



HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management LLC.



HARTFORD LARGECAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Holland Capital Management L.P.



HARTFORD MIDCAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD SMALLCAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management LLC.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a

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high level of current income consistent with prudent investment risk.
Sub-advised by Hartford Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same
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FORTIS BENEFITS INSURANCE COMPANY                                             13
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periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at an annual effective rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of 4% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 4% for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will
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be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York
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FORTIS BENEFITS INSURANCE COMPANY                                             15
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Stock Exchange, it will be priced on the same Valuation Day. If we receive your
Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium
Payment on a Non-Valuation Day, the amount will be invested on the next
Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.
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In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take
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FORTIS BENEFITS INSURANCE COMPANY                                             17
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  more than 10% the next year. These amounts are different for group unallocated
  Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 110th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $35 charge is deducted on a Contract Anniversary or
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18                                             FORTIS BENEFITS INSURANCE COMPANY
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when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If your Contract was issued with the Enhanced Death Benefit Rider after May 1, 1997, the Death Benefit is calculated as follows:

If death occurs before the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount");or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.

If death occurs on or after the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The Rollup Amount on the Contract Owner's 75th birthday plus any Premium Payments made since that birthday minus any partial Surrenders since that birthday; or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the decedent reached age 75, minus any partial Surrenders since that anniversary.

If your Contract was issued without the Enhanced Death Benefit Rider or before May 1, 1997, the Death Benefit is calculated as follows:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the
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FORTIS BENEFITS INSURANCE COMPANY                                             19
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Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.
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20                                             FORTIS BENEFITS INSURANCE COMPANY
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TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity
Payout Option cannot be changed.
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FORTIS BENEFITS INSURANCE COMPANY                                             21
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LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.


JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
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The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and,

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



INDEPENDENT ACCOUNTANTS -- The financial statements of Fortis Benefits Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Minnesota law is Douglas R. Lowe, corporate counsel, Fortis Benefits Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
           1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.


C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received
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    or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.
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    6.  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We
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intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



----------------------------------------------------------------------
GENERAL INFORMATION                                              2
----------------------------------------------------------------------
    Safekeeping of Assets                                        2
----------------------------------------------------------------------
    Independent Public Accountants                               2
----------------------------------------------------------------------
    Independent Accountants                                      2
----------------------------------------------------------------------
    Non-Participating                                            2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                   2
----------------------------------------------------------------------
    Principal Underwriter                                        2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                            2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                       3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                    3
----------------------------------------------------------------------
    Additional Materials                                         3
----------------------------------------------------------------------
    Performance Comparisons                                      4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                             29
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a
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30                                             FORTIS BENEFITS INSURANCE COMPANY
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Fortis is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.


(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);


- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;


- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or
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- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.


Certain other exceptions also are available.


If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.


(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.


Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

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Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.


6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.


For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under
Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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FORTIS BENEFITS INSURANCE COMPANY                                             33
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APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1) 50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

- a governmental employer plan,

- a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
  Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1) $10,000 or

(2) the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of

(1) $10,000 or

(2) the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.
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Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.
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FORTIS BENEFITS INSURANCE COMPANY                                             35
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APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.



                                                          AS OF DECEMBER 31,
                           ---------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $2.990  $3.515  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $3.495  $2.990  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           81,330  94,001      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.072 $17.526 $20.758 $21.571 $18.238 $14.429 $11.520 $10.000 $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $16.676 $13.072 $17.526 $20.758 $21.571 $18.238 $14.429 $11.520 $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            6,514   7,487   9,325  10,307   9,672   7,549   4,150     915      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $2.422  $2.230  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $2.577  $2.422  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           26,437  32,035      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  APPRECIATION HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.407  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            7,759      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $4.630  $6.595  $8.754  $10.000 $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $5.818  $4.630  $6.595  $8.754  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            1,197   1,356   1,645     763      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED
  EQUITY HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $16.345 $21.989 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $20.774 $16.345 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,637   6,228      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $16.178 $20.373 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $21.640 $16.178 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,778   6,677      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $3.302  $4.626  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $4.684  $3.302  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           69,455  79,605      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $10.811 $11.763 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.139 $10.811 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            2,513   2,493      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------

36                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                           ---------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.111 $17.136 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $16.574 $13.111 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            8,787   9,974      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.349  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           12,244      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  STOCK HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $11.688 $13.126 $17.572 $19.711 $16.113 $14.022 $12.691 $11.283 $10.000 $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.992 $11.688 $13.126 $17.572 $19.711 $16.113 $14.022 $12.691 $11.283 $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,374   3,936   5,081   5,689   5,344   4,752   4,240   3,137   1,157      --
------------------------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $6.823  $10.029 $11.946 $14.754 $11.755 $10.000 $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $8.308  $6.823  $10.029 $11.946 $14.754 $11.755 $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,702   4,227   5,343   5,763   3,963     843      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP STOCK HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $9.165  $10.685 $11.303 $10.538 $9.625  $10.000 $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.850 $9.165  $10.685 $11.303 $10.538 $9.625  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            2,546   2,645   2,689   2,298   1,441     765      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $1.707  $1.705  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.697  $1.707  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           25,504  44,542      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $15.138 $21.561 $27.382 $32.680 $15.829 $13.241 $13.233 $12.461 $9.724  $10.000
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $22.412 $15.138 $21.561 $27.382 $32.680 $15.829 $13.241 $13.233 $12.461 $9.724
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,296   5,928   7,229   8,240   6,380   6,166   6,552   5,707   3,034   1,156
------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.345 $15.945 $13.357 $10.659 $9.367  $10.000 $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.230 $13.345 $15.945 $13.357 $10.659 $9.367  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,242   3,869   4,532   3,045   2,497   1,098      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.271  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            6,313      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
  SECURITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $22.780 $20.852 $19.655 $17.823 $18.421 $17.150 $15.935 $15.805 $13.484 $14.609
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $22.957 $22.780 $20.852 $19.655 $17.823 $18.421 $17.150 $15.935 $15.805 $13.484
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,096   7,079   6,250   5,978   6,962   7,578   7,744   9,635  10,990  12,272
------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                             37
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                           ---------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
------------------------------------------------------------------------------------------------------------
HARTFORD VALUE
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.211 $17.843 $18.559 $15.875 $14.768 $13.652 $11.049 $10.000 $   --  $   --
------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.492 $13.211 $17.843 $18.559 $15.875 $14.768 $13.652 $11.049 $   --  $   --
------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,438   3,889   5,066   4,407   4,744   4,869   3,402   1,072      --      --
------------------------------------------------------------------------------------------------------------



 (a)  Inception date January 24, 2003.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Independent Accountants                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account D (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT ACCOUNTANTS


The financial statements for Fortis Benefits Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $34,037,583, $7,561,190 and $3,507,279 to Woodbury Financial for annuity contract distribution services during 2001, 2002 and 2003 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

The formula Fortis uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, 'a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR'. Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                                    PART A

FORTIS OPPORTUNITY + VARIABLE ANNUITY
VARIABLE ACCOUNT D
ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Fortis Opportunity+ Variable Annuity. Please read it carefully.

Fortis Opportunity+ Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.


- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.


- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD LARGECAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford LargeCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD MIDCAP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Stock HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.


- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD SMALLCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Value HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                              10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  12
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                23
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               24
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       24
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         28
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          29
----------------------------------------------------------------------
APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS            33
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         39
----------------------------------------------------------------------

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by adjustments for any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

FORTIS BENEFITS INSURANCE COMPANY                                              5
--------------------------------------------------------------------------------
the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (as a percentage of
  Premium Payments)(1)                                             5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------
Charge for each 403(b) Contract Loan                            $100
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

FORTIS BENEFITS INSURANCE COMPANY                                              7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)          0.44%        1.06%
---------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                 TOTAL ANNUAL
                                                                                FUND OPERATING
                                                                               EXPENSES (BEFORE                       TOTAL
                                                                               CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                                                  WAIVERS OR        WAIVERS OR        FUND
                                                       MANAGEMENT    OTHER         EXPENSE            EXPENSE       OPERATING
                                                          FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund -- Class IA                  0.63%       0.04%           0.67%             N/A            0.67%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Blue Chip Stock HLS Fund -- Class IA           0.88%       0.02%           0.90%             N/A            0.90%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund -- Class IA                      0.47%       0.03%           0.50%             N/A            0.50%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund -- Class IA      0.64%       0.05%           0.69%             N/A            0.69%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Opportunities HLS Fund -- Class IA     0.90%       0.16%           1.06%             N/A            1.06%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund -- Class IA        0.73%       0.05%           0.78%             N/A            0.78%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Global Leaders HLS Fund -- Class IA            0.73%       0.07%           0.80%             N/A            0.80%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Growth Opportunities HLS Fund -- Class IA      0.62%       0.02%           0.64%             N/A            0.64%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund -- Class IA                0.75%       0.03%           0.78%             N/A            0.78%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class IA                     0.40%       0.04%           0.44%             N/A            0.44%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund --
   Class IA                                              0.73%       0.10%           0.83%             N/A            0.83%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford International Stock HLS Fund -- Class IA       0.85%       0.11%           0.96%             N/A            0.96%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford LargeCap Growth HLS Fund -- Class IA           0.90%       0.03%           0.93%             N/A            0.93%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap Stock HLS Fund -- Class IA              0.90%       0.05%           0.95%             N/A            0.95%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund -- Class IA              0.45%       0.04%           0.49%             N/A            0.49%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford SmallCap Growth HLS Fund -- Class IA           0.64%       0.02%           0.66%             N/A            0.66%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford SmallCap Value HLS Fund -- Class IA            0.88%       0.04%           0.92%             N/A            0.92%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund -- Class IA                     0.46%       0.03%           0.49%             N/A            0.49%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford U.S. Government Securities HLS Fund --
   Class IA                                              0.45%       0.02%           0.47%             N/A            0.47%
 ----------------------------------------------------------------------------------------------------------------------------
 Hartford Value Opportunities HLS Fund -- Class IA       0.68%       0.03%           0.71%             N/A            0.71%
 ----------------------------------------------------------------------------------------------------------------------------

8                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                        $  728
--------------------------------------------------------------------
3 years                                                       $1,283
--------------------------------------------------------------------
5 years                                                       $1,838
--------------------------------------------------------------------
10 years                                                      $2,847
--------------------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                                        $  247
--------------------------------------------------------------------
3 years                                                       $  775
--------------------------------------------------------------------
5 years                                                       $1,329
--------------------------------------------------------------------
10 years                                                      $2,838
--------------------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                                        $  255
--------------------------------------------------------------------
3 years                                                       $  783
--------------------------------------------------------------------
5 years                                                       $1,338
--------------------------------------------------------------------
10 years                                                      $2,847
--------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than five years

x  Distributions made due to death

x  Distributions under a program for substantially equal periodic payments

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

- The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to

10                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------
take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc., which recently merged with Fortis, Inc. As a result of the merger, Assurant, Inc. is the successor to the business operations, assets and obligations of Fortis, Inc. Fortis, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. recently concluded an initial public offering of its common stock.



All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.



On April 1, 2001, the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc.,



HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to the Hartford HLS Funds.



Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS

FORTIS BENEFITS INSURANCE COMPANY                                             11
--------------------------------------------------------------------------------

Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management").



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management LLC.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund are sub-advised by Holland Capital Management, L.P.



Hartford MidCap Stock HLS Fund is sub-advised by The Dreyfus Corporation.



Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC which has contracted with Perkins, Wolf, McDonnell and Company, LLC to provide day-to-day investment management for the Fund.



The shares of certain Hartford HLS Funds have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Holland Capital Management, L.P.



HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management LLC.



HARTFORD LARGECAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Holland Capital Management L.P.



HARTFORD MIDCAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD SMALLCAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management LLC.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company
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affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-
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FORTIS BENEFITS INSURANCE COMPANY                                             13
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standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of 3% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire
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14                                             FORTIS BENEFITS INSURANCE COMPANY
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balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent
Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.
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FORTIS BENEFITS INSURANCE COMPANY                                             15
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If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at
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16                                             FORTIS BENEFITS INSURANCE COMPANY
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all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT: During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS. After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.
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UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 110th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when
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you fully Surrender your Contract. We reserve the right to waive the Annual
Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

THE DEATH BENEFIT IS THE GREATEST OF:

- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or

- The Contract Value of your Contract; or

- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.

Adjustments for partial Surrenders to total Premium Payments are calculated by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by all prior Premium Payments minus prior adjustments for partial Surrenders.

Adjustments for partial Surrenders to the highest Anniversary Value are calculated by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by an amount equal to the Contract Value on the highest Anniversary Value, plus Premium Payments made since that Anniversary, minus adjustments for partial Surrenders since that Anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by
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us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the
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program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
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LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY


We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the Contract Owner until that second Annuitant dies.


We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,
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- the applicable annuity purchase rates based on the 1983a Individual Annuity
  Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



INDEPENDENT ACCOUNTANTS -- The financial statements of Fortis Benefits Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Minnesota law is Douglas R. Lowe, corporate counsel, Fortis Benefits Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received
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    or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.
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26                                             FORTIS BENEFITS INSURANCE COMPANY
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    6.  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We
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FORTIS BENEFITS INSURANCE COMPANY                                             27
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intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


SECTION
----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

30                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------
Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Fortis is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.


(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);


- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;


- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or
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FORTIS BENEFITS INSURANCE COMPANY                                             31
--------------------------------------------------------------------------------

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.


Certain other exceptions also are available.


If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.


(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.


Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

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32                                             FORTIS BENEFITS INSURANCE COMPANY
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Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.


6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.


For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

FORTIS BENEFITS INSURANCE COMPANY                                             33
--------------------------------------------------------------------------------

APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1) 50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

- a governmental employer plan,

- a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
  Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1) $10,000 or

(2) the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of

(1) $10,000 or

(2) the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.
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34                                             FORTIS BENEFITS INSURANCE COMPANY
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Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.
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FORTIS BENEFITS INSURANCE COMPANY                                             35
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APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.



                                                          AS OF DECEMBER 31,
                           ----------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
-------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $2.990  $3.515  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $3.495  $2.990  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           81,330  94,001      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.072 $17.526 $20.758 $21.571 $18.238 $14.429 $11.520 $10.000 $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $16.676 $13.072 $17.526 $20.758 $21.571 $18.238 $14.429 $11.520 $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            6,514   7,487   9,325  10,307   9,672   7,549   4,150     915      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $2.422  $2.230  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $2.577  $2.422  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           26,437  32,035      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  APPRECIATION HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.407  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            7,759      --      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $4.630  $6.595  $8.754  $10.000 $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $5.818  $4.630  $6.595  $8.754  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            1,197   1,356   1,645     763      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED
  EQUITY HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $16.345 $21.989 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $20.774 $16.345 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,637   6,228      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $16.178 $20.373 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $21.640 $16.178 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,778   6,677      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $3.302  $4.626  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $4.684  $3.302  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           69,455  79,605      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $10.811 $11.763 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.139 $10.811 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            2,513   2,493      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


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36                                             FORTIS BENEFITS INSURANCE COMPANY
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
                                                          AS OF DECEMBER 31,
                           ----------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
-------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.111 $17.136 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $16.574 $13.111 $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            8,787   9,974      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.349  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           12,244      --      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  STOCK HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $11.688 $13.126 $17.572 $19.711 $16.113 $14.022 $12.691 $11.283 $10.000 $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.992 $11.688 $13.126 $17.572 $19.711 $16.113 $14.022 $12.691 $11.283 $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,374   3,936   5,081   5,689   5,344   4,752   4,240   3,137   1,157      --
-------------------------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $6.823  $10.029 $11.946 $14.754 $11.755 $10.000 $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $8.308  $6.823  $10.029 $11.946 $14.754 $11.755 $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,702   4,227   5,343   5,763   3,963     843      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP STOCK HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $9.165  $10.685 $11.303 $10.538 $9.625  $10.000 $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.850 $9.165  $10.685 $11.303 $10.538 $9.625  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            2,546   2,645   2,689   2,298   1,441     765      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
  FUND
    Accumulation Unit
      Value at beginning
      of period            $1.707  $1.705  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.697  $1.707  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           25,504  44,542      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $15.138 $21.561 $27.382 $32.680 $15.829 $13.241 $13.233 $12.461 $9.724  $10.000
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $22.412 $15.138 $21.561 $27.382 $32.680 $15.829 $13.241 $13.233 $12.461 $9.724
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,296   5,928   7,229   8,240   6,380   6,166   6,552   5,707   3,034   1,156
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE
  HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.345 $15.945 $13.357 $10.659 $9.367  $10.000 $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.230 $13.345 $15.945 $13.357 $10.659 $9.367  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,242   3,869   4,532   3,045   2,497   1,098      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $1.000  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $1.271  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            6,313      --      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
  SECURITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $22.780 $20.852 $19.655 $17.823 $18.421 $17.150 $15.935 $15.805 $13.484 $14.609
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $22.957 $22.780 $20.852 $19.655 $17.823 $18.421 $17.150 $15.935 $15.805 $13.484
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            5,096   7,079   6,250   5,978   6,962   7,578   7,744   9,635  10,990  12,272
-------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                             37
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                           ----------------------------------------------------------------------------------
SUB-ACCOUNT                 2003    2002    2001    2000    1999    1998    1997    1996    1995    1994
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE
  OPPORTUNITIES HLS FUND
    Accumulation Unit
      Value at beginning
      of period            $13.211 $17.843 $18.559 $15.875 $14.768 $13.652 $11.049 $10.000 $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.492 $13.211 $17.843 $18.559 $15.875 $14.768 $13.652 $11.049 $   --  $   --
-------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            3,438   3,889   5,066   4,407   4,744   4,869   3,402   1,072      --      --
-------------------------------------------------------------------------------------------------------------



(a) Inception date January 24, 2003.

38                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Fortis Benefits Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Fortis Opportunity+ variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                         OPPORTUNITY + VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Independent Accountants                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account D (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT ACCOUNTANTS


The financial statements of Fortis Benefits Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $34,037,583, $7,561,190 and $3,507,279 to Woodbury Financial for annuity contract distribution services during 2001, 2002 and 2003 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formul Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT D AND THE
BOARD OF DIRECTORS OF FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Fortis Benefits Insurance Company Variable Account D (the "Account") comprising the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Premier Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Total Return Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Multisector Bond HLS Fund, Hartford Small Cap Value HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, INVESCO Health Science Fund, INVESCO Technology Fund, INVESCO Core Equity Fund, Kelmoore Strategy Variable Eagle Fund, Kelmoore Strategy Variable Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Scudder International Portfolio, SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, The Strong Mid Cap Growth Fund II, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund and Wells Fargo Small Cap Growth Fund (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Fortis Benefits Insurance Company Variable Account D as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL
                           AMERICAN CENTURY    APPRECIATION    AIM V.I. INTERNATIONAL  AIM V.I. PREMIER
                           VP BALANCED FUND        FUND             GROWTH FUND          EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------  ----------------  ----------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....        341,460           85,706               186,494              620,219
                              ==========         ========            ==========          ===========
    Cost.................     $2,171,320         $637,406            $2,870,150          $12,745,490
                              ==========         ========            ==========          ===========
    Market Value.........     $2,301,440         $610,227            $2,991,371          $12,547,020
  Due from Hartford Life
   Insurance Company.....       --                --                  --                    --
  Receivable from fund
   shares sold...........             28                8                33,512               14,869
  Other assets...........       --                --                  --                    --
                              ----------         --------            ----------          -----------
  Total Assets...........      2,301,468          610,235             3,024,883           12,561,889
                              ----------         --------            ----------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             28                8                33,512               14,869
  Payable for fund shares
   purchased.............       --                --                  --                    --
  Other liabilities......       --                --                          1             --
                              ----------         --------            ----------          -----------
  Total Liabilities......             28                8                33,513               14,869
                              ----------         --------            ----------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,301,440         $610,227            $2,991,370          $12,547,020
                              ==========         ========            ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH    FEDERATED AMERICAN   FEDERATED CAPITAL
                               PORTFOLIO          PORTFOLIO          PORTFOLIO       LEADERS FUND II    APPRECIATION FUND II
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)    SUB-ACCOUNT (C)      SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ------------------  --------------------
ASSETS:
  Investments:
    Number of Shares.....        142,003          10,988,631           135,684           3,940,185            2,055,748
                              ==========         ===========        ==========         ===========          ===========
    Cost.................     $1,612,392         $10,988,631        $2,949,764         $74,152,903          $10,658,986
                              ==========         ===========        ==========         ===========          ===========
    Market Value.........     $1,847,454         $10,988,631        $2,928,055         $75,257,530          $11,224,382
  Due from Hartford Life
   Insurance Company.....       --                   333,469          --                  --                         30
  Receivable from fund
   shares sold...........        269,830            --                     552              19,254            --
  Other assets...........       --                         1          --                  --                  --
                              ----------         -----------        ----------         -----------          -----------
  Total Assets...........      2,117,284          11,322,101         2,928,607          75,276,784           11,224,412
                              ----------         -----------        ----------         -----------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        269,830            --                     552              19,254            --
  Payable for fund shares
   purchased.............       --                   333,469          --                  --                         30
  Other liabilities......       --                  --                --                         5            --
                              ----------         -----------        ----------         -----------          -----------
  Total Liabilities......        269,830             333,469               552              19,259                   30
                              ----------         -----------        ----------         -----------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,847,454         $10,988,632        $2,928,055         $75,257,525          $11,224,382
                              ==========         ===========        ==========         ===========          ===========

                                               FEDERATED FUND
                                                  FOR U.S.
                           FEDERATED EQUITY      GOVERNMENT
                            INCOME FUND II   SECURITIES FUND II
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      3,357,898            694,725
                             ===========         ==========
    Cost.................    $39,388,265         $7,829,860
                             ===========         ==========
    Market Value.........    $40,731,301         $8,176,910
  Due from Hartford Life
   Insurance Company.....       --                 --
  Receivable from fund
   shares sold...........          1,255             14,622
  Other assets...........       --                 --
                             -----------         ----------
  Total Assets...........     40,732,556          8,191,532
                             -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          1,255             14,622
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......              3           --
                             -----------         ----------
  Total Liabilities......          1,258             14,622
                             -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $40,731,298         $8,176,910
                             ===========         ==========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               FEDERATED HIGH    FEDERATED         FEDERATED
                            FEDERATED GROWTH    INCOME BOND    INTERNATIONAL      PRIME MONEY
                           STRATEGIES FUND II     FUND II      EQUITY FUND II       FUND II
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (D)
                           ------------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,639,996         1,653,549         901,978         4,493,624
                              ===========       ===========     ===========        ==========
    Cost.................     $27,293,661       $12,001,521     $10,237,021        $4,493,625
                              ===========       ===========     ===========        ==========
    Market Value.........     $29,864,321       $13,211,855     $10,453,928        $4,493,625
  Due from Hartford Life
   Insurance Company.....        --                 --              --                    267
  Receivable from fund
   shares sold...........          23,261            18,491             769          --
  Other assets...........               2                 2         --               --
                              -----------       -----------     -----------        ----------
  Total Assets...........      29,887,584        13,230,348      10,454,697         4,493,892
                              -----------       -----------     -----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          23,261            18,491             769          --
  Payable for fund shares
   purchased.............        --                 --              --                    267
  Other liabilities......        --                 --              --                      1
                              -----------       -----------     -----------        ----------
  Total Liabilities......          23,261            18,491             769               268
                              -----------       -----------     -----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $29,864,323       $13,211,857     $10,453,928        $4,493,624
                              ===========       ===========     ===========        ==========

(d) Effective November 21, 2003, Federated International Small Company fund II Sub-Account merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                               FEDERATED                          GARTMORE
                           FEDERATED QUALITY  TOTAL RETURN  FEDERATED CAPITAL  GVIT DEVELOPING  HARTFORD ADVISERS
                             BOND FUND II     BOND FUND II   INCOME FUND II     MARKETS FUND        HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (E)   SUB-ACCOUNT (F)     SUB-ACCOUNT
                           -----------------  ------------  -----------------  ---------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....        243,436          365,082         612,563           130,519         13,816,627
                              ==========       ==========      ==========        ==========       ============
    Cost.................     $2,667,488       $3,565,989      $5,646,382        $1,174,311       $308,176,385
                              ==========       ==========      ==========        ==========       ============
    Market Value.........     $2,882,281       $3,749,395      $5,170,029        $1,356,090       $313,249,895
  Due from Hartford Life
   Insurance Company.....            512          --                  275           --                  87,044
  Receivable from fund
   shares sold...........       --                 34,097        --                     231           --
  Other assets...........       --                --                    1                 1                159
                              ----------       ----------      ----------        ----------       ------------
  Total Assets...........      2,882,793        3,783,492       5,170,305         1,356,322        313,337,098
                              ----------       ----------      ----------        ----------       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 34,097        --                     231           --
  Payable for fund shares
   purchased.............            512          --                  275           --                  87,044
  Other liabilities......       --                --             --                       2           --
                              ----------       ----------      ----------        ----------       ------------
  Total Liabilities......            512           34,097             275               233             87,044
                              ----------       ----------      ----------        ----------       ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,882,281       $3,749,395      $5,170,030        $1,356,089       $313,250,054
                              ==========       ==========      ==========        ==========       ============


                           HARTFORD BLUE CHIP  HARTFORD BOND
                             STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        7,520,394        6,041,061
                              ============      ===========
    Cost.................     $116,358,326      $70,560,566
                              ============      ===========
    Market Value.........     $123,466,821      $74,408,680
  Due from Hartford Life
   Insurance Company.....        --                  93,412
  Receivable from fund
   shares sold...........            9,932          --
  Other assets...........                6               38
                              ------------      -----------
  Total Assets...........      123,476,759       74,502,130
                              ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            9,932          --
  Payable for fund shares
   purchased.............        --                  93,412
  Other liabilities......        --                 --
                              ------------      -----------
  Total Liabilities......            9,932           93,412
                              ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $123,466,827      $74,408,718
                              ============      ===========

(e)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(f) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                                CAPITAL           CAPITAL          HARTFORD               HARTFORD
                              APPRECIATION     OPPORTUNITIES    GLOBAL LEADERS          DISCIPLINED
                                HLS FUND         HLS FUND          HLS FUND           EQUITY HLS FUND
                            SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT (H)     SUB-ACCOUNT (G)(I)(J)
                           ------------------  -------------  ------------------  ------------------------
ASSETS:
  Investments:
    Number of Shares.....         325,299         1,852,191         9,037,222             11,863,682
                              ===========       ===========      ============           ============
    Cost.................     $12,162,094       $12,042,530      $128,108,906           $126,562,506
                              ===========       ===========      ============           ============
    Market Value.........     $14,608,411       $11,970,896      $140,319,636           $132,907,377
  Due from Hartford Life
   Insurance Company.....          63,383           --              --                    --
  Receivable from fund
   shares sold...........        --                   5,011            93,775                 41,265
  Other assets...........              22           --                      4             --
                              -----------       -----------      ------------           ------------
  Total Assets...........      14,671,816        11,975,907       140,413,415            132,948,642
                              -----------       -----------      ------------           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   5,011            93,775                 41,265
  Payable for fund shares
   purchased.............          63,383           --              --                    --
  Other liabilities......        --                 --              --                             4
                              -----------       -----------      ------------           ------------
  Total Liabilities......          63,383             5,011            93,775                 41,269
                              -----------       -----------      ------------           ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $14,608,433       $11,970,896      $140,319,640           $132,907,373
                              ===========       ===========      ============           ============

(g) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(h) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(k)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD                                     HARTFORD
                              GROWTH       HARTFORD      HARTFORD      INTERNATIONAL        HARTFORD         HARTFORD
                           OPPORTUNITIES  HIGH YIELD      INDEX        OPPORTUNITIES     INTERNATIONAL   LARGE CAP GROWTH
                             HLS FUND      HLS FUND      HLS FUND         HLS FUND       STOCK HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (L)     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  ------------  ------------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....    15,140,581     3,795,836     5,600,718       1,833,971         4,981,919        4,613,289
                           ============   ===========  ============     ===========       ===========      ===========
    Cost.................  $318,853,993   $35,624,457  $168,742,847     $13,713,799       $54,637,251      $40,200,209
                           ============   ===========  ============     ===========       ===========      ===========
    Market Value.........  $356,936,178   $38,179,333  $165,762,439     $18,541,864       $59,053,171      $39,635,996
  Due from Hartford Life
   Insurance Company.....       --             27,417        13,343        --                 --                53,354
  Receivable from fund
   shares sold...........       357,810       --            --                9,394            15,943         --
  Other assets...........           127             7       --                    1           --              --
                           ------------   -----------  ------------     -----------       -----------      -----------
  Total Assets...........   357,294,115    38,206,757   165,775,782      18,551,259        59,069,114       39,689,350
                           ------------   -----------  ------------     -----------       -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       357,810       --            --                9,394            15,943         --
  Payable for fund shares
   purchased.............       --             27,417        13,343        --                 --                53,354
  Other liabilities......       --            --                  2        --                       2                8
                           ------------   -----------  ------------     -----------       -----------      -----------
  Total Liabilities......       357,810        27,417        13,345           9,394            15,945           53,362
                           ------------   -----------  ------------     -----------       -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $356,936,305   $38,179,340  $165,762,437     $18,541,865       $59,053,169      $39,635,988
                           ============   ===========  ============     ===========       ===========      ===========


                             HARTFORD
                           MID CAP STOCK
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....     3,510,735
                            ===========
    Cost.................   $36,920,339
                            ===========
    Market Value.........   $39,343,751
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        53,055
  Other assets...........             1
                            -----------
  Total Assets...........    39,396,807
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        53,055
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......        53,055
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $39,343,752
                            ===========

(l) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD        HARTFORD         HARTFORD        HARTFORD
                           MONEY MARKET  MULTISECTOR BOND  SMALLCAP VALUE  SMALLCAP GROWTH
                             HLS FUND        HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....   56,649,542       2,194,237        4,902,716        7,596,718
                           ===========     ===========      ===========     ============
    Cost.................  $56,649,542     $23,033,514      $66,223,431     $114,102,819
                           ===========     ===========      ===========     ============
    Market Value.........  $56,649,542     $24,659,057      $72,606,277     $133,342,917
  Due from Hartford Life
   Insurance Company.....      441,931         184,918          --              --
  Receivable from fund
   shares sold...........      --             --                300,398          622,527
  Other assets...........      --                    1                2         --
                           -----------     -----------      -----------     ------------
  Total Assets...........   57,091,473      24,843,976       72,906,677      133,965,444
                           -----------     -----------      -----------     ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --                300,398          622,526
  Payable for fund shares
   purchased.............      441,931         184,918          --              --
  Other liabilities......           46        --                --                     3
                           -----------     -----------      -----------     ------------
  Total Liabilities......      441,977         184,918          300,398          622,529
                           -----------     -----------      -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $56,649,496     $24,659,058      $72,606,279     $133,342,915
                           ===========     ===========      ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                    HARTFORD
                                HARTFORD         U.S. GOVERNMENT        HARTFORD VALUE      ING VP EMERGING  ING VP NATURAL
                             STOCK HLS FUND    SECURITIES HLS FUND  OPPORTUNITIES HLS FUND   MARKETS FUND    RESOURCES TRUST
                            SUB-ACCOUNT (M)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------------  ----------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         297,454           12,564,672             4,892,707             20,899            7,627
                              ===========         ============           ===========           ========         ========
    Cost.................     $10,587,021         $132,733,567           $65,429,802           $123,111         $106,473
                              ===========         ============           ===========           ========         ========
    Market Value.........     $13,197,361         $143,610,426           $74,992,482           $137,513         $120,657
  Due from Hartford Life
   Insurance Company.....           1,999            --                    --                   --               --
  Receivable from fund
   shares sold...........        --                     24,370               159,070            --               --
  Other assets...........               1                    3             --                   --               --
                              -----------         ------------           -----------           --------         --------
  Total Assets...........      13,199,361          143,634,799            75,151,552            137,513          120,657
                              -----------         ------------           -----------           --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                     24,369               159,070                 11               32
  Payable for fund shares
   purchased.............           1,999            --                    --                   --               --
  Other liabilities......        --                  --                            7                  1                1
                              -----------         ------------           -----------           --------         --------
  Total Liabilities......           1,999               24,369               159,077                 12               33
                              -----------         ------------           -----------           --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $13,197,362         $143,610,430           $74,992,475           $137,501         $120,624
                              ===========         ============           ===========           ========         ========


                           INVESCO HEALTH      INVESCO
                            SCIENCE FUND   TECHNOLOGY FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       101,511         256,684
                             ==========      ==========
    Cost.................    $1,652,598      $3,104,776
                             ==========      ==========
    Market Value.........    $1,783,547      $3,046,837
  Due from Hartford Life
   Insurance Company.....       --              --
  Receivable from fund
   shares sold...........           388          64,917
  Other assets...........       --              --
                             ----------      ----------
  Total Assets...........     1,783,935       3,111,754
                             ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           388          64,917
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                             ----------      ----------
  Total Liabilities......           388          64,917
                             ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $1,783,547      $3,046,837
                             ==========      ==========

(m) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                          KELMOORE     KELMOORE
                                          STRATEGY     STRATEGY
                           INVESCO CORE   VARIABLE     VARIABLE    MFS EMERGING
                           EQUITY FUND   EAGLE FUND      FUND      GROWTH SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....      129,016      459,110      692,933       462,425
                            ==========   ==========   ==========    ==========
    Cost.................   $2,349,587   $2,241,620   $5,991,050    $7,116,726
                            ==========   ==========   ==========    ==========
    Market Value.........   $2,310,672   $2,598,561   $5,716,700    $7,172,217
  Due from Hartford Life
   Insurance Company.....      --            --            1,585       --
  Receivable from fund
   shares sold...........           28        1,888       --             7,039
  Other assets...........      --                 1       --           --
                            ----------   ----------   ----------    ----------
  Total Assets...........    2,310,700    2,600,450    5,718,285     7,179,256
                            ----------   ----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           28        1,888       --             7,039
  Payable for fund shares
   purchased.............      --            --            1,585       --
  Other liabilities......      --            --           --                 3
                            ----------   ----------   ----------    ----------
  Total Liabilities......           28        1,888        1,585         7,042
                            ----------   ----------   ----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,310,672   $2,598,562   $5,716,700    $7,172,214
                            ==========   ==========   ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                            NEUBERGER
                                                            BERMAN AMT         NEUBERGER          SCUDDER
                             MFS HIGH     MFS STRATEGIC  LIMITED MATURITY      BERMAN AMT      INTERNATIONAL  SAFECO EQUITY
                           INCOME SERIES  INCOME SERIES   BOND PORTFOLIO   PARTNERS PORTFOLIO    PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ----------------  ------------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      564,371        13,755           73,136              84,202          282,475         87,685
                            ==========      ========         ========          ==========       ==========     ==========
    Cost.................   $4,976,051      $143,419         $951,957          $1,248,243       $2,242,868     $1,985,838
                            ==========      ========         ========          ==========       ==========     ==========
    Market Value.........   $5,626,779      $151,578         $965,393          $1,296,704       $2,333,247     $1,959,769
  Due from Hartford Life
   Insurance Company.....      --             --                  405            --                    335        --
  Receivable from fund
   shares sold...........        1,553             2          --                 --                --                  24
  Other assets...........            1        --              --                 --                --             --
                            ----------      --------         --------          ----------       ----------     ----------
  Total Assets...........    5,628,333       151,580          965,798           1,296,704        2,333,582      1,959,793
                            ----------      --------         --------          ----------       ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        1,553             2          --                       16          --                  24
  Payable for fund shares
   purchased.............      --             --                  405            --                    335        --
  Other liabilities......      --             --              --                        1          --             --
                            ----------      --------         --------          ----------       ----------     ----------
  Total Liabilities......        1,553             2              405                  17              335             24
                            ----------      --------         --------          ----------       ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $5,626,780      $151,578         $965,393          $1,296,687       $2,333,247     $1,959,769
                            ==========      ========         ========          ==========       ==========     ==========


                           SAFECO GROWTH
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....      164,808
                            ==========
    Cost.................   $3,262,701
                            ==========
    Market Value.........   $3,203,873
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........          675
  Other assets...........      --
                            ----------
  Total Assets...........    3,204,548
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          675
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                            ----------
  Total Liabilities......          675
                            ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,203,873
                            ==========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             THE STRONG      VAN ECK       VAN ECK        WELLS FARGO
                              MID CAP       WORLDWIDE   WORLDWIDE HARD       ASSET
                           GROWTH FUND II   BOND FUND    ASSETS FUND    ALLOCATION FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       41,967        21,853         32,151          487,288
                              ========      ========       ========       ==========
    Cost.................     $468,418      $222,552       $422,197       $5,790,227
                              ========      ========       ========       ==========
    Market Value.........     $576,211      $290,864       $478,080       $6,095,978
  Due from Hartford Life
   Insurance Company.....      --             --            --               --
  Receivable from fund
   shares sold...........          221        --            --                26,345
  Other assets...........      --             --            --               --
                              --------      --------       --------       ----------
  Total Assets...........      576,432       290,864        478,080        6,122,323
                              --------      --------       --------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          221            46             35           26,345
  Payable for fund shares
   purchased.............      --             --            --               --
  Other liabilities......      --                  1              2                2
                              --------      --------       --------       ----------
  Total Liabilities......          221            47             37           26,347
                              --------      --------       --------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $576,211      $290,817       $478,043       $6,095,976
                              ========      ========       ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              WELLS FARGO                                                           WELLS FARGO    WELLS FARGO
                              TOTAL RETURN        WELLS FARGO         WELLS FARGO     WELLS FARGO  INTERNATIONAL  LARGE COMPANY
                               BOND FUND       EQUITY INCOME FUND  EQUITY VALUE FUND  GROWTH FUND   EQUITY FUND    GROWTH FUND
                            SUB-ACCOUNT (N)       SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------------  -----------------  -----------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       1,924,841           3,385,382           119,232          37,929        17,108        2,894,365
                              ===========         ===========          ========        ========      ========      ===========
    Cost.................     $19,619,226         $52,608,830          $993,749        $477,316      $113,152      $24,312,668
                              ===========         ===========          ========        ========      ========      ===========
    Market Value.........     $20,518,804         $50,543,747          $994,392        $488,910      $129,340      $24,891,541
  Due from Hartford Life
   Insurance Company.....           9,067            --                     876             246        --              --
  Receivable from fund
   shares sold...........        --                    15,232           --               --                 5           70,722
  Other assets...........        --                  --                       1          --            --              --
                              -----------         -----------          --------        --------      --------      -----------
  Total Assets...........      20,527,871          50,558,979           995,269         489,156       129,345       24,962,263
                              -----------         -----------          --------        --------      --------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                    15,232           --               --                 5           70,722
  Payable for fund shares
   purchased.............           9,067            --                     876             246        --              --
  Other liabilities......             182                   5           --               --            --                    6
                              -----------         -----------          --------        --------      --------      -----------
  Total Liabilities......           9,249              15,237               876             246             5           70,728
                              -----------         -----------          --------        --------      --------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $20,518,622         $50,543,742          $994,393        $488,910      $129,340      $24,891,535
                              ===========         ===========          ========        ========      ========      ===========

                           WELLS FARGO
                            SMALL CAP
                           GROWTH FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Number of Shares.....     911,244
                           ==========
    Cost.................  $6,132,673
                           ==========
    Market Value.........  $6,287,585
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      29,029
  Other assets...........      --
                           ----------
  Total Assets...........   6,316,614
                           ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      29,029
  Payable for fund shares
   purchased.............      --
  Other liabilities......           1
                           ----------
  Total Liabilities......      29,030
                           ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $6,287,584
                           ==========

(n) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                         UNITS
                                  FEES       UNIT       OWNED BY       CONTRACT
                                (NOTE 3)    PRICE*    PARTICIPANTS    LIABILITY
                                --------  ----------  ------------  --------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Balanced
 Fund.........................     0.45%  $15.867981      145,037   $    2,301,440
American Century VP Capital
 Appreciation Fund............     0.45%   10.511068       58,056          610,227
AIM V.I. International Growth
 Fund -- Class I..............     1.40%    8.643478      346,084        2,991,370
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%    9.075679    1,382,488       12,547,020
AllianceBernstein
 International Portfolio --
 Class A......................     0.45%   11.553105      159,910        1,847,454
AllianceBernstein Money Market
 Portfolio -- Class A.........     0.45%   12.964253      847,610       10,988,632
AllianceBernstein Premier
 Growth Portfolio --
 Class A......................     0.45%   17.754168      164,922        2,928,055
Federated American Leaders
 Fund II -- Class PRIM........     1.40%    9.936830    4,309,145       42,819,246
Federated American Leaders
 Fund II -- Class PRIM........     0.45%   18.330567      132,395        2,426,882
Federated American Leaders
 Fund II -- Class PRIM........     1.20%   10.036725    2,988,299       29,992,736
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.20%    5.261325    1,057,063        5,561,551
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.40%    5.224154    1,083,971        5,662,831
Federated Capital Income
 Fund II  -- Class PRIM.......     1.20%    6.921739      232,018        1,605,966
Federated Capital Income
 Fund II -- Class PRIM........     1.40%    6.852814      489,360        3,353,491
Federated Capital Income
 Fund II -- Class PRIM........     0.45%   11.025674       19,098          210,573
Federated Equity Income
 Fund II -- Class PRIM........     1.40%    8.821593    2,733,427       24,113,180
Federated Equity Income
 Fund II -- Class PRIM........     1.20%    8.910321    1,862,987       16,599,815
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     0.45%   14.785029      218,033        3,223,631
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.20%   12.425481      112,740        1,400,848
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.40%   12.301795      288,773        3,552,431
Federated Growth Strategies
 Fund II -- Class PRIM........     1.40%   10.386085    1,505,857       15,639,962
Federated Growth Strategies
 Fund II -- Class PRIM........     1.20%   10.490545    1,355,032       14,215,021
Federated High Income Bond
 Fund II -- Class PRIM........     1.20%   10.986843      348,853        3,832,797
Federated High Income Bond
 Fund II -- Class PRIM........     1.40%   10.877466      637,399        6,933,284
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%   14.534031      168,279        2,445,776
Federated International Equity
 Fund II -- Class PRIM........     1.20%    9.279550      546,883        5,074,824
Federated International Equity
 Fund II -- Class PRIM........     1.40%    9.187158      585,503        5,379,104
Federated Prime Money
 Fund II -- Class PRIM........     1.20%   11.056185      210,052        2,322,369
Federated Prime Money
 Fund II -- Class PRIM........     1.40%   10.946167      192,470        2,106,815
Federated Prime Money
 Fund II -- Class PRIM........     1.20%    7.806937        7,618           59,475
Federated Prime Money
 Fund II -- Class PRIM........     1.40%    7.735429          642            4,965
Federated Quality Bond
 Fund II -- Class PRIM........     1.20%   12.695606       92,693        1,176,791
Federated Quality Bond
 Fund II -- Class PRIM........     1.40%   12.606066      135,291        1,705,490
Federated Total Return Bond
 Fund II -- Class PRIM........     1.20%   12.448174      112,192        1,396,583
Federated Total Return Bond
 Fund II -- Class PRIM........     1.40%   12.336260      190,723        2,352,812
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%   10.115487      134,061        1,356,089
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%    3.495449   81,330,433      284,286,380
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   11.529453      351,906        4,057,287
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%   10.291601    2,409,529       24,797,909
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.25%   10.106692      290,534        2,936,339
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.85%    8.792113    1,354,533       11,909,206
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%   16.675799    6,513,708      108,621,282
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   12.971546      111,698        1,448,897

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-14 ____________________________________

                                                         UNITS
                                  FEES       UNIT       OWNED BY       CONTRACT
                                (NOTE 3)    PRICE*    PARTICIPANTS    LIABILITY
                                --------  ----------  ------------  --------------
Hartford Bond HLS Fund --
 Class IA.....................     1.85%  $12.670795      381,584   $    4,834,975
Hartford Bond HLS Fund --
 Class IA.....................     1.35%    2.576883   26,436,919       68,124,846
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%    1.408094      482,547          679,472
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%    1.406795    7,758,716       10,914,923
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%    1.400278    2,152,457        3,014,038
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.25%    5.839701       54,141          316,164
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.85%    5.712505      821,300        4,691,678
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%    5.818275    1,196,756        6,963,054
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%   17.366179      252,263        4,380,836
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%   21.639602    5,778,472      125,043,839
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%    9.658953      121,249        1,171,139
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%    8.780452    1,103,304        9,687,507
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%   20.773885    5,637,128      117,105,044
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%    6.067471           10               61
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%    9.749413      222,110        2,165,445
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%    9.671623    1,408,582       13,623,275
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%    5.905445           10               61
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%   22.579295      460,812       10,404,812
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%    4.684257   69,454,740      325,343,852
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%   12.619831      200,066        2,524,801
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%   11.134690    1,660,726       18,491,669
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    9.996119       76,935          769,052
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%   10.275706      427,235        4,390,141
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%   13.138961    2,513,147       33,020,147
Hartford Index HLS Fund --
 Class IA.....................     1.35%   16.573850    8,787,461      145,642,057
Hartford Index HLS Fund --
 Class IA.....................     1.25%    9.772185      412,698        4,032,967
Hartford Index HLS Fund --
 Class IA.....................     1.85%    8.359844    1,297,816       10,849,543
Hartford Index HLS Fund --
 Class IA.....................     0.45%   15.257272      342,944        5,232,392
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%    1.349008   12,244,495       16,517,921
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%    1.350254      379,122          511,912
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%    1.342769    1,117,379        1,500,382
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%   14.992047    3,373,827       50,580,573
Hartford International Stock
 HLS Fund -- Class IA.........     1.25%    9.180889      132,427        1,215,795
Hartford International Stock
 HLS Fund -- Class IA.........     1.85%    8.194213      884,917        7,251,196
Hartford Large Cap Growth HLS
 Fund -- Class IA.............     1.25%    8.355387      141,458        1,181,934
Hartford Large Cap Growth HLS
 Fund -- Class IA.............     1.35%    8.308041    3,702,101       30,757,209
Hartford Large Cap Growth HLS
 Fund -- Class IA.............     1.85%    6.435670    1,195,966        7,696,845
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............     1.25%   11.917569       89,643        1,068,323
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............     1.85%   12.642956      640,897        8,102,835
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............     1.35%   11.850074    2,546,195       30,172,594
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%   13.137702      452,852        5,949,435
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   11.425285      227,554        2,599,870
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%   10.575017      455,864        4,820,771
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%    1.696902   25,503,840       43,277,518
Hartford Multisector Bond HLS
 Fund -- Class IA.............     1.25%   11.917312       61,110          728,268
Hartford Multisector Bond HLS
 Fund -- Class IA.............     1.35%   14.321983    1,215,735       17,411,741
Hartford Multisector Bond HLS
 Fund -- Class IA.............     1.85%   11.338091      574,969        6,519,049
Hartford Small Cap Value HLS
 Fund -- Class IA.............     1.25%   18.333649      124,540        2,283,264

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                         UNITS
                                  FEES       UNIT       OWNED BY       CONTRACT
                                (NOTE 3)    PRICE*    PARTICIPANTS    LIABILITY
                                --------  ----------  ------------  --------------
Hartford Small Cap Value HLS
 Fund -- Class IA.............     1.85%  $17.832921      629,083   $   11,218,394
Hartford Small Cap Value HLS
 Fund -- Class IA.............     1.35%   18.229857    3,242,188       59,104,621
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%   22.411946    5,295,512      118,682,739
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%   14.807037      142,100        2,104,073
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%   10.869068    1,154,902       12,552,705
Hartford Stock HLS Fund --
 Class IA.....................     1.85%    1.265575    3,799,080        4,808,020
Hartford Stock HLS Fund --
 Class IA.....................     1.25%    1.272633      285,121          362,854
Hartford Stock HLS Fund --
 Class IA.....................     1.35%    1.271457    6,312,827        8,026,488
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%   22.956680    5,095,816      116,983,019
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%   13.246029      457,027        6,053,799
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%   12.554227    1,634,154       20,515,542
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%   18.491775    3,437,858       63,572,097
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%   12.601317      776,714        9,787,623
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%   12.204538      132,959        1,622,703
ING VP Emerging Markets
 Fund.........................     0.45%    9.405803       14,619          137,501
ING VP Natural Resources
 Trust........................     0.45%   14.592673        8,266          120,624
INVESCO Core Equity Fund......     0.45%   14.787999      156,253        2,310,672
INVESCO Health Science Fund...     0.45%   17.680161      100,878        1,783,547
INVESCO Technology Fund.......     0.45%   11.616845      262,277        3,046,837
Kelmoore Strategy Variable
 Eagle Fund...................     1.15%    5.651878      207,681        1,173,786
Kelmoore Strategy Variable
 Eagle Fund...................     1.60%    5.572862      255,663        1,424,776
Kelmoore Strategy Variable
 Fund.........................     1.15%    8.625735      442,863        3,820,021
Kelmoore Strategy Variable
 Fund.........................     1.60%    8.505231      223,001        1,896,679
MFS Emerging Growth Series --
 Class INIT...................     1.40%    8.477049      699,324        5,928,200
MFS Emerging Growth Series --
 Class INIT...................     0.45%   14.668334       84,597        1,240,888
MFS High Income Series --
 Class INIT...................     1.40%   10.844561      421,822        4,574,473
MFS High Income Series --
 Class INIT...................     0.45%   14.715094       71,211        1,047,874
MFS Strategic Income
 Series -- Class INIT.........     0.45%   13.793767       10,989          151,578
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%   13.569986       71,142          965,393
Neuberger Berman AMT Partners
 Portfolio....................     0.45%   13.630397       95,132        1,296,687
Scudder International
 Portfolio -- Class A.........     1.40%   13.474523      172,927        2,330,103
SAFECO Equity Portfolio.......     0.45%   12.062753      162,465        1,959,769
SAFECO Growth Opportunities
 Portfolio....................     0.45%   15.679402      204,336        3,203,873
The Strong Mid Cap Growth Fund
 II...........................     0.45%    9.034490       63,779          576,211
Van Eck Worldwide Bond Fund...     0.45%   14.751171       19,715          290,817
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%   11.199452       42,685          478,043
Wells Fargo Asset Allocation
 Fund.........................     1.40%    9.902564      615,596        6,095,976
Wells Fargo Total Return Bond
 Fund.........................     1.40%   16.572652    1,237,376       20,506,597
Wells Fargo Equity Income
 Fund.........................     1.40%   15.797838    3,193,844       50,455,827
Wells Fargo Equity Value
 Fund.........................     1.40%    8.842539      112,455          994,393
Wells Fargo Growth Fund.......     1.40%    6.637365       73,660          488,910
Wells Fargo International
 Equity Fund..................     1.40%    7.259319       17,817          129,340
Wells Fargo Large Company
 Growth Fund..................     1.40%   16.859256    1,471,484       24,808,128
Wells Fargo Small Cap Growth
 Fund.........................     1.40%   11.006923      571,039        6,285,380
                                                                    --------------
    SUB-TOTAL.................                                      $2,437,279,641
                                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-16 ____________________________________

                                                         UNITS
                                  FEES       UNIT       OWNED BY       CONTRACT
                                (NOTE 3)    PRICE*    PARTICIPANTS    LIABILITY
                                --------  ----------  ------------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Federated American Leaders
 Fund II -- Class PRIM........     1.40%  $ 9.936830        1,878   $       18,661
Federated Equity Income
 Fund II -- Class PRIM........     1.40%    8.821593        2,075           18,303
Federated Growth Strategies
 Fund II -- Class PRIM........     1.40%   10.386085          899            9,340
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%    3.495449       31,034          108,478
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%   20.773885          649           13,487
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%   21.639602        1,584           34,276
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%   17.366179          118            2,043
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%    4.684257       35,586          166,695
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%   22.579295          198            4,476
Hartford Index HLS Fund --
 Class IA.....................     1.35%   16.573850          330            5,478
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%   11.900036          518            6,163
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%    1.349008        4,067            5,487
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%   14.992047          374            5,605
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%   13.137702          145            1,902
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%   22.411946          152            3,398
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%   22.956680        2,530           58,070
Hartford Value Opportunities
 HLS Fund.....................     1.35%   18.491775          544           10,052
MFS Emerging Growth Series --
 Class INIT...................     1.40%    8.477049          369            3,126
MFS High Income Series --
 Class INIT...................     1.40%   10.844561          409            4,433
Scudder International
 Portfolio -- Class A.........     1.40%   13.474523          233            3,144
Wells Fargo Equity Income
 Fund.........................     1.40%   15.797838        5,565           87,915
Wells Fargo Large Company
 Growth Fund..................     1.40%   16.859256        4,947           83,407
Wells Fargo Small Cap Growth
 Fund.........................     1.40%   11.006923          200            2,204
Wells Fargo Total Return Bond
 Fund.........................     1.40%   16.572652          726           12,025
                                                                    --------------
    SUB-TOTAL.................                                      $      668,168
                                                                    --------------
GRAND TOTAL...................                                      $2,437,947,809
                                                                    ==============

  *  Rounded unit prices.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL
                           AMERICAN CENTURY    APPRECIATION    AIM V.I. INTERNATIONAL  AIM V.I. PREMIER
                           VP BALANCED FUND        FUND             GROWTH FUND          EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------  ----------------  ----------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ 39,746          $--                  $ 14,569            $   34,922
                               --------          -------              --------            ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (7,167)          (2,374)              (34,513)             (146,665)
                               --------          -------              --------            ----------
    Net investment income
     (loss)..............        32,579           (2,374)              (19,944)             (111,743)
                               --------          -------              --------            ----------
CAPITAL GAINS INCOME.....       --               --                  --                     --
                               --------          -------              --------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,054)          (1,178)              (98,234)             (377,858)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       249,771           98,411               793,437             2,966,533
                               --------          -------              --------            ----------
    Net gain (loss) on
     investments.........       247,717           97,233               695,203             2,588,675
                               --------          -------              --------            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $280,296          $94,859              $675,259            $2,476,932
                               ========          =======              ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH    FEDERATED AMERICAN   FEDERATED CAPITAL
                               PORTFOLIO          PORTFOLIO          PORTFOLIO       LEADERS FUND II    APPRECIATION FUND II
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)    SUB-ACCOUNT (C)      SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ------------------  --------------------
INVESTMENT INCOME:
  Dividends..............      $  2,147           $ 71,064           $--               $ 1,001,962           $   45,537
                               --------           --------           ---------         -----------           ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (6,641)           (58,862)            (14,198)           (778,866)            (112,816)
                               --------           --------           ---------         -----------           ----------
    Net investment income
     (loss)..............        (4,494)            12,202             (14,198)            223,096              (67,279)
                               --------           --------           ---------         -----------           ----------
CAPITAL GAINS INCOME.....       --                 --                 --                  --                  --
                               --------           --------           ---------         -----------           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       124,986                  1            (155,979)           (481,356)              (5,154)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       380,238            --                  813,473          16,001,024            2,032,665
                               --------           --------           ---------         -----------           ----------
    Net gain (loss) on
     investments.........       505,224                  1             657,494          15,519,668            2,027,511
                               --------           --------           ---------         -----------           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $500,730           $ 12,203           $ 643,296         $15,742,764           $1,960,232
                               ========           ========           =========         ===========           ==========

                                               FEDERATED FUND
                                                  FOR U.S.
                           FEDERATED EQUITY      GOVERNMENT
                            INCOME FUND II   SECURITIES FUND II
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  694,562         $ 426,199
                              ----------         ---------
EXPENSE:
  Mortality and expense
   undertakings..........       (440,788)         (101,352)
                              ----------         ---------
    Net investment income
     (loss)..............        253,774           324,847
                              ----------         ---------
CAPITAL GAINS INCOME.....       --                  55,274
                              ----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (232,603)           17,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,438,150          (274,979)
                              ----------         ---------
    Net gain (loss) on
     investments.........      8,205,547          (257,165)
                              ----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $8,459,321         $ 122,956
                              ==========         =========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               FEDERATED HIGH    FEDERATED        FEDERATED
                            FEDERATED GROWTH    INCOME BOND    INTERNATIONAL     PRIME MONEY
                           STRATEGIES FUND II     FUND II      EQUITY FUND II      FUND II
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (D)
                           ------------------  --------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $ --              $  914,002      $  --            $ 33,503
                               ----------        ----------      ----------       --------
EXPENSE:
  Mortality and expense
   undertakings..........        (311,685)         (136,754)       (108,688)       (66,753)
                               ----------        ----------      ----------       --------
    Net investment income
     (loss)..............        (311,685)          777,248        (108,688)       (33,250)
                               ----------        ----------      ----------       --------
CAPITAL GAINS INCOME.....        --                 --              --             --
                               ----------        ----------      ----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (508,645)          115,180        (274,894)        76,265
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,303,334         1,473,758       2,835,096        211,931
                               ----------        ----------      ----------       --------
    Net gain (loss) on
     investments.........       8,794,689         1,588,938       2,560,202        288,196
                               ----------        ----------      ----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $8,483,004        $2,366,186      $2,451,514       $254,946
                               ==========        ==========      ==========       ========

(d) Effective November 21, 2003, Federated International Small Company fund II Sub-Account merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                               FEDERATED                          GARTMORE
                           FEDERATED QUALITY  TOTAL RETURN  FEDERATED CAPITAL  GVIT DEVELOPING  HARTFORD ADVISERS
                             BOND FUND II     BOND FUND II   INCOME FUND II     MARKETS FUND        HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (E)   SUB-ACCOUNT (F)     SUB-ACCOUNT
                           -----------------  ------------  -----------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $114,796         $    825        $315,024          $    331         $ 7,279,384
                               --------         --------        --------          --------         -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (39,278)         (53,089)        (57,325)           (2,826)         (3,875,221)
                               --------         --------        --------          --------         -----------
    Net investment income
     (loss)..............        75,518          (52,264)        257,699            (2,495)          3,404,163
                               --------         --------        --------          --------         -----------
CAPITAL GAINS INCOME.....       --                --             --                --                 --
                               --------         --------        --------          --------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        13,493           11,039         (37,609)          (44,985)         (3,558,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        18,468          118,134         630,661           381,410          47,283,617
                               --------         --------        --------          --------         -----------
    Net gain (loss) on
     investments.........        31,961          129,173         593,052           336,425          43,724,851
                               --------         --------        --------          --------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $107,479         $ 76,909        $850,751          $333,930         $47,129,014
                               ========         ========        ========          ========         ===========


                           HARTFORD BLUE CHIP  HARTFORD BOND
                             STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    39,812       $ 3,434,132
                              -----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,468,001)       (1,048,056)
                              -----------       -----------
    Net investment income
     (loss)..............      (1,428,189)        2,386,076
                              -----------       -----------
CAPITAL GAINS INCOME.....        --                 397,459
                              -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,094,855)          616,741
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      31,249,327         1,702,974
                              -----------       -----------
    Net gain (loss) on
     investments.........      29,154,472         2,319,715
                              -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $27,726,283       $ 5,103,250
                              ===========       ===========

(e)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(f) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD        HARTFORD
                               CAPITAL         CAPITAL        HARTFORD            HARTFORD
                            APPRECIATION    OPPORTUNITIES  GLOBAL LEADERS        DISCIPLINED
                              HLS FUND        HLS FUND        HLS FUND         EQUITY HLS FUND
                           SUB-ACCOUNT (K)   SUB-ACCOUNT   SUB-ACCOUNT (H)  SUB-ACCOUNT (G)(I)(J)
                           ---------------  -------------  ---------------  ---------------------
INVESTMENT INCOME:
  Dividends..............    $   70,601      $   38,866      $   555,221         $ 1,492,418
                             ----------      ----------      -----------         -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (74,844)       (159,919)      (1,594,693)         (1,566,494)
                             ----------      ----------      -----------         -----------
    Net investment income
     (loss)..............        (4,243)       (121,053)      (1,039,472)            (74,076)
                             ----------      ----------      -----------         -----------
CAPITAL GAINS INCOME.....       --              --              --                 --
                             ----------      ----------      -----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,475        (271,527)      (2,197,254)         (4,335,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,446,317       2,877,004       39,950,035          33,760,624
                             ----------      ----------      -----------         -----------
    Net gain (loss) on
     investments.........     2,448,792       2,605,477       37,752,781          29,424,725
                             ----------      ----------      -----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,444,549      $2,484,424      $36,713,309         $29,350,649
                             ==========      ==========      ===========         ===========

(g) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(h) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(k)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             HARTFORD                                  HARTFORD
                              GROWTH       HARTFORD     HARTFORD     INTERNATIONAL      HARTFORD         HARTFORD        HARTFORD
                           OPPORTUNITIES  HIGH YIELD      INDEX      OPPORTUNITIES   INTERNATIONAL   LARGE CAP GROWTH  MID CAP STOCK
                             HLS FUND      HLS FUND     HLS FUND       HLS FUND      STOCK HLS FUND      HLS FUND        HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (L)   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  -----------  ---------------  --------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............  $    --        $1,381,612   $ 2,029,164    $   362,153     $ 1,287,288       $ --            $   52,956
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (3,981,196)    (452,715)   (1,881,193)      (223,164)       (690,563)        (503,306)       (454,296)
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
    Net investment income
     (loss)..............    (3,981,196)     928,897       147,971        138,989         596,725         (503,306)       (401,340)
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
CAPITAL GAINS INCOME.....       --            --           465,817       --               --              --               --
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (5,799,419)      (5,094)   (4,032,888)    (4,599,036)       (901,302)        (865,092)       (430,072)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   119,807,537    5,752,403    38,963,877      8,760,528      13,751,211        8,720,094       9,621,121
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
    Net gain (loss) on
     investments.........   114,008,118    5,747,309    34,930,989      4,161,492      12,849,909        7,855,002       9,191,049
                           ------------   ----------   -----------    -----------     -----------       ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $110,026,922   $6,676,206   $35,544,777    $ 4,300,481     $13,446,634       $7,351,696      $8,789,709
                           ============   ==========   ===========    ===========     ===========       ==========      ==========

(l) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD         HARTFORD        HARTFORD
                           MONEY MARKET  MULTISECTOR BOND  SMALLCAP VALUE  SMALLCAP GROWTH
                             HLS FUND        HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 585,047       $1,293,462      $   312,050      $  --
                            ---------       ----------      -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (981,935)        (332,244)        (843,052)      (1,436,468)
                            ---------       ----------      -----------      -----------
    Net investment income
     (loss)..............    (396,888)         961,218         (531,002)      (1,436,468)
                            ---------       ----------      -----------      -----------
CAPITAL GAINS INCOME.....      --             --                748,099         --
                            ---------       ----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               31,199       (1,712,304)      (1,869,622)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              786,277       21,538,070       47,729,966
                            ---------       ----------      -----------      -----------
    Net gain (loss) on
     investments.........      --              817,476       19,825,766       45,860,344
                            ---------       ----------      -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(396,888)      $1,778,694      $20,042,863      $44,423,876
                            =========       ==========      ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                 HARTFORD
                              HARTFORD        U.S. GOVERNMENT        HARTFORD VALUE      ING VP EMERGING  ING VP NATURAL
                           STOCK HLS FUND   SECURITIES HLS FUND  OPPORTUNITIES HLS FUND   MARKETS FUND    RESOURCES TRUST
                           SUB-ACCOUNT (M)      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------------  ----------------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $   144,695        $ 2,740,001           $   337,010            $--              $--
                             -----------        -----------           -----------            -------          -------
EXPENSE:
  Mortality and expense
   undertakings..........       (162,733)        (2,308,550)             (837,421)              (205)            (446)
                             -----------        -----------           -----------            -------          -------
    Net investment income
     (loss)..............        (18,038)           431,451              (500,411)              (205)            (446)
                             -----------        -----------           -----------            -------          -------
CAPITAL GAINS INCOME.....       --                --                    --                   --               --
                             -----------        -----------           -----------            -------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,482,500)         2,993,343            (1,045,414)                83           (1,545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,849,486         (1,995,263)           23,490,942             18,342           29,819
                             -----------        -----------           -----------            -------          -------
    Net gain (loss) on
     investments.........      2,366,986            998,080            22,445,528             18,425           28,274
                             -----------        -----------           -----------            -------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 2,348,948        $ 1,429,531           $21,945,117            $18,220          $27,828
                             ===========        ===========           ===========            =======          =======


                           INVESCO HEALTH      INVESCO
                            SCIENCE FUND   TECHNOLOGY FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $--            $  --
                              --------       ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (9,926)         (12,429)
                              --------       ----------
    Net investment income
     (loss)..............       (9,926)         (12,429)
                              --------       ----------
CAPITAL GAINS INCOME.....      --               --
                              --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       11,326          (50,149)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      519,402        1,022,083
                              --------       ----------
    Net gain (loss) on
     investments.........      530,728          971,934
                              --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $520,802       $  959,505
                              ========       ==========

(m) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          KELMOORE     KELMOORE
                                          STRATEGY     STRATEGY
                           INVESCO CORE   VARIABLE     VARIABLE    MFS EMERGING
                           EQUITY FUND   EAGLE FUND      FUND      GROWTH SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 24,473     $  3,671     $238,057     $  --
                             --------     --------     --------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (9,598)     (28,836)     (64,366)       (74,405)
                             --------     --------     --------     ----------
    Net investment income
     (loss)..............      14,875      (25,165)     173,691        (74,405)
                             --------     --------     --------     ----------
CAPITAL GAINS INCOME.....      --           --           --            --
                             --------     --------     --------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (8,932)       2,573      (19,118)      (262,756)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     424,075      632,309      740,617      2,020,065
                             --------     --------     --------     ----------
    Net gain (loss) on
     investments.........     415,143      634,882      721,499      1,757,309
                             --------     --------     --------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $430,018     $609,717     $895,190     $1,682,904
                             ========     ========     ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                            NEUBERGER
                                                            BERMAN AMT         NEUBERGER          SCUDDER
                             MFS HIGH     MFS STRATEGIC  LIMITED MATURITY      BERMAN AMT      INTERNATIONAL  SAFECO EQUITY
                           INCOME SERIES  INCOME SERIES   BOND PORTFOLIO   PARTNERS PORTFOLIO    PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ----------------  ------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $253,578        $2,414          $ 43,211           $--              $ 16,550       $ 17,141
                             --------        ------          --------           --------         --------       --------
EXPENSE:
  Mortality and expense
   undertakings..........     (62,317)         (403)           (4,469)            (4,869)         (26,114)        (8,484)
                             --------        ------          --------           --------         --------       --------
    Net investment income
     (loss)..............     191,261         2,011            38,742             (4,869)          (9,564)         8,657
                             --------        ------          --------           --------         --------       --------
CAPITAL GAINS INCOME.....      --            --               --                --                 --             --
                             --------        ------          --------           --------         --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      57,578          (509)            3,795             (9,122)         (67,462)       (30,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     633,453         5,087           (22,654)           335,333          567,722        424,286
                             --------        ------          --------           --------         --------       --------
    Net gain (loss) on
     investments.........     691,031         4,578           (18,859)           326,211          500,260        394,121
                             --------        ------          --------           --------         --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $882,292        $6,589          $ 19,883           $321,342         $490,696       $402,778
                             ========        ======          ========           ========         ========       ========


                           SAFECO GROWTH
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $  --
                            ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (11,680)
                            ----------
    Net investment income
     (loss)..............      (11,680)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (95,189)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,011,778
                            ----------
    Net gain (loss) on
     investments.........      916,589
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  904,909
                            ==========

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             THE STRONG      VAN ECK       VAN ECK        WELLS FARGO
                              MID CAP       WORLDWIDE   WORLDWIDE HARD       ASSET
                           GROWTH FUND II   BOND FUND    ASSETS FUND    ALLOCATION FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $--            $ 3,989       $   399        $   89,967
                              --------       -------       -------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (2,738)       (1,142)         (546)          (70,208)
                              --------       -------       -------        ----------
    Net investment income
     (loss)..............       (2,738)        2,847          (147)           19,759
                              --------       -------       -------        ----------
CAPITAL GAINS INCOME.....      --             --            --               --
                              --------       -------       -------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       17,252         5,303        (4,019)          (50,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      140,623        32,911        68,553         1,076,813
                              --------       -------       -------        ----------
    Net gain (loss) on
     investments.........      157,875        38,214        64,534         1,026,811
                              --------       -------       -------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $155,137       $41,061       $64,387        $1,046,570
                              ========       =======       =======        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             WELLS FARGO                                                         WELLS FARGO    WELLS FARGO
                            TOTAL RETURN       WELLS FARGO         WELLS FARGO     WELLS FARGO  INTERNATIONAL  LARGE COMPANY
                              BOND FUND     EQUITY INCOME FUND  EQUITY VALUE FUND  GROWTH FUND   EQUITY FUND    GROWTH FUND
                           SUB-ACCOUNT (N)     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  -----------------  -----------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  972,265        $   753,088          $ 14,081         $--           $   316      $  --
                             ----------        -----------          --------         -------       -------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (286,063)          (610,108)          (10,596)         (5,085)       (1,109)       (304,484)
                             ----------        -----------          --------         -------       -------      ----------
    Net investment income
     (loss)..............       686,202            142,980             3,485          (5,085)         (793)       (304,484)
                             ----------        -----------          --------         -------       -------      ----------
CAPITAL GAINS INCOME.....       280,630          1,248,415           --               --            --             --
                             ----------        -----------          --------         -------       -------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       187,664         (2,087,238)              680             401           465        (861,534)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       442,522         11,337,610           183,385          86,130        30,294       6,453,830
                             ----------        -----------          --------         -------       -------      ----------
    Net gain (loss) on
     investments.........       630,186          9,250,372           184,065          86,531        30,759       5,592,296
                             ----------        -----------          --------         -------       -------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,597,018        $10,641,767          $187,550         $81,446       $29,966      $5,287,812
                             ==========        ===========          ========         =======       =======      ==========

                           WELLS FARGO
                            SMALL CAP
                           GROWTH FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............  $   --
                           ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (69,030)
                           ----------
    Net investment income
     (loss)..............     (69,030)
                           ----------
CAPITAL GAINS INCOME.....      --
                           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (253,491)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   2,199,564
                           ----------
    Net gain (loss) on
     investments.........   1,946,073
                           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,877,043
                           ==========

(n) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL
                           AMERICAN CENTURY    APPRECIATION    AIM V.I. INTERNATIONAL  AIM V.I. PREMIER
                           VP BALANCED FUND        FUND             GROWTH FUND          EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------  ----------------  ----------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   32,579         $ (2,374)           $  (19,944)         $  (111,743)
  Capital gains income...       --                --                  --                    --
  Net realized gain
   (loss) on security
   transactions..........         (2,054)          (1,178)              (98,234)            (377,858)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        249,771           98,411               793,437            2,966,533
                              ----------         --------            ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        280,296           94,859               675,259            2,476,932
                              ----------         --------            ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............          7,150            7,536                 3,900               30,815
  Net transfers..........        649,314           77,198              (164,449)            (532,209)
  Surrenders for benefit
   payments and fees.....       (120,687)         (84,488)             (418,503)          (1,304,775)
  Net annuity
   transactions..........       --                --                  --                    --
                              ----------         --------            ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        535,777              246              (579,052)          (1,806,169)
                              ----------         --------            ----------          -----------
  Net increase (decrease)
   in net assets.........        816,073           95,105                96,207              670,763
NET ASSETS:
  Beginning of year......      1,485,367          515,122             2,895,163           11,876,257
                              ----------         --------            ----------          -----------
  End of year............     $2,301,440         $610,227            $2,991,370          $12,547,020
                              ==========         ========            ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH    FEDERATED AMERICAN   FEDERATED CAPITAL
                               PORTFOLIO          PORTFOLIO          PORTFOLIO       LEADERS FUND II    APPRECIATION FUND II
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)    SUB-ACCOUNT (C)      SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (4,494)        $    12,202        $   (14,198)       $   223,096          $   (67,279)
  Capital gains income...       --                  --                 --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........        124,986                   1           (155,979)          (481,356)              (5,154)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        380,238            --                  813,473         16,001,024            2,032,665
                              ----------         -----------        -----------        -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        500,730              12,203            643,296         15,742,764            1,960,232
                              ----------         -----------        -----------        -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............          5,298             488,833             12,575            364,768               53,858
  Net transfers..........        171,454          (1,805,753)          (475,553)           523,142            1,027,231
  Surrenders for benefit
   payments and fees.....       (172,858)         (4,457,424)          (657,894)        (4,138,087)            (554,538)
  Net annuity
   transactions..........       --                  --                 --                   (8,137)           --
                              ----------         -----------        -----------        -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,894          (5,774,344)        (1,120,872)        (3,258,314)             526,551
                              ----------         -----------        -----------        -----------          -----------
  Net increase (decrease)
   in net assets.........        504,624          (5,762,141)          (477,576)        12,484,450            2,486,783
NET ASSETS:
  Beginning of year......      1,342,830          16,750,773          3,405,631         62,773,075            8,737,599
                              ----------         -----------        -----------        -----------          -----------
  End of year............     $1,847,454         $10,988,632        $ 2,928,055        $75,257,525          $11,224,382
                              ==========         ===========        ===========        ===========          ===========

                                               FEDERATED FUND
                                                  FOR U.S.
                           FEDERATED EQUITY      GOVERNMENT
                            INCOME FUND II   SECURITIES FUND II
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   253,774        $   324,847
  Capital gains income...       --                   55,274
  Net realized gain
   (loss) on security
   transactions..........       (232,603)            17,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      8,438,150           (274,979)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,459,321            122,956
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        248,647             19,665
  Net transfers..........        293,670         (2,276,429)
  Surrenders for benefit
   payments and fees.....     (2,779,254)        (1,194,532)
  Net annuity
   transactions..........         (8,195)          --
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,245,132)        (3,451,296)
                             -----------        -----------
  Net increase (decrease)
   in net assets.........      6,214,189         (3,328,340)
NET ASSETS:
  Beginning of year......     34,517,109         11,505,250
                             -----------        -----------
  End of year............    $40,731,298        $ 8,176,910
                             ===========        ===========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-31 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               FEDERATED HIGH    FEDERATED         FEDERATED
                            FEDERATED GROWTH    INCOME BOND    INTERNATIONAL      PRIME MONEY
                           STRATEGIES FUND II     FUND II      EQUITY FUND II       FUND II
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (D)
                           ------------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (311,685)      $   777,248     $  (108,688)      $   (33,250)
  Capital gains income...        --                 --              --               --
  Net realized gain
   (loss) on security
   transactions..........        (508,645)          115,180        (274,894)           76,265
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       9,303,334         1,473,758       2,835,096           211,931
                              -----------       -----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,483,004         2,366,186       2,451,514           254,946
                              -----------       -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         133,554            57,429          71,188             2,085
  Net transfers..........        (899,157)        1,253,965        (530,051)          870,632
  Surrenders for benefit
   payments and fees.....      (1,901,373)       (1,643,061)       (668,339)       (2,763,695)
  Net annuity
   transactions..........          (3,818)          --              --               --
                              -----------       -----------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,670,794)         (331,667)     (1,127,202)       (1,890,978)
                              -----------       -----------     -----------       -----------
  Net increase (decrease)
   in net assets.........       5,812,210         2,034,519       1,324,312        (1,636,032)
NET ASSETS:
  Beginning of year......      24,052,113        11,177,338       9,129,616         6,129,656
                              -----------       -----------     -----------       -----------
  End of year............     $29,864,323       $13,211,857     $10,453,928       $ 4,493,624
                              ===========       ===========     ===========       ===========

(d) Effective November 21, 2003, Federated International Small Company fund II Sub-Account merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                               FEDERATED                           GARTMORE
                           FEDERATED QUALITY  TOTAL RETURN  FEDERATED CAPITAL  GVIT DEVELOPING   HARTFORD ADVISERS
                             BOND FUND II     BOND FUND II   INCOME FUND II      MARKETS FUND        HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (E)   SUB-ACCOUNT (F)      SUB-ACCOUNT
                           -----------------  ------------  -----------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   75,518       $  (52,264)     $  257,699         $   (2,495)      $  3,404,163
  Capital gains income...       --                --             --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........         13,493           11,039         (37,609)           (44,985)        (3,558,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         18,468          118,134         630,661            381,410         47,283,617
                              ----------       ----------      ----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        107,479           76,909         850,751            333,930         47,129,014
                              ----------       ----------      ----------         ----------       ------------
UNIT TRANSACTIONS:
  Purchases..............         17,579           27,333          17,964              3,051          3,851,305
  Net transfers..........        (93,712)        (690,119)        (58,353)           283,093         (2,060,104)
  Surrenders for benefit
   payments and fees.....       (335,457)        (305,463)       (465,970)           (61,240)       (43,963,562)
  Net annuity
   transactions..........       --                --             --                 --                   16,361
                              ----------       ----------      ----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (411,590)        (968,249)       (506,359)           224,904        (42,156,000)
                              ----------       ----------      ----------         ----------       ------------
  Net increase (decrease)
   in net assets.........       (304,111)        (891,340)        344,392            558,834          4,973,014
NET ASSETS:
  Beginning of year......      3,186,392        4,640,735       4,825,638            797,255        308,277,040
                              ----------       ----------      ----------         ----------       ------------
  End of year............     $2,882,281       $3,749,395      $5,170,030         $1,356,089       $313,250,054
                              ==========       ==========      ==========         ==========       ============


                           HARTFORD BLUE CHIP  HARTFORD BOND
                             STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,428,189)    $  2,386,076
  Capital gains income...        --                 397,459
  Net realized gain
   (loss) on security
   transactions..........       (2,094,855)         616,741
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       31,249,327        1,702,974
                              ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       27,726,283        5,103,250
                              ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............        2,554,924        1,174,283
  Net transfers..........       (2,731,112)      (1,992,621)
  Surrenders for benefit
   payments and fees.....      (15,097,701)     (14,426,264)
  Net annuity
   transactions..........        --                 --
                              ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (15,273,889)     (15,244,602)
                              ------------     ------------
  Net increase (decrease)
   in net assets.........       12,452,394      (10,141,352)
NET ASSETS:
  Beginning of year......      111,014,433       84,550,070
                              ------------     ------------
  End of year............     $123,466,827     $ 74,408,718
                              ============     ============

(e)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(f) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-33 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                                CAPITAL           CAPITAL          HARTFORD               HARTFORD
                              APPRECIATION     OPPORTUNITIES    GLOBAL LEADERS          DISCIPLINED
                                HLS FUND         HLS FUND          HLS FUND           EQUITY HLS FUND
                            SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT (H)     SUB-ACCOUNT (G)(I)(J)
                           ------------------  -------------  ------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $    (4,243)      $  (121,053)     $ (1,039,472)          $    (74,076)
  Capital gains income...        --                 --              --                    --
  Net realized gain
   (loss) on security
   transactions..........           2,475          (271,527)       (2,197,254)            (4,335,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,446,317         2,877,004        39,950,035             33,760,624
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,444,549         2,484,424        36,713,309             29,350,649
                              -----------       -----------      ------------           ------------
UNIT TRANSACTIONS:
  Purchases..............         336,906           331,291         2,186,938              2,185,530
  Net transfers..........      12,682,433          (142,053)       (2,680,337)               317,041
  Surrenders for benefit
   payments and fees.....        (855,455)       (1,495,134)      (16,579,909)           (19,171,741)
  Net annuity
   transactions..........        --                 --                 (3,674)                 2,276
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,163,884        (1,305,896)      (17,076,982)           (16,666,894)
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets.........      14,608,433         1,178,528        19,636,327             12,683,755
NET ASSETS:
  Beginning of year......        --              10,792,368       120,683,313            120,223,618
                              -----------       -----------      ------------           ------------
  End of year............     $14,608,433       $11,970,896      $140,319,640           $132,907,373
                              ===========       ===========      ============           ============

(g) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(h) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(k)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                             HARTFORD                                     HARTFORD
                              GROWTH       HARTFORD      HARTFORD      INTERNATIONAL        HARTFORD         HARTFORD
                           OPPORTUNITIES  HIGH YIELD      INDEX        OPPORTUNITIES     INTERNATIONAL   LARGE CAP GROWTH
                             HLS FUND      HLS FUND      HLS FUND         HLS FUND       STOCK HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (L)     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  ------------  ------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ (3,981,196)  $   928,897  $    147,971     $   138,989       $   596,725      $  (503,306)
  Capital gains income...       --            --            465,817        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........    (5,799,419)       (5,094)   (4,032,888)     (4,599,036)         (901,302)        (865,092)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   119,807,537     5,752,403    38,963,877       8,760,528        13,751,211        8,720,094
                           ------------   -----------  ------------     -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   110,026,922     6,676,206    35,544,777       4,300,481        13,446,634        7,351,696
                           ------------   -----------  ------------     -----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     4,815,141       601,128     3,201,676         323,836         1,396,181          912,586
  Net transfers..........    (5,373,595)    6,127,260    (2,113,783)       (127,935)       (2,311,377)      (1,626,110)
  Surrenders for benefit
   payments and fees.....   (40,130,768)   (6,115,295)  (18,903,376)     (2,542,191)       (6,922,578)      (4,324,616)
  Net annuity
   transactions..........       (17,513)      --              4,049           2,493             4,039         --
                           ------------   -----------  ------------     -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (40,706,735)      613,093   (17,811,434)     (2,343,797)       (7,833,735)      (5,038,140)
                           ------------   -----------  ------------     -----------       -----------      -----------
  Net increase (decrease)
   in net assets.........    69,320,187     7,289,299    17,733,343       1,956,684         5,612,899        2,313,556
NET ASSETS:
  Beginning of year......   287,616,118    30,890,041   148,029,094      16,585,181        53,440,270       37,322,432
                           ------------   -----------  ------------     -----------       -----------      -----------
  End of year............  $356,936,305   $38,179,340  $165,762,437     $18,541,865       $59,053,169      $39,635,988
                           ============   ===========  ============     ===========       ===========      ===========


                             HARTFORD
                           MID CAP STOCK
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (401,340)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........      (430,072)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,621,121
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,789,709
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       876,527
  Net transfers..........     2,879,442
  Surrenders for benefit
   payments and fees.....    (4,935,344)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,179,375)
                            -----------
  Net increase (decrease)
   in net assets.........     7,610,334
NET ASSETS:
  Beginning of year......    31,733,418
                            -----------
  End of year............   $39,343,752
                            ===========

(l) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-35 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD         HARTFORD        HARTFORD
                           MONEY MARKET  MULTISECTOR BOND  SMALLCAP VALUE  SMALLCAP GROWTH
                             HLS FUND        HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ----------------  --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   (396,888)   $   961,218      $   (531,002)   $ (1,436,468)
  Capital gains income...       --            --                 748,099        --
  Net realized gain
   (loss) on security
   transactions..........       --              31,199        (1,712,304)     (1,869,622)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --             786,277        21,538,070      47,729,966
                           ------------    -----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (396,888)     1,778,694        20,042,863      44,423,876
                           ------------    -----------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,493,804        595,969         1,664,741       2,638,786
  Net transfers..........    (8,692,536)     2,261,418        (2,977,172)       (679,540)
  Surrenders for benefit
   payments and fees.....   (34,821,148)    (3,440,792)       (9,259,506)    (13,740,077)
  Net annuity
   transactions..........         1,911       --                --                (2,283)
                           ------------    -----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (42,017,969)      (583,405)      (10,571,937)    (11,783,114)
                           ------------    -----------      ------------    ------------
  Net increase (decrease)
   in net assets.........   (42,414,857)     1,195,289         9,470,926      32,640,762
NET ASSETS:
  Beginning of year......    99,064,353     23,463,769        63,135,353     100,702,153
                           ------------    -----------      ------------    ------------
  End of year............  $ 56,649,496    $24,659,058      $ 72,606,279    $133,342,915
                           ============    ===========      ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                    HARTFORD
                                HARTFORD         U.S. GOVERNMENT        HARTFORD VALUE      ING VP EMERGING  ING VP NATURAL
                             STOCK HLS FUND    SECURITIES HLS FUND  OPPORTUNITIES HLS FUND   MARKETS FUND    RESOURCES TRUST
                            SUB-ACCOUNT (M)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------------  ----------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (18,038)        $    431,451           $  (500,411)          $   (205)        $   (446)
  Capital gains income...        --                  --                    --                   --               --
  Net realized gain
   (loss) on security
   transactions..........      (2,482,500)           2,993,343            (1,045,414)                83           (1,545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,849,486           (1,995,263)           23,490,942             18,342           29,819
                              -----------         ------------           -----------           --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,348,948            1,429,531            21,945,117             18,220           27,828
                              -----------         ------------           -----------           --------         --------
UNIT TRANSACTIONS:
  Purchases..............         303,520            2,752,784             1,163,581            --               --
  Net transfers..........       2,751,272          (23,283,330)              482,164             96,474            9,935
  Surrenders for benefit
   payments and fees.....      (1,450,979)         (32,083,580)           (9,088,689)            (2,549)         (22,961)
  Net annuity
   transactions..........        --                     25,507                (2,073)           --               --
                              -----------         ------------           -----------           --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,603,813          (52,588,619)           (7,445,017)            93,925          (13,026)
                              -----------         ------------           -----------           --------         --------
  Net increase (decrease)
   in net assets.........       3,952,761          (51,159,088)           14,500,100            112,145           14,802
NET ASSETS:
  Beginning of year......       9,244,601          194,769,518            60,492,375             25,356          105,822
                              -----------         ------------           -----------           --------         --------
  End of year............     $13,197,362         $143,610,430           $74,992,475           $137,501         $120,624
                              ===========         ============           ===========           ========         ========


                           INVESCO HEALTH      INVESCO
                            SCIENCE FUND   TECHNOLOGY FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (9,926)     $  (12,429)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        11,326         (50,149)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       519,402       1,022,083
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       520,802         959,505
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        12,828          49,935
  Net transfers..........      (732,397)         16,200
  Surrenders for benefit
   payments and fees.....      (136,351)       (179,887)
  Net annuity
   transactions..........       --              --
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (855,920)       (113,752)
                             ----------      ----------
  Net increase (decrease)
   in net assets.........      (335,118)        845,753
NET ASSETS:
  Beginning of year......     2,118,665       2,201,084
                             ----------      ----------
  End of year............    $1,783,547      $3,046,837
                             ==========      ==========

(m) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-37 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          KELMOORE     KELMOORE
                                          STRATEGY     STRATEGY
                           INVESCO CORE   VARIABLE     VARIABLE    MFS EMERGING
                           EQUITY FUND   EAGLE FUND      FUND      GROWTH SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   14,875   $  (25,165)  $  173,691    $   (74,405)
  Capital gains income...      --            --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (8,932)       2,573      (19,118)      (262,756)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      424,075      632,309      740,617      2,020,065
                            ----------   ----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      430,018      609,717      895,190      1,682,904
                            ----------   ----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        4,807       44,772       34,828         17,519
  Net transfers..........        7,963       61,675      (61,675)      (351,297)
  Surrenders for benefit
   payments and fees.....     (141,313)     (60,557)    (517,524)      (975,754)
  Net annuity
   transactions..........      --            --           --              2,771
                            ----------   ----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (128,543)      45,890     (544,371)    (1,306,761)
                            ----------   ----------   ----------    -----------
  Net increase (decrease)
   in net assets.........      301,475      655,607      350,819        376,143
NET ASSETS:
  Beginning of year......    2,009,197    1,942,955    5,365,881      6,796,071
                            ----------   ----------   ----------    -----------
  End of year............   $2,310,672   $2,598,562   $5,716,700    $ 7,172,214
                            ==========   ==========   ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                            NEUBERGER
                                                            BERMAN AMT         NEUBERGER          SCUDDER
                             MFS HIGH     MFS STRATEGIC  LIMITED MATURITY      BERMAN AMT      INTERNATIONAL  SAFECO EQUITY
                           INCOME SERIES  INCOME SERIES   BOND PORTFOLIO   PARTNERS PORTFOLIO    PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ----------------  ------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   191,261     $  2,011        $   38,742         $   (4,869)      $   (9,564)    $    8,657
  Capital gains income...       --            --              --                 --                --             --
  Net realized gain
   (loss) on security
   transactions..........        57,578         (509)            3,795             (9,122)         (67,462)       (30,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       633,453        5,087           (22,654)           335,333          567,722        424,286
                            -----------     --------        ----------         ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       882,292        6,589            19,883            321,342          490,696        402,778
                            -----------     --------        ----------         ----------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............        18,405       25,000            32,855              1,150            5,309         19,717
  Net transfers..........      (234,020)      81,180             7,778             42,126          (45,857)      (139,238)
  Surrenders for benefit
   payments and fees.....      (937,850)     (10,952)          (83,903)           (25,025)        (312,438)      (144,866)
  Net annuity
   transactions..........         4,063       --              --                 --                  2,563        --
                            -----------     --------        ----------         ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,149,402)      95,228           (43,270)            18,251         (350,423)      (264,387)
                            -----------     --------        ----------         ----------       ----------     ----------
  Net increase (decrease)
   in net assets.........      (267,110)     101,817           (23,387)           339,593          140,273        138,391
NET ASSETS:
  Beginning of year......     5,893,890       49,761           988,780            957,094        2,192,974      1,821,378
                            -----------     --------        ----------         ----------       ----------     ----------
  End of year............   $ 5,626,780     $151,578        $  965,393         $1,296,687       $2,333,247     $1,959,769
                            ===========     ========        ==========         ==========       ==========     ==========


                           SAFECO GROWTH
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (11,680)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (95,189)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,011,778
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      904,909
                            ----------
UNIT TRANSACTIONS:
  Purchases..............       15,278
  Net transfers..........      132,648
  Surrenders for benefit
   payments and fees.....     (243,911)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (95,985)
                            ----------
  Net increase (decrease)
   in net assets.........      808,924
NET ASSETS:
  Beginning of year......    2,394,949
                            ----------
  End of year............   $3,203,873
                            ==========

_____________________________________ SA-39 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             THE STRONG      VAN ECK       VAN ECK        WELLS FARGO
                              MID CAP       WORLDWIDE   WORLDWIDE HARD       ASSET
                           GROWTH FUND II   BOND FUND    ASSETS FUND    ALLOCATION FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------  --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (2,738)     $   2,847      $   (147)      $   19,759
  Capital gains income...      --              --           --               --
  Net realized gain
   (loss) on security
   transactions..........       17,252          5,303        (4,019)         (50,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      140,623         32,911        68,553        1,076,813
                             ---------      ---------      --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      155,137         41,061        64,387        1,046,570
                             ---------      ---------      --------       ----------
UNIT TRANSACTIONS:
  Purchases..............        4,703         30,442         2,736           10,324
  Net transfers..........      353,140       (165,330)      327,753          347,802
  Surrenders for benefit
   payments and fees.....     (318,446)       (13,572)      (20,931)        (897,582)
  Net annuity
   transactions..........      --              --           --               --
                             ---------      ---------      --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       39,397       (148,460)      309,558         (539,456)
                             ---------      ---------      --------       ----------
  Net increase (decrease)
   in net assets.........      194,534       (107,399)      373,945          507,114
NET ASSETS:
  Beginning of year......      381,677        398,216       104,098        5,588,862
                             ---------      ---------      --------       ----------
  End of year............    $ 576,211      $ 290,817      $478,043       $6,095,976
                             =========      =========      ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              WELLS FARGO                                                           WELLS FARGO    WELLS FARGO
                              TOTAL RETURN        WELLS FARGO         WELLS FARGO     WELLS FARGO  INTERNATIONAL  LARGE COMPANY
                               BOND FUND       EQUITY INCOME FUND  EQUITY VALUE FUND  GROWTH FUND   EQUITY FUND    GROWTH FUND
                            SUB-ACCOUNT (N)       SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------------  -----------------  -----------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   686,202         $    142,980         $  3,485        $ (5,085)     $   (793)     $  (304,484)
  Capital gains income...         280,630            1,248,415          --               --            --              --
  Net realized gain
   (loss) on security
   transactions..........         187,664           (2,087,238)             680             401           465         (861,534)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         442,522           11,337,610          183,385          86,130        30,294        6,453,830
                              -----------         ------------         --------        --------      --------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,597,018           10,641,767          187,550          81,446        29,966        5,287,812
                              -----------         ------------         --------        --------      --------      -----------
UNIT TRANSACTIONS:
  Purchases..............          58,384              113,721              608          21,830         2,181          128,178
  Net transfers..........      (2,292,071)          (1,944,854)         114,392         134,485        29,381       (1,454,943)
  Surrenders for benefit
   payments and fees.....      (3,836,542)          (9,619,160)        (134,984)        (77,032)      (18,486)      (4,350,269)
  Net annuity
   transactions..........          12,036               72,354          --               --            --               70,577
                              -----------         ------------         --------        --------      --------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,058,193)         (11,377,939)         (19,984)         79,283        13,076       (5,606,457)
                              -----------         ------------         --------        --------      --------      -----------
  Net increase (decrease)
   in net assets.........      (4,461,175)            (736,172)         167,566         160,729        43,042         (318,645)
NET ASSETS:
  Beginning of year......      24,979,797           51,279,914          826,827         328,181        86,298       25,210,180
                              -----------         ------------         --------        --------      --------      -----------
  End of year............     $20,518,622         $ 50,543,742         $994,393        $488,910      $129,340      $24,891,535
                              ===========         ============         ========        ========      ========      ===========

                           WELLS FARGO
                            SMALL CAP
                           GROWTH FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (69,030)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........    (253,491)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   2,199,564
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   1,877,043
                           ----------
UNIT TRANSACTIONS:
  Purchases..............      39,652
  Net transfers..........     (82,664)
  Surrenders for benefit
   payments and fees.....    (920,343)
  Net annuity
   transactions..........       1,747
                           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (961,608)
                           ----------
  Net increase (decrease)
   in net assets.........     915,435
NET ASSETS:
  Beginning of year......   5,372,149
                           ----------
  End of year............  $6,287,584
                           ==========

(n) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-41 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       ALLIANCE
                           AIM V.I. INTERNATIONAL  AIM V.I. PREMIER  INTERNATIONAL
                                GROWTH FUND          EQUITY FUND       PORTFOLIO
                              SUB-ACCOUNT (A)      SUB-ACCOUNT (B)    SUB-ACCOUNT
                           ----------------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   (28,638)         $   (168,700)    $   (5,101)
  Capital gains income...         --                     --              --
  Net realized gain
   (loss) gain on
   security
   transactions..........        (2,152,416)           (8,753,802)       446,512
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         1,525,070             2,389,731       (169,916)
                                -----------          ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (655,984)           (6,532,771)       271,495
                                -----------          ------------     ----------
UNIT TRANSACTIONS:
  Purchases..............            10,143                56,310          6,730
  Net transfers..........          (283,077)           (1,707,182)       295,827
  Surrenders for benefit
   payments and fees.....          (453,635)           (2,177,237)      (498,815)
                                -----------          ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (726,569)           (3,828,109)      (196,258)
                                -----------          ------------     ----------
  Net increase (decrease)
   in net assets.........        (1,382,553)          (10,360,880)        75,237
NET ASSETS:
  Beginning of year......         4,277,716            22,237,137      1,267,593
                                -----------          ------------     ----------
  End of year............       $ 2,895,163          $ 11,876,257     $1,342,830
                                ===========          ============     ==========

(a) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(b)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                              AMERICAN CENTURY
                              ALLIANCE         ALLIANCE                          VP CAPITAL
                            MONEY MARKET    PREMIER GROWTH  AMERICAN CENTURY    APPRECIATION    FEDERATED AMERICAN
                              PORTFOLIO       PORTFOLIO     VP BALANCED FUND        FUND         LEADERS FUND II
                           SUB-ACCOUNT (C)   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  --------------  ----------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    138,766     $   (21,291)      $   39,061        $   (3,807)       $    (84,879)
  Capital gains income...       --               --              --                --                 --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (296,174)     (2,787,390)        (241,062)         (643,232)         (6,433,100)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        183,083         928,674            6,498           409,385         (11,297,493)
                            ------------     -----------       ----------        ----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         25,675      (1,880,007)        (195,503)         (237,654)        (17,815,472)
                            ------------     -----------       ----------        ----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      1,505,931          89,271           10,576             5,091           1,010,048
  Net transfers..........      1,759,969        (971,264)          99,048            18,149           2,707,414
  Surrenders for benefit
   payments and fees.....    (12,533,936)       (705,218)        (341,738)         (313,412)         (5,785,812)
                            ------------     -----------       ----------        ----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (9,268,036)     (1,587,211)        (232,114)         (290,172)         (2,068,350)
                            ------------     -----------       ----------        ----------        ------------
  Net increase (decrease)
   in net assets.........     (9,242,361)     (3,467,218)        (427,617)         (527,826)        (19,883,822)
NET ASSETS:
  Beginning of year......     25,993,134       6,872,849        1,912,984         1,042,948          82,656,897
                            ------------     -----------       ----------        ----------        ------------
  End of year............   $ 16,750,773     $ 3,405,631       $1,485,367        $  515,122        $ 62,773,075
                            ============     ===========       ==========        ==========        ============


                            FEDERATED CAPITAL    FEDERATED EQUITY
                           APPRECIATION FUND II   INCOME FUND II
                             SUB-ACCOUNT (D)       SUB-ACCOUNT
                           --------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (94,752)        $    329,690
  Capital gains income...        --                    --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (2,678,204)         (15,182,416)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          724,969            4,182,805
                               -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (2,047,987)         (10,669,921)
                               -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............          242,872              599,879
  Net transfers..........        3,988,653           (1,758,144)
  Surrenders for benefit
   payments and fees.....         (489,243)          (3,753,769)
                               -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,742,282           (4,912,034)
                               -----------         ------------
  Net increase (decrease)
   in net assets.........        1,694,295          (15,581,955)
NET ASSETS:
  Beginning of year......        7,043,304           50,099,064
                               -----------         ------------
  End of year............      $ 8,737,599         $ 34,517,109
                               ===========         ============

(c) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.
(d) Formerly Federated Insurance Series--Large Cap II Fund. Change effective April 26, 2002.

_____________________________________ SA-43 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             FEDERATED FUND
                                FOR U.S.                           FEDERATED HIGH
                               GOVERNMENT       FEDERATED GROWTH    INCOME BOND
                           SECURITIES FUND II  STRATEGIES FUND II     FUND II
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   317,660         $   (405,640)     $ 1,059,168
  Capital gains income...        --                  --                 --
  Net realized gain
   (loss) gain on
   security
   transactions..........         379,489          (22,406,765)      (2,805,990)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         176,080           12,228,079        1,790,328
                              -----------         ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         873,229          (10,584,326)          43,506
                              -----------         ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............         587,894              307,735           47,234
  Net transfers..........       2,450,050           (4,176,539)       1,180,245
  Surrenders for benefit
   payments and fees.....      (3,679,938)          (2,704,411)      (1,111,106)
                              -----------         ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (641,994)          (6,573,215)         116,373
                              -----------         ------------      -----------
  Net increase (decrease)
   in net assets.........         231,235          (17,157,541)         159,879
NET ASSETS:
  Beginning of year......      11,274,015           41,209,654       11,017,459
                              -----------         ------------      -----------
  End of year............     $11,505,250         $ 24,052,113      $11,177,338
                              ===========         ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                             FEDERATED
                             FEDERATED     INTERNATIONAL     FEDERATED                           FEDERATED
                           INTERNATIONAL   SMALL COMPANY    PRIME MONEY    FEDERATED QUALITY   TOTAL RETURN       FEDERATED
                           EQUITY FUND II     FUND II         FUND II        BOND FUND II      BOND FUND II    UTILITY FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT (E)     SUB-ACCOUNT     SUB-ACCOUNT (F)    SUB-ACCOUNT
                           --------------  -------------  ---------------  -----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (153,007)   $  (13,532)     $   (43,222)      $   46,965        $  170,050       $   272,992
  Capital gains income...       --             --              --                 28,967           --               --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (12,549,068)     (563,499)      (2,251,383)         (29,604)          (85,879)       (3,314,344)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      9,417,321       352,310        1,505,050          151,097           203,201         1,189,765
                            ------------    ----------      -----------       ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,284,754)     (224,721)        (789,555)         197,425           287,372        (1,851,587)
                            ------------    ----------      -----------       ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         92,933         4,848          342,449          104,206            39,839            14,110
  Net transfers..........     (2,040,253)      (76,837)      (3,552,155)       1,255,375         1,488,184          (562,162)
  Surrenders for benefit
   payments and fees.....       (964,050)      (84,444)      (1,816,630)        (202,119)         (326,138)         (634,836)
                            ------------    ----------      -----------       ----------        ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,911,370)     (156,433)      (5,026,336)       1,157,462         1,201,885        (1,182,888)
                            ------------    ----------      -----------       ----------        ----------       -----------
  Net increase (decrease)
   in net assets.........     (6,196,124)     (381,154)      (5,815,891)       1,354,887         1,489,257        (3,034,475)
NET ASSETS:
  Beginning of year......     15,325,740     1,263,548       11,063,153        1,831,505         3,151,478         7,860,113
                            ------------    ----------      -----------       ----------        ----------       -----------
  End of year............   $  9,129,616    $  882,394      $ 5,247,262       $3,186,392        $4,640,735       $ 4,825,638
                            ============    ==========      ===========       ==========        ==========       ===========


                           HARTFORD ADVISERS
                               HLS FUND
                            SUB-ACCOUNT (G)
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  21,811,001
  Capital gains income...        --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (79,144,774)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (15,538,596)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (72,872,369)
                             -------------
UNIT TRANSACTIONS:
  Purchases..............        8,244,543
  Net transfers..........      (29,207,962)
  Surrenders for benefit
   payments and fees.....      (68,869,101)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (89,832,520)
                             -------------
  Net increase (decrease)
   in net assets.........     (162,704,889)
NET ASSETS:
  Beginning of year......      470,981,929
                             -------------
  End of year............    $ 308,277,040
                             =============

(e) Effective October 4, 2002, Federated Small Cap Strategies Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.
(f) Formerly Federated Insurance Series--Strategic Income II Fund. Change effective April 26, 2002.
(g) Effective April 30, 2002, Fortis Series Fund--Asset Allocation Series merged with Hartford Advisers HLS Fund Sub-Account.

_____________________________________ SA-45 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD AMERICAN  HARTFORD BLUE CHIP  HARTFORD BLUE CHIP
                           LEADERS HLS FUND     STOCK HLS FUND    STOCK II HLS FUND
                            SUB-ACCOUNT (H)    SUB-ACCOUNT (I)     SUB-ACCOUNT (J)
                           -----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $    51,302        $ (1,894,126)       $  (191,950)
  Capital gains income...        --                 --                  --
  Net realized gain
   (loss) gain on
   security
   transactions..........        (666,571)        (21,332,977)        (5,632,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,963,536)        (20,833,034)         1,566,567
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,578,805)        (44,060,137)        (4,257,469)
                              -----------        ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............         688,868           4,356,252            745,515
  Net transfers..........         644,844         (10,048,292)           431,031
  Surrenders for benefit
   payments and fees.....      (1,302,617)        (21,141,490)        (1,575,995)
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          31,095         (26,833,530)          (399,449)
                              -----------        ------------        -----------
  Net increase (decrease)
   in net assets.........      (2,547,710)        (70,893,667)        (4,656,918)
NET ASSETS:
  Beginning of year......      11,792,311         181,908,100         15,302,605
                              -----------        ------------        -----------
  End of year............     $ 9,244,601        $111,014,433        $10,645,687
                              ===========        ============        ===========

(h) Formerly Fortis Series Fund--American Leaders Series. Change effective April 15, 2002.
(i) Formerly Fortis Series Fund--Blue Chip Stock Series. Change effective April 15, 2002.
(j) Formerly Fortis Series Fund--Blue Chip Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                               HARTFORD                                           HARTFORD         HARTFORD
                                                CAPITAL         HARTFORD         HARTFORD          GROWTH           GROWTH
                            HARTFORD BOND    OPPORTUNITIES    GLOBAL EQUITY   GLOBAL LEADERS     AND INCOME      OPPORTUNITIES
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (K)  SUB-ACCOUNT (L)  SUB-ACCOUNT (M)  SUB-ACCOUNT (N)  SUB-ACCOUNT (O)  SUB-ACCOUNT (P)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  9,353,470      $  (199,818)     $  (60,839)     $    184,993     $    462,091     $  (4,928,082)
  Capital gains income...        930,125         --               --             31,049,878       17,291,668          --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (11,812,329)      (6,304,080)       (600,317)      (59,089,865)     (33,983,792)     (156,034,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      8,389,310        1,285,249        (191,419)       (6,306,218)     (26,460,358)       28,291,275
                            ------------      -----------      ----------      ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,860,576       (5,218,649)       (852,575)      (34,161,212)     (42,690,391)     (132,671,706)
                            ------------      -----------      ----------      ------------     ------------     -------------
UNIT TRANSACTIONS:
  Purchases..............      1,690,860        1,009,594         349,988         4,013,925        3,308,044         9,134,205
  Net transfers..........     11,098,567          142,563         656,650       (13,249,541)      (9,338,915)      (18,230,625)
  Surrenders for benefit
   payments and fees.....    (15,629,402)      (1,664,325)       (803,573)      (24,645,073)     (27,717,201)      (61,206,444)
                            ------------      -----------      ----------      ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,839,975)        (512,168)        203,065       (33,880,689)     (33,748,072)      (70,302,864)
                            ------------      -----------      ----------      ------------     ------------     -------------
  Net increase (decrease)
   in net assets.........      4,020,601       (5,730,817)       (649,510)      (68,041,901)     (76,438,463)     (202,974,570)
NET ASSETS:
  Beginning of year......     80,529,469       16,523,185       5,501,967       183,872,758      178,572,161       490,590,688
                            ------------      -----------      ----------      ------------     ------------     -------------
  End of year............   $ 84,550,070      $10,792,368      $4,852,457      $115,830,857     $102,133,698     $ 287,616,118
                            ============      ===========      ==========      ============     ============     =============


                              HARTFORD
                             HIGH YIELD
                              HLS FUND
                           SUB-ACCOUNT (Q)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  7,805,847
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (22,300,789)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     10,899,646
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,595,296)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............        792,203
  Net transfers..........     (1,956,590)
  Surrenders for benefit
   payments and fees.....     (6,491,272)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (7,655,659)
                            ------------
  Net increase (decrease)
   in net assets.........    (11,250,955)
NET ASSETS:
  Beginning of year......     42,140,996
                            ------------
  End of year............   $ 30,890,041
                            ============

(k) Effective April 30, 2002, Fortis Series Fund--Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account.
(l) Formerly Fortis Series Fund--Capital Opportunities Series. Change effective April 15, 2002.
(m) Formerly Fortis Series Fund--Global Equity Series. Change effective April 15, 2002.
(n) Effective April 30, 2002, Fortis Series Fund--Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(o) Effective April 30, 2002, Fortis Series Fund--Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(p) Formerly Fortis Series Fund--Growth Stock Series. Change effective March 18, 2002.
(q) Effective April 30, 2002, Fortis Series Fund--High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.

_____________________________________ SA-47 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD         HARTFORD          HARTFORD
                                INDEX        INTERNATIONAL     INTERNATIONAL
                              HLS FUND      STOCK HLS FUND   STOCK II HLS FUND
                           SUB-ACCOUNT (R)  SUB-ACCOUNT (S)   SUB-ACCOUNT (T)
                           ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  2,336,253     $   (239,163)      $  (185,402)
  Capital gains income...     13,294,180         --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (30,224,662)     (22,531,375)       (9,486,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (38,465,473)      15,522,513         5,419,223
                            ------------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (53,059,702)      (7,248,025)       (4,252,450)
                            ------------     ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      5,994,865        2,382,272           569,855
  Net transfers..........    (14,280,909)      (7,831,560)       (1,539,835)
  Surrenders for benefit
   payments and fees.....    (30,321,179)      (9,830,225)       (3,770,407)
                            ------------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (38,607,223)     (15,279,513)       (4,740,387)
                            ------------     ------------       -----------
  Net increase (decrease)
   in net assets.........    (91,666,925)     (22,527,538)       (8,992,837)
NET ASSETS:
  Beginning of year......    239,696,019       75,967,808        25,578,018
                            ------------     ------------       -----------
  End of year............   $148,029,094     $ 53,440,270       $16,585,181
                            ============     ============       ===========

(r) Effective April 30, 2002, Fortis Series Fund--S&P 500 Index Series merged with Hartford Index HLS Fund Sub- Account.
(s) Formerly Fortis Series Fund--International Stock Series. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund--International Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              HARTFORD          HARTFORD         HARTFORD         HARTFORD          HARTFORD         HARTFORD
                              INVESTORS     LARGE CAP GROWTH   MID CAP STOCK    MONEY MARKET    MULTISECTOR BOND  SMALL CAP VALUE
                           GROWTH HLS FUND      HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (U)  SUB-ACCOUNT (V)   SUB-ACCOUNT (W)  SUB-ACCOUNT (X)  SUB-ACCOUNT (Y)   SUB-ACCOUNT (Z)
                           ---------------  ----------------  ---------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (136,016)     $   (676,165)     $  (503,654)    $  4,138,178      $ 1,183,324      $   (460,319)
  Capital gains income...       --                --               --                     81         --               8,477,200
  Net realized gain
   (loss) gain on
   security
   transactions..........     (4,154,808)      (31,302,141)         168,071       (4,912,614)      (1,031,086)       10,096,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        998,719        11,859,214       (5,847,036)         963,313          383,844       (33,379,785)
                             -----------      ------------      -----------     ------------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,292,105)      (20,119,092)      (6,182,619)         188,958          536,082       (15,266,014)
                             -----------      ------------      -----------     ------------      -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............        408,470         1,789,637        1,571,117        6,531,836        1,021,740         3,378,151
  Net transfers..........        474,330        (3,400,550)       4,431,109       29,523,107          115,081           146,324
  Surrenders for benefit
   payments and fees.....     (1,060,093)       (6,878,578)      (4,537,581)     (58,953,972)      (4,458,243)      (10,857,593)
                             -----------      ------------      -----------     ------------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (177,293)       (8,489,491)       1,464,645      (22,899,029)      (3,321,422)       (7,333,118)
                             -----------      ------------      -----------     ------------      -----------      ------------
  Net increase (decrease)
   in net assets.........     (3,469,398)      (28,608,583)      (4,717,974)     (22,710,071)      (2,785,340)      (22,599,132)
NET ASSETS:
  Beginning of year......     10,913,631        65,931,015       36,451,392      121,774,424       26,249,109        85,734,485
                             -----------      ------------      -----------     ------------      -----------      ------------
  End of year............    $ 7,444,233      $ 37,322,432      $31,733,418     $ 99,064,353      $23,463,769      $ 63,135,353
                             ===========      ============      ===========     ============      ===========      ============

                               HARTFORD
                           SMALLCAP GROWTH
                               HLS FUND
                           SUB-ACCOUNT (AA)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,740,539)
  Capital gains income...
  Net realized gain
   (loss) gain on
   security
   transactions..........     (77,905,553)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      30,683,947
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (48,962,145)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       4,744,217
  Net transfers..........      (6,760,289)
  Surrenders for benefit
   payments and fees.....     (19,661,279)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (21,677,351)
                             ------------
  Net increase (decrease)
   in net assets.........     (70,639,496)
NET ASSETS:
  Beginning of year......     171,341,649
                             ------------
  End of year............    $100,702,153
                             ============

(u) Formerly Fortis Series Fund--Investors Growth Stock Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund--Large Cap Growth Series. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund--Mid Cap Stock Series. Change effective April 15, 2002.
(x) Effective April 30 2002, Fortis Series Fund--Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.
(y) Formerly Fortis Series Fund--Multisector Bond Series. Change effective April 15, 2002.
(z) Formerly Fortis Series Fund--Small Cap Value Series. Change effective April 15, 2002.
(aa) Formerly Fortis Series Fund--Aggressive Growth Series. Change effective March 18, 2002.

_____________________________________ SA-49 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                HARTFORD
                             U.S. GOVERNMENT        HARTFORD VALUE      ING VP EMERGING
                           SECURITIES HLS FUND  OPPORTUNITIES HLS FUND    MARKETS FUND
                            SUB-ACCOUNT (BB)       SUB-ACCOUNT (CC)     SUB-ACCOUNT (DD)
                           -------------------  ----------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  5,502,987           $   (442,935)          $   (276)
  Capital gains income...        --                     1,871,567            --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (1,602,355)           (10,528,782)            (6,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,279,023            (16,284,604)            (4,700)
                              ------------           ------------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       15,179,655            (25,384,754)           (10,998)
                              ------------           ------------           --------
UNIT TRANSACTIONS:
  Purchases..............        5,231,383              2,914,230            --
  Net transfers..........       49,884,920             (5,846,917)            21,013
  Surrenders for benefit
   payments and fees.....      (31,738,407)           (12,674,138)           (12,017)
                              ------------           ------------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       23,377,896            (15,606,825)             8,996
                              ------------           ------------           --------
  Net increase (decrease)
   in net assets.........       38,557,551            (40,991,579)            (2,002)
NET ASSETS:
  Beginning of year......      156,211,967            101,483,954             27,358
                              ------------           ------------           --------
  End of year............     $194,769,518           $ 60,492,375           $ 25,356
                              ============           ============           ========

(bb) Formerly Fortis Series Fund--U.S. Gov't Securities Series. Change effective March 18, 2002.
(cc) Formerly Fortis Series Fund--Value Series. Change effective March 18, 2002.
(dd) Formerly Pilgrim Emerging Markets Fund. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                                                                 KELMOORE     KELMOORE
                                                                                                 STRATEGY     STRATEGY
                            ING VP NATURAL   INVESCO HEALTH      INVESCO        INVESCO CORE     VARIABLE     VARIABLE
                           RESOURCES TRUST   SCIENCES FUND   TECHNOLOGY FUND    EQUITY FUND     EAGLE FUND      FUND
                           SUB-ACCOUNT (EE)   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (FF)  SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  --------------  ---------------  ----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $    (905)      $      (611)     $   (16,842)     $    57,875     $   45,848   $  135,820
  Capital gains income...       --                --              --               --               --           --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (22,255)         (489,358)      (4,177,962)        (456,386)      (321,543)    (201,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (2,281)         (420,385)       1,670,294         (167,791)      (146,347)    (880,065)
                              ---------       -----------      -----------      -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (25,441)         (910,354)      (2,524,510)        (566,302)      (422,042)    (945,410)
                              ---------       -----------      -----------      -----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 17,887           46,155           10,199      1,388,221    1,611,915
  Net transfers..........       (14,173)         (459,973)      (1,015,660)         149,290         35,141      (35,141)
  Surrenders for benefit
   payments and fees.....      (179,503)         (455,660)        (909,090)        (746,454)      (103,933)    (380,579)
                              ---------       -----------      -----------      -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (193,676)         (897,746)      (1,878,595)        (586,965)     1,319,429    1,196,195
                              ---------       -----------      -----------      -----------     ----------   ----------
  Net increase (decrease)
   in net assets.........      (219,117)       (1,808,100)      (4,403,105)      (1,153,267)       897,387      250,785
NET ASSETS:
  Beginning of year......       324,939         3,926,765        6,604,189        3,162,464      1,045,568    5,115,096
                              ---------       -----------      -----------      -----------     ----------   ----------
  End of year............     $ 105,822       $ 2,118,665      $ 2,201,084      $ 2,009,197     $1,942,955   $5,365,881
                              =========       ===========      ===========      ===========     ==========   ==========


                           MFS EMERGING
                           GROWTH SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (111,099)
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (8,935,071)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,602,045
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,444,125)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............        75,911
  Net transfers..........    (1,496,218)
  Surrenders for benefit
   payments and fees.....    (1,505,778)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,926,085)
                            -----------
  Net increase (decrease)
   in net assets.........    (7,370,210)
NET ASSETS:
  Beginning of year......    14,166,281
                            -----------
  End of year............   $ 6,796,071
                            ===========

(ee) Formerly Pilgrim Natural Resources Fund. Change effective May 1, 2002.
(ff) Formerly INVESCO Equity Income Portfolio. Change effective May 1, 2003.

_____________________________________ SA-51 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               MONTGOMERY
                                                            VARIABLE SERIES:
                             MFS HIGH      MFS STRATEGIC    EMERGING MARKETS
                           INCOME SERIES   INCOME SERIES          FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (GG)    SUB-ACCOUNT
                           -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   444,493       $ 11,827         $  (4,147)
  Capital gains income...       --             --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........    (1,621,522)       (11,106)          260,667
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,251,146          4,050          (233,519)
                            -----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        74,117          4,771            23,001
                            -----------       --------         ---------
UNIT TRANSACTIONS:
  Purchases..............         5,391         11,409            16,931
  Net transfers..........      (297,128)       (22,609)          250,076
  Surrenders for benefit
   payments and fees.....    (1,203,230)        (6,416)         (263,284)
                            -----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,494,967)       (17,616)            3,723
                            -----------       --------         ---------
  Net increase (decrease)
   in net assets.........    (1,420,850)       (12,845)           26,724
NET ASSETS:
  Beginning of year......     7,314,740         62,606           770,531
                            -----------       --------         ---------
  End of year............   $ 5,893,890       $ 49,761         $ 797,255
                            ===========       ========         =========

(gg) Formerly MFS--VIT World Government Series. Change effective October 31,
     2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                              NEUBERGER
                              BERMAN AMT         NEUBERGER                      SAFECO GROWTH     SCUDDER     THE STRONG
                           LIMITED MATURITY      BERMAN AMT      SAFECO EQUITY  OPPORTUNITIES  INTERNATIONAL   DISCOVERY
                            BOND PORTFOLIO   PARTNERS PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO      FUND II
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ------------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $   69,753         $    1,736       $   12,989     $   (15,731)   $   (11,302)   $  (1,831)
  Capital gains income...       --                 --                --               14,168        --            --
  Net realized gain
   (loss) gain on
   security
   transactions..........        (27,004)          (162,401)        (716,180)       (430,744)    (2,567,011)     (77,147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         19,320           (175,093)         (16,984)     (1,317,980)     1,919,984       19,304
                              ----------         ----------       ----------     -----------    -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         62,069           (335,758)        (720,175)     (1,750,287)      (658,329)     (59,674)
                              ----------         ----------       ----------     -----------    -----------    ---------
UNIT TRANSACTIONS:
  Purchases..............         25,805              7,463           32,531          16,115         19,075        5,423
  Net transfers..........        182,082            116,834           53,952        (609,707)      (294,125)    (294,370)
  Surrenders for benefit
   payments and fees.....       (598,529)          (392,398)        (245,758)     (1,193,355)      (878,471)    (109,544)
                              ----------         ----------       ----------     -----------    -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (390,642)          (268,101)        (159,275)     (1,786,947)    (1,153,521)    (398,491)
                              ----------         ----------       ----------     -----------    -----------    ---------
  Net increase (decrease)
   in net assets.........       (328,573)          (603,859)        (879,450)     (3,537,234)    (1,811,850)    (458,165)
NET ASSETS:
  Beginning of year......      1,317,353          1,560,953        2,700,828       5,932,183      4,004,824      458,165
                              ----------         ----------       ----------     -----------    -----------    ---------
  End of year............     $  988,780         $  957,094       $1,821,378     $ 2,394,949    $ 2,192,974    $  --
                              ==========         ==========       ==========     ===========    ===========    =========


                            THE STRONG
                           INTERNATIONAL
                           STOCK FUND II
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $  22,403
  Capital gains income...      --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (306,092)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       84,797
                             ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (198,892)
                             ---------
UNIT TRANSACTIONS:
  Purchases..............       27,950
  Net transfers..........     (607,539)
  Surrenders for benefit
   payments and fees.....     (210,144)
                             ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (789,733)
                             ---------
  Net increase (decrease)
   in net assets.........     (988,625)
NET ASSETS:
  Beginning of year......      988,625
                             ---------
  End of year............    $ --
                             =========

_____________________________________ SA-53 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             THE STRONG      VAN ECK       VAN ECK
                              MID CAP       WORLDWIDE   WORLDWIDE HARD
                           GROWTH FUND II   BOND FUND    ASSETS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $    (996)     $ (1,121)     $    (313)
  Capital gains income...      --             --            --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (119,650)       12,185        (14,506)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (36,512)       41,908        (10,589)
                             ---------      --------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (157,158)       52,972        (25,408)
                             ---------      --------      ---------
UNIT TRANSACTIONS:
  Purchases..............        1,591       316,592        --
  Net transfers..........      377,929       (83,886)       202,832
  Surrenders for benefit
   payments and fees.....       (3,932)      (64,366)      (186,312)
                             ---------      --------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      375,588       168,340         16,520
                             ---------      --------      ---------
  Net increase (decrease)
   in net assets.........      218,430       221,312         (8,888)
NET ASSETS:
  Beginning of year......      163,247       176,904        112,986
                             ---------      --------      ---------
  End of year............    $ 381,677      $398,216      $ 104,098
                             =========      ========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             WELLS FARGO    WELLS FARGO                                                        WELLS FARGO
                                ASSET        CORPORATE       WELLS FARGO         WELLS FARGO     WELLS FARGO  INTERNATIONAL
                           ALLOCATION FUND   BOND FUND    EQUITY INCOME FUND  EQUITY VALUE FUND  GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------------  -----------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    43,983    $ 1,287,569      $    125,305         $     692       $  (4,469)    $   (731)
  Capital gains income...         61,555         45,729         --                 --                --           --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,280,164)    (1,331,283)        1,906,347           (70,825)       (227,466)      (6,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        219,211      1,614,295       (17,700,031)         (162,708)        112,299       (7,871)
                             -----------    -----------      ------------         ---------       ---------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (955,415)     1,616,310       (15,668,379)         (232,841)       (119,636)     (15,499)
                             -----------    -----------      ------------         ---------       ---------     --------
UNIT TRANSACTIONS:
  Purchases..............         81,453        150,252           187,964             5,870           2,400           35
  Net transfers..........        326,214     (2,111,432)       (4,286,671)          421,452          17,895       80,049
  Surrenders for benefit
   payments and fees.....       (740,159)    (5,235,923)      (13,682,115)         (117,250)        (28,234)     (19,360)
                             -----------    -----------      ------------         ---------       ---------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (332,492)    (7,197,103)      (17,780,822)          310,072          (7,939)      60,724
                             -----------    -----------      ------------         ---------       ---------     --------
  Net increase (decrease)
   in net assets.........     (1,287,907)    (5,580,793)      (33,449,201)           77,231        (127,575)      45,225
NET ASSETS:
  Beginning of year......      6,876,769     30,560,590        84,729,115           749,596         455,756       41,073
                             -----------    -----------      ------------         ---------       ---------     --------
  End of year............    $ 5,588,862    $24,979,797      $ 51,279,914         $ 826,827       $ 328,181     $ 86,298
                             ===========    ===========      ============         =========       =========     ========

                            WELLS FARGO   WELLS FARGO
                           LARGE COMPANY   SMALL CAP
                            GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   (462,642)  $  (103,153)
  Capital gains income...       --            --
  Net realized gain
   (loss) gain on
   security
   transactions..........   (13,634,594)   (8,909,781)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,400,064     4,885,191
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (12,697,172)   (4,127,743)
                           ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............       200,335        79,658
  Net transfers..........    (2,663,220)     (173,386)
  Surrenders for benefit
   payments and fees.....    (6,979,033)   (1,650,891)
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (9,441,918)   (1,744,619)
                           ------------   -----------
  Net increase (decrease)
   in net assets.........   (22,139,090)   (5,872,362)
NET ASSETS:
  Beginning of year......    47,349,270    11,244,511
                           ------------   -----------
  End of year............  $ 25,210,180   $ 5,372,149
                           ============   ===========

_____________________________________ SA-55 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Fortis Benefits Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-56 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Century VP Balanced Fund.......  $    862,399  $    294,060
American Century VP Capital Appreciation
 Fund...................................       155,364       157,482
AIM V.I. International Growth Fund......        72,941       671,936
AIM V.I. Premier Equity Fund............       188,874     2,106,762
AllianceBernstein VPS International
 Portfolio..............................     9,978,039     9,978,632
AllianceBernstein VPS Money Market
 Portfolio..............................    15,750,139    21,512,219
AllianceBernstein VPS Premier Growth
 Portfolio..............................       166,984     1,302,033
Federated American Leaders Fund II......     2,814,142     5,849,366
Federated Capital Appreciation Fund
 II.....................................     1,783,242     1,323,968
Federated Equity Income Fund II.........     1,748,810     3,740,188
Federated Fund for U.S. Government
 Securities Fund II.....................     1,767,915     4,839,088
Federated Growth Strategies Fund II.....       634,991     3,617,466
Federated High Income Bond Fund II......     5,808,962     5,363,389
Federated International Equity Fund
 II.....................................       308,845     1,544,740
Federated Prime Money Fund II...........     3,524,872     5,449,111
Federated Quality Bond Fund II..........       751,663     1,087,735
Federated Total Return Bond Fund II.....       574,792     1,595,304
Federated Capital Income Fund II........       591,969       840,622
Gartmore GVIT Developing Markets Fund...     1,656,666     1,434,301
Hartford Advisers HLS Fund..............    11,927,820    50,679,414
Hartford Blue Chip Stock HLS Fund.......     2,675,337    19,377,430
Hartford Bond HLS Fund..................    11,276,127    23,737,344
Hartford Capital Appreciation HLS
 Fund...................................    12,781,211       621,593
Hartford Capital Opportunities HLS
 Fund...................................     1,035,103     2,462,054
Hartford Global Leaders HLS Fund........     6,297,749    24,414,178
Hartford Disciplined Equity HLS Fund....    20,968,426    37,709,460
Hartford Growth Opportunities HLS
 Fund...................................     3,494,344    48,182,053
Hartford High Yield HLS Fund............    10,857,186     9,315,222
Hartford Index HLS Fund.................     8,465,045    25,662,676
Hartford International Opportunities HLS
 Fund...................................    25,099,851    27,304,662
Hartford International Stock HLS Fund...    11,796,967    19,033,954
Hartford Large Cap Growth HLS Fund......     2,040,250     7,581,692
Hartford Mid Cap Stock HLS Fund.........     3,875,935     5,456,647
Hartford Money Market HLS Fund..........    25,393,427    67,807,818
Hartford Multisector Bond HLS Fund......     6,397,884     6,020,074
Hartford Small Cap Value HLS Fund.......     4,188,697    14,543,561
Hartford SmallCap Growth HLS Fund.......     5,369,291    18,588,836
Hartford Stock HLS Fund.................    12,200,011    10,614,265
Hartford U.S. Government Securities HLS
 Fund...................................    16,063,670    68,220,889
Hartford Value Opportunities HLS Fund...     3,039,646    10,985,079
ING VP Emerging Markets Fund............        98,880         5,149
ING VP Natural Resources Trust..........         9,772        23,250
INVESCO Health Science Fund.............       264,929     1,130,779
INVESCO Technology Fund.................     1,675,316     1,801,499
INVESCO Equity Fund.....................       179,176       292,840
Kelmoore Strategy Variable Eagle Fund...       134,376       113,649

_____________________________________ SA-57 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Kelmoore Strategy Variable Fund.........  $    285,223  $    655,898
MFS Emerging Growth Series..............       335,737     1,716,895
MFS High Income Series..................     1,771,378     2,729,521
MFS Strategic Income Series.............       132,464        35,235
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................       257,333       261,862
Neuberger Berman AMT Partners
 Portfolio..............................       140,717       127,326
Scudder International Portfolio.........        71,359       431,338
SAFECO Equity Portfolio.................       237,658       493,404
SAFECO Growth Opportunities Portfolio...     1,564,735     1,672,402
The Strong International Stock Fund
 II.....................................       --            --
The Strong Discovery Fund II............             1       --
The Strong Mid Cap Growth Fund II.......     1,977,302     1,940,643
Van Eck Worldwide Bond Fund.............       135,576       281,218
Van Eck Worldwide Hard Assets Fund......       528,868       219,419
Wells Fargo Asset Allocation Fund.......       739,198     1,258,897
Wells Fargo Total Return Bond Fund......     1,908,797     6,996,489
Wells Fargo Equity Income Fund..........     2,182,452    12,168,943
Wells Fargo Equity Value Fund...........       220,186       236,696
Wells Fargo Growth Fund.................       241,800       167,590
Wells Fargo International Equity Fund...       129,546       117,265
Wells Fargo Large Company Growth Fund...       340,711     6,251,568
Wells Fargo Small Cap Growth Fund.......       471,461     1,502,118
                                          ------------  ------------
                                          $270,420,536  $613,659,196
                                          ============  ============

 5.  CHANGES IN SHARES* OUTSTANDING

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                                                   NET
                                       SHARES       SHARES       INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
American Century VP Balanced
 Fund..............................      135,501       49,701        85,800
American Century VP Capital
 Appreciation Fund.................       23,305       24,758        (1,453)
AIM V.I. International Growth
 Fund..............................        5,137       50,441       (45,304)
AIM V.I. Premier Equity Fund.......       10,027      122,005      (111,978)
AllianceBernstein International
 Portfolio.........................      932,204      925,840         6,364
AllianceBernstein Money Market
 Portfolio.........................   15,750,138   21,512,219    (5,762,081)
AllianceBernstein Premier Growth
 Portfolio.........................        8,352       67,832       (59,480)
Federated American Leaders Fund
 II................................      177,260      364,168      (186,908)
Federated Capital Appreciation Fund
 II................................      367,782      284,404        83,378
Federated Equity Income Fund II....      171,563      361,161      (189,598)
Federated Fund for U.S. Government
 Securities Fund II................      149,607      415,253      (265,646)
Federated Growth Strategies Fund
 II................................       39,694      249,860      (210,166)
Federated High Income Bond Fund
 II................................      803,313      728,486        74,827
Federated International Equity Fund
 II................................       28,829      165,488      (136,659)
Federated Prime Money Fund II......    3,465,030    4,411,319      (946,289)
Federated Quality Bond Fund II.....       64,408       93,080       (28,672)
Federated Total Return Bond Fund
 II................................       57,435      159,227      (101,792)
Federated Capital Income Fund II...       82,820      111,963       (29,143)
Gartmore GVIT Developing Markets
 Fund..............................      207,132      199,086         8,046
Hartford Advisers HLS Fund.........      562,777    2,480,234    (1,917,457)

_____________________________________ SA-58 ____________________________________

                                                                   NET
                                       SHARES       SHARES       INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
Hartford Blue Chip Stock HLS
 Fund..............................      188,016    1,407,540    (1,219,524)
Hartford Bond HLS Fund.............      927,473    1,960,222    (1,032,749)
Hartford Capital Appreciation HLS
 Fund..............................      340,793       15,494       325,299
Hartford Capital Opportunities HLS
 Fund..............................      183,390      451,341      (267,951)
Hartford Global Leaders HLS Fund...      523,198    2,200,177    (1,676,979)
Hartford Disciplined Equity HLS
 Fund..............................    2,373,647    5,623,999    (3,250,352)
Hartford Growth Opportunities HLS
 Fund..............................      170,446    2,572,439    (2,401,993)
Hartford High Yield HLS Fund.......    1,162,389    1,005,961       156,428
Hartford Index HLS Fund............      317,043    1,026,908      (709,865)
Hartford International
 Opportunities HLS Fund............    3,368,413    3,845,581      (477,168)
Hartford International Stock HLS
 Fund..............................    1,266,560    2,011,815      (745,255)
Hartford Large Cap Growth HLS
 Fund..............................      261,361    1,009,489      (748,128)
Hartford Mid Cap Stock HLS Fund....      398,581      592,770      (194,189)
Hartford Money Market HLS Fund.....   25,393,427   67,807,818   (42,414,391)
Hartford Multisector Bond HLS
 Fund..............................      576,984      545,247        31,737
Hartford Small Cap Value HLS
 Fund..............................      339,756    1,241,044      (901,288)
Hartford SmallCap Growth HLS
 Fund..............................      365,826    1,378,261    (1,012,435)
Hartford Stock HLS Fund............      343,599    1,181,887      (838,288)
Hartford U.S. Government Securities
 HLS Fund..........................    1,403,657    5,986,911    (4,583,254)
Hartford Value Opportunities HLS
 Fund..............................      242,526      919,969      (677,443)
ING VP Emerging Markets Fund.......       16,303        1,077        15,226
ING VP Natural Resources Trust.....          689        1,796        (1,107)
INVESCO Health Science Fund........       17,384       69,958       (52,574)
INVESCO Technology Fund............      168,450      181,177       (12,727)
INVESCO Core Equity Fund...........       10,944       17,960        (7,016)
Kelmoore Strategy Variable Eagle
 Fund..............................       24,722       23,855           867
Kelmoore Strategy Variable Fund....       34,959       87,286       (52,327)
MFS Emerging Growth Series.........       23,390      131,583      (108,193)
MFS High Income Series.............      193,178      297,049      (103,871)
MFS Strategic Income Series........       12,400        3,372         9,028
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       19,082       19,189          (107)
Neuberger Berman AMT Partners
 Portfolio.........................       10,327       10,081           246
Scudder International Portfolio....       11,026       64,895       (53,869)
SAFECO Equity Portfolio............       12,893       26,004       (13,111)
SAFECO Growth Opportunities
 Portfolio.........................       94,319      105,610       (11,291)
The Strong International Stock Fund
 II................................      --           --            --
The Strong Discovery Fund II.......      --           --            --
The Strong Mid Cap Growth Fund
 II................................      171,208      166,551         4,657
Van Eck Worldwide Bond Fund........       11,241       24,143       (12,902)
Van Eck Worldwide Hard Assets
 Fund..............................       41,627       19,583        22,044
Wells Fargo Asset Allocation
 Fund..............................       65,304      114,890       (49,586)
Wells Fargo Total Return Bond
 Fund..............................      180,352      661,706      (481,354)
Wells Fargo Equity Income Fund.....      162,785      939,730      (776,945)
Wells Fargo Equity Value Fund......       29,583       32,846        (3,263)
Wells Fargo Growth Fund............       21,331       14,865         6,466
Wells Fargo International Equity
 Fund..............................       20,117       17,965         2,152
Wells Fargo Large Company Growth
 Fund..............................       45,837      853,395      (807,558)
Wells Fargo Small Cap Growth
 Fund..............................       75,587      272,007      (196,420)

_____________________________________ SA-59 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

    The changes in shares outstanding for the year ended December 31, 2002 were as follows:

                                                                           NET
                                                                         INCREASE
FUND                                 SHARES PURCHASED   SHARES SOLD     (DECREASE)
----                                 ----------------  -------------  --------------
AIM V.I. International Growth
 Fund..............................         12,271           67,364         (55,093)
AIM V.I. Premier Equity Fund.......         29,118          245,991        (216,873)
Alliance International Portfolio...      3,784,911        3,757,205          27,706
Alliance Money Market Portfolio....     72,916,906       81,774,021      (8,857,115)
Alliance Premier Growth
 Portfolio.........................         68,100          146,185         (78,085)
American Century VP Balanced
 Fund..............................         59,353           93,962         (34,609)
American Century VP Capital
 Appreciation Fund.................         97,035          148,955         (51,920)
Federated American Leaders Fund
 II................................        513,857          682,238        (168,381)
Federated Capital Appreciation Fund
 II................................        939,544          192,097         747,447
Federated Equity Income Fund II....        169,756          635,873        (466,117)
Federated Fund for U.S. Government
 Securities Fund II................        670,352          696,327         (25,975)
Federated Growth Strategies Fund
 II................................         42,384          527,908        (485,524)
Federated High Income Bond Fund
 II................................      1,184,844        1,033,254         151,590
Federated International Equity Fund
 II................................         38,611          346,701        (308,090)
Federated International Small
 Company Fund II...................         41,792           76,788         (34,996)
Federated Prime Money Fund II......      5,666,581        5,481,269         185,312
Federated Quality Bond Fund II.....        192,889           83,297         109,592
Federated Total Return Bond Fund
 II................................        213,398           74,120         139,278
Federated Utility Fund II..........        114,564          230,823        (116,259)
Hartford Advisers HLS Fund.........    195,863,234      210,009,176     (14,145,942)
Hartford American Leaders HLS
 Fund..............................        328,429          331,977          (3,548)
Hartford Blue Chip Stock HLS
 Fund..............................        164,514        2,252,150      (2,087,636)
Hartford Blue Chip Stock II HLS
 Fund..............................        340,877          469,237        (128,360)
Hartford Bond HLS Fund.............     87,062,287       87,563,296        (501,009)
Hartford Capital Opportunities HLS
 Fund..............................        479,265          668,668        (189,403)
Hartford Global Equity HLS Fund....        405,025          402,556           2,469
Hartford Global Leaders HLS Fund...    126,013,309      126,023,023          (9,714)
Hartford Growth and Income HLS
 Fund..............................    147,121,107      146,469,455         651,652
Hartford Growth Opportunities HLS
 Fund..............................        227,580        4,337,470      (4,109,890)
Hartford High Yield HLS Fund.......     52,607,256       55,154,753      (2,547,497)
Hartford Index HLS Fund............     77,310,996       85,078,553      (7,767,557)
Hartford International Stock HLS
 Fund..............................      1,829,189        3,387,040      (1,557,851)
Hartford International Stock II HLS
 Fund..............................      2,644,113        3,254,987        (610,874)
Hartford Investors Growth HLS
 Fund..............................        255,620          337,302         (81,682)
Hartford Large Cap Growth HLS
 Fund..............................        287,876        1,457,826      (1,169,950)
Hartford Mid Cap Stock HLS Fund....        842,197          837,293           4,904
Hartford Money Market HLS Fund.....    148,880,797       60,661,404      88,219,393
Hartford Multisector Bond HLS
 Fund..............................        817,226        1,022,286        (205,060)
Hartford Small Cap Value HLS
 Fund..............................      1,606,369        1,837,824        (231,455)
Hartford SmallCap Growth HLS
 Fund..............................        480,818        2,294,909      (1,814,091)
Hartford U.S. Government Securities
 HLS Fund..........................      6,729,076        4,059,514       2,669,562
Hartford Value Opportunities HLS
 Fund..............................        561,406        1,833,432      (1,272,026)
ING VP Emerging Markets Fund.......         74,374           74,323              51
ING VP Natural Resources Trust.....         56,259           73,738         (17,479)
INVESCO Health Science Fund........         81,554          143,248         (61,694)
INVESCO Technology Fund............        284,171          444,490        (160,319)
INVESCO Core Equity Fund...........         94,209          128,539         (34,330)

_____________________________________ SA-60 ____________________________________

                                                                           NET
                                                                         INCREASE
FUND                                 SHARES PURCHASED   SHARES SOLD     (DECREASE)
----                                 ----------------  -------------  --------------
Kelmoore Strategy Variable Eagle
 Fund..............................        313,607           25,910         287,697
Kelmoore Strategy Variable Fund....        226,106           64,087         162,019
MFS Emerging Growth Series.........         39,039          258,226        (219,187)
MFS High Income Series.............        330,114          455,199        (125,085)
MFS Strategic Income Series........         53,678           55,152          (1,474)
Montgomery Variable Series:
 Emerging Markets Fund.............      2,494,602        2,478,850          15,752
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........        115,468          140,009         (24,541)
Neuberger Berman AMT Partners
 Portfolio.........................         30,362           49,774         (19,412)
SAFECO Equity Portfolio............         30,561           39,106          (8,545)
SAFECO Growth Opportunities
 Portfolio.........................        145,440          240,318         (94,878)
Scudder International Portfolio....         10,496          171,609        (161,113)
The Strong Discovery Fund II.......         43,885           88,279         (44,394)
The Strong International Stock Fund
 II................................        568,704          701,575        (132,871)
The Strong Mid Cap Growth Fund
 II................................         97,622           70,279          27,343
Van Eck Worldwide Bond Fund........        201,747          185,772          15,975
Van Eck Worldwide Hard Assets
 Fund..............................        192,652          193,116            (464)
Wells Fargo Asset Allocation
 Fund..............................        115,830          137,114         (21,284)
Wells Fargo Corporate Bond Fund....        273,203          851,320        (578,117)
Wells Fargo Equity Income Fund.....        109,156        1,406,136      (1,296,980)
Wells Fargo Equity Value Fund......         80,992           41,642          39,350
Wells Fargo Growth Fund............         14,513           15,427            (914)
Wells Fargo International Equity
 Fund..............................         29,540           20,070           9,470
Wells Fargo Large Company Growth
 Fund..............................         48,310        1,351,596      (1,303,286)
Wells Fargo Small Cap Growth
 Fund..............................        102,201          426,966        (324,765)

  * Shares are equivalent of units owned by participants prior to applicable management fees.

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
AMERICAN CENTURY VP BALANCED FUND
  2003  Lowest contract charges        145,037  $15.867981   $  2,301,440      0.45%          2.49%         18.92%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        111,322   13.343030      1,485,367      0.26%       --               (9.96)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        129,088   14.819239      1,912,984      0.45%          5.19%         (4.12)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-61 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2003  Lowest contract charges         58,056  $10.511068   $    610,227      0.45%       --               19.93%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         58,776    8.764090        515,122      0.22%       --              (21.55)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         93,352   11.172198      1,042,948      0.45%         34.34%        (28.80)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
AIM V.I. INTERNATIONAL GROWTH FUND
  2003  Lowest contract charges        346,084    8.643478      2,991,370      1.40%          0.53%         27.27%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        426,295    6.791448      2,895,163      0.78%          0.54%        (16.85)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        523,753    8.167428      4,277,716      1.35%          2.35%        (24.65)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges      1,382,488    9.075679     12,547,020      1.40%          0.30%         23.34%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,614,027    7.358154     11,876,257      0.73%          0.30%        (31.23)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      2,078,312   10.699617     22,237,137      1.35%          1.85%        (13.82)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges        159,910   11.553105      1,847,454      0.45%          0.15%         31.00%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        152,267    8.818909      1,342,830      0.23%          0.06%        (15.66)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        121,233   10.455866      1,267,593      0.45%          5.34%        (22.80)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-62 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2003  Lowest contract charges        847,610  $12.964253   $ 10,988,632      0.45%          0.55%          0.08%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,293,123   12.953735     16,750,773      0.26%          0.61%          0.66%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      1,983,265   12.869044     25,522,722      0.45%          3.38%          3.11%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
  2003  Lowest contract charges        164,922   17.754168      2,928,055      0.45%       --               23.11%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        236,157   14.421067      3,405,631      0.23%       --              (30.96)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        329,053   20.886728      6,872,849      0.45%          5.32%        (17.63)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED AMERICAN LEADERS FUND II
  2003  Lowest contract charges        132,395   18.330567      2,426,882      0.45%          1.56%         27.12%
        Highest contract charges     4,311,023    9.936830     42,837,907      1.40%          1.53%         25.92%
        Remaining contract
        charges                      2,988,299      --         29,992,736     --           --             --
  2002  Lowest contract charges        157,737   14.419885      2,274,553      0.27%       --              (20.57)%
        Highest contract charges     4,547,855    7.891418     35,889,027      0.84%       --              (21.33)%
        Remaining contract
        charges                      3,093,651      --         24,609,494     --           --             --
  2001  Lowest contract charges        221,592   18.155123      4,023,031      0.45%          1.91%         (4.68)%
        Highest contract charges     4,717,012   10.030588     47,314,404      1.40%          1.91%         (5.59)%
        Remaining contract
        charges                      3,103,719      --         31,319,462     --           --             --
FEDERATED CAPITAL APPRECIATION FUND II
  2003  Lowest contract charges      1,057,063    5.261325      5,561,551      1.20%          0.48%         22.44%
        Highest contract charges     1,083,971    5.224154      5,662,831      1.40%          0.49%         22.19%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        993,913    4.297109      4,270,954      0.75%       --              (23.88)%
        Highest contract charges     1,044,760    4.275285      4,466,645      0.87%       --              (24.03)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        629,588    5.644953      3,553,992      1.20%       --              (25.93)%
        Highest contract charges       620,042    5.627546      3,489,312      1.40%       --              (26.08)%
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-63 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
FEDERATED EQUITY INCOME FUND II
  2003  Lowest contract charges      1,862,987  $ 8.910321   $ 16,599,815      1.20%          1.91%         25.75%
        Highest contract charges     2,735,502    8.821593     24,131,483      1.40%          1.93%         25.50%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,960,650    7.085521     13,892,226      0.66%       --              (21.69)%
        Highest contract charges     2,934,252    7.029008     20,624,883      0.77%       --              (21.84)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      2,167,193    9.047699     19,608,106      1.20%          1.91%        (12.08)%
        Highest contract charges     3,390,314    8.993550     30,490,958      1.40%          1.91%        (12.26)%
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2003  Lowest contract charges        218,033   14.785029      3,223,631      0.45%          3.82%          1.91%
        Highest contract charges       288,773   12.301795      3,552,431      1.40%          3.93%          0.94%
        Remaining contract
        charges                        112,740      --          1,400,848     --           --             --
  2002  Lowest contract charges        248,397   14.508435      3,603,851      0.31%       --                8.56%
        Highest contract charges       402,331   12.186867      4,903,160      0.97%       --                7.53%
        Remaining contract
        charges                        244,061      --          2,998,240     --           --             --
  2001  Lowest contract charges        455,238   13.364468      6,084,009      0.45%          4.17%          6.55%
        Highest contract charges       327,833   11.333145      3,715,375      1.40%          4.17%          5.54%
        Remaining contract
        charges                        129,337      --          1,474,631     --           --             --
FEDERATED GROWTH STRATEGIES FUND II
  2003  Lowest contract charges      1,355,032   10.490545     14,215,021      1.20%       --               38.41%
        Highest contract charges     1,506,756   10.386085     15,649,302      1.40%       --               38.13%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,495,715    7.579457     11,336,709      0.64%       --              (27.23)%
        Highest contract charges     1,691,106    7.518986     12,715,403      0.74%       --              (27.37)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      1,834,415   10.415015     19,105,464      1.20%          1.60%        (23.33)%
        Highest contract charges     2,135,120   10.352671     22,104,190      1.40%          1.60%        (23.49)%
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED HIGH INCOME BOND FUND II
  2003  Lowest contract charges        168,279   14.534031      2,445,776      0.45%          7.35%         21.67%
        Highest contract charges       637,399   10.877466      6,933,285      1.40%          7.34%         20.52%
        Remaining contract
        charges                        348,853      --          3,832,796     --           --             --
  2002  Lowest contract charges        164,850   11.945703      1,969,243      0.30%       --                0.95%
        Highest contract charges       670,423    9.025608      6,050,979      0.94%       --               (0.01)%
        Remaining contract
        charges                        347,006      --          3,157,116     --           --             --
  2001  Lowest contract charges        124,260   11.833851      1,470,477      0.45%         10.44%          0.86%
        Highest contract charges       719,764    9.026496      6,496,943      1.40%         10.44%         (0.10)%
        Remaining contract
        charges                        335,876      --          3,050,039     --           --             --

_____________________________________ SA-64 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
FEDERATED INTERNATIONAL EQUITY FUND II
  2003  Lowest contract charges        546,883  $ 9.279550   $  5,074,824      1.20%       --               30.28%
        Highest contract charges       585,503    9.187158      5,379,104      1.40%       --               30.02%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        603,310    7.122571      4,297,116      0.65%       --              (23.68)%
        Highest contract charges       683,932    7.065757      4,832,501      0.76%       --              (23.83)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        768,142    9.332704      7,168,845      1.20%         13.37%        (30.42)%
        Highest contract charges       879,275    9.276837      8,156,895      1.40%         13.37%        (30.56)%
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED PRIME MONEY FUND II
  2003  Lowest contract charges        210,052   11.056185      2,322,370      1.21%          0.69%         (0.52)%
        Highest contract charges           642    7.735429          4,965      1.40%          0.66%         (0.71)%
        Remaining contract
        charges                        200,088      --          2,166,289     --           --             --
  2002  Lowest contract charges        245,427   11.113480      2,727,545      1.11%          1.20%         16.71%
        Highest contract charges           451    7.791086          3,517      1.33%       --              (17.75)%
        Remaining contract
        charges                        230,892      --          2,516,200     --           --             --
  2001  Lowest contract charges        162,068   11.088059      1,797,025      1.20%          4.58%          2.50%
        Highest contract charges       231,034   11.021733      2,549,375      1.40%          4.58%          2.29%
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED QUALITY BOND FUND II
  2003  Lowest contract charges         92,693   12.695606      1,176,791      1.20%          3.58%          3.40%
        Highest contract charges       135,291   12.606066      1,705,490      1.40%          3.54%          3.19%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        110,351   12.278394      1,354,936      0.80%       --                8.01%
        Highest contract charges       149,920   12.216190      1,831,456      0.94%       --                7.79%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         72,713   11.368291        826,616      1.20%          1.51%          6.72%
        Highest contract charges        88,666   11.333361      1,004,889      1.40%          1.51%          6.51%
        Remaining contract
        charges                        --           --           --           --           --             --
FEDERATED TOTAL RETURN BOND FUND II
  2003  Lowest contract charges        112,192   12.448174      1,396,583      1.20%          0.02%          2.11%
        Highest contract charges       190,723   12.336260      2,352,812      1.40%          0.02%          1.90%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        191,599   12.191498      2,335,879      0.78%          5.66%          7.13%
        Highest contract charges       190,388   12.106082      2,304,856      0.91%          5.35%          6.92%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        108,126   11.379713      1,230,444      1.20%         15.12%          7.86%
        Highest contract charges       169,663   11.322631      1,921,034      1.40%         15.12%          7.64%
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-65 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
FEDERATED CAPITAL INCOME FUND II
  2003  Lowest contract charges         19,098  $11.025674   $    210,573      0.45%          6.93%         20.13%
        Highest contract charges       489,360    6.852814      3,353,492      1.40%          6.59%         19.00%
        Remaining contract
        charges                        232,018      --          1,605,966     --           --             --
  2002  Lowest contract charges         27,425    9.178114        251,709      0.25%       --              (24.25)%
        Highest contract charges       545,226    5.758902      3,139,901      0.78%       --              (24.97)%
        Remaining contract
        charges                        247,025      --          1,434,028     --           --             --
  2001  Lowest contract charges         38,878   12.116197        471,048      0.45%          3.61%        (14.16)%
        Highest contract charges       652,755    7.675148      5,009,988      1.40%          3.61%        (14.98)%
        Remaining contract
        charges                        308,116      --          2,379,077     --           --             --
GARTMORE GVIT DEVELOPING MARKETS FUND
  2003  Lowest contract charges        134,061   10.115487      1,356,089      0.45%          0.05%         58.98%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges        351,906   11.529453      4,057,287      1.25%          2.26%         17.02%
        Highest contract charges     2,409,529   10.291601     24,797,909      1.85%          2.43%         16.32%
        Remaining contract
        charges                     81,361,467      --        284,394,858     --           --             --
  2002  Lowest contract charges        486,552    9.852516      4,793,766      0.70%          3.07%        (15.95)%
        Highest contract charges     2,525,096    8.847599     22,341,034      1.04%          2.90%        (16.46)%
        Remaining contract
        charges                     94,026,782      --        281,142,240     --           --             --
  2001  Lowest contract charges        728,837   11.722866      8,544,058      1.25%         11.73%         (8.04)%
        Highest contract charges     2,364,104   10.590650     25,037,398      1.85%         11.73%         (8.60)%
        Remaining contract
        charges                    122,798,944      --        437,312,823     --           --             --
HARTFORD BLUE CHIP STOCK HLS FUND
  2003  Lowest contract charges        290,534   10.106692      2,936,339      1.25%          0.03%         27.69%
        Highest contract charges     1,354,533    8.792113     11,909,205      1.85%          0.04%         26.93%
        Remaining contract
        charges                      6,513,708      --        108,621,283     --           --             --
  2002  Lowest contract charges        372,972    7.914933      2,952,049      0.68%       --              (25.34)%
        Highest contract charges     1,470,287    6.926832     10,184,430      1.01%       --              (25.78)%
        Remaining contract
        charges                      7,487,321      --         97,877,954     --           --             --
  2001  Lowest contract charges        530,321   10.600670      5,621,754      1.25%       --              (15.49)%
        Highest contract charges     1,378,018    9.333245     12,681,380      1.85%       --              (16.00)%
        Remaining contract
        charges                      9,324,745      --        163,424,964     --           --             --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges        111,698   12.971546      1,448,897      1.26%          3.81%          6.51%
        Highest contract charges       381,584   12.670795      4,834,974      1.85%          4.33%          5.87%
        Remaining contract
        charges                     26,436,919      --         68,124,847     --           --             --
  2002  Lowest contract charges        153,412   12.179130      1,868,425      0.89%          4.76%          8.75%
        Highest contract charges       425,861   11.968304      5,096,839      1.31%          3.93%          8.10%
        Remaining contract
        charges                     32,034,964      --         77,584,807     --           --             --
  2001  Lowest contract charges        155,573   11.198762      1,742,219      1.25%          7.77%          5.36%
        Highest contract charges       263,903   11.071166      2,921,717      1.85%          7.77%          4.72%
        Remaining contract
        charges                     34,033,056      --         75,865,605     --           --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges        482,547    1.408094        679,472      1.15%          1.29%         40.81%
        Highest contract charges     2,152,457    1.400278      3,014,038      1.70%          1.35%         40.03%
        Remaining contract
        charges                      7,758,716      --         10,914,923     --           --             --

_____________________________________ SA-66 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges         54,141  $ 5.839701   $    316,165      1.25%          0.37%         25.80%
        Highest contract charges       821,300    5.712505      4,691,678      1.85%          0.35%         25.05%
        Remaining contract
        charges                      1,196,756      --          6,963,053     --           --             --
  2002  Lowest contract charges         56,380    4.641965        261,713      0.69%       --              (29.73)%
        Highest contract charges       930,914    4.568148      4,252,553      1.02%       --              (30.16)%
        Remaining contract
        charges                      1,356,092      --          6,278,103     --           --             --
  2001  Lowest contract charges         61,945    6.606241        409,227      1.25%       --              (24.59)%
        Highest contract charges     1,020,207    6.540416      5,267,857      1.85%       --              (25.04)%
        Remaining contract
        charges                      1,644,544      --         10,846,112     --           --             --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges        121,249    9.658953      1,171,139      1.25%          0.42%         33.89%
        Highest contract charges     1,103,304    8.780452      9,687,507      1.84%          0.44%         33.09%
        Remaining contract
        charges                      6,032,437      --        129,460,994     --           --             --
  2002  Lowest contract charges        124,493    7.214026        898,092      0.69%          0.76%        (20.33)%
        Highest contract charges       924,972    6.597312      6,102,330      1.01%          0.84%        (20.81)%
        Remaining contract
        charges                      6,785,262      --        108,830,434     --           --             --
  2001  Lowest contract charges        169,669    9.055264      1,536,402      1.25%          5.20%        (24.75)%
        Highest contract charges       933,096    8.331021      7,773,641      1.85%          5.20%        (25.20)%
        Remaining contract
        charges                      8,667,084      --        174,531,315     --           --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges        222,110    9.749413      2,165,445      1.25%          1.24%         27.22%
        Highest contract charges            10    5.905445             61      2.09%       --               27.52%
        Remaining contract
        charges                      7,046,369      --        130,741,867     --           --             --
  2002  Lowest contract charges        205,665    7.663448      1,576,102      0.66%          0.40%        (25.63)%
        Highest contract charges       611,762    7.648015      4,678,761      0.98%          0.37%        (26.07)%
        Remaining contract
        charges                      5,865,772      --         95,878,835     --           --             --
  2001  Lowest contract charges        245,532   10.303923      2,529,941      1.25%          8.55%        (10.70)%
        Highest contract charges       539,410   10.345191      5,580,300      1.85%          8.55%        (11.24)%
        Remaining contract
        charges                      7,747,879      --        170,449,467     --           --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        200,066   12.619831      2,524,801      1.25%       --               42.01%
        Highest contract charges     1,660,726   11.134690     18,491,669      1.85%       --               41.16%
        Remaining contract
        charges                     69,951,336      --        335,919,835     --           --             --
  2002  Lowest contract charges        245,809    8.886820      2,184,458      0.67%       --              (28.55)%
        Highest contract charges     1,744,801    7.888117     13,763,197      0.99%       --              (28.98)%
        Remaining contract
        charges                     80,191,785      --        271,668,462     --           --             --
  2001  Lowest contract charges        327,471   12.437927      4,073,063      1.25%         23.84%        (23.82)%
        Highest contract charges     1,632,289   11.106747     18,129,419      1.85%         23.84%        (24.28)%
        Remaining contract
        charges                     98,399,513      --        468,234,268     --           --             --

_____________________________________ SA-67 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges         76,935  $ 9.996119   $    769,052      1.25%          3.76%         21.66%
        Highest contract charges       427,235   10.275706      4,390,141      1.85%          3.96%         20.93%
        Remaining contract
        charges                      2,513,147      --         33,020,147     --           --             --
  2002  Lowest contract charges         58,752    8.216739        482,752      0.75%          8.96%         (8.29)%
        Highest contract charges       406,371    8.497341      3,453,075      1.11%          5.08%         (8.84)%
        Remaining contract
        charges                      2,493,238      --         26,954,214     --           --             --
  2001  Lowest contract charges         93,078    8.959495        833,930      1.25%         12.07%         (0.02)%
        Highest contract charges       313,259    9.321291      2,919,978      1.85%         12.07%         (0.62)%
        Remaining contract
        charges                      3,253,131      --         38,387,088     --           --             --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges        342,944   15.257272      5,232,392      0.45%          1.48%         27.56%
        Highest contract charges     1,297,816    8.359844     10,849,543      1.85%          1.38%         25.79%
        Remaining contract
        charges                      9,200,489      --        149,680,502     --           --             --
  2002  Lowest contract charges        347,163   11.961142      4,152,464      0.24%          1.02%        (22.82)%
        Highest contract charges     1,389,538    6.646124      9,235,043      1.00%          1.08%        (23.89)%
        Remaining contract
        charges                     10,475,618      --        134,641,587     --           --             --
  2001  Lowest contract charges        471,495   15.497037      7,306,776      0.45%          3.47%        (12.68)%
        Highest contract charges     1,184,304    8.732415     10,341,831      1.85%          3.47%        (13.90)%
        Remaining contract
        charges                     13,218,887      --        222,047,426     --           --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        379,122    1.350254        511,912      1.15%          0.76%         35.03%
        Highest contract charges     1,117,379    1.342769      1,500,382      1.72%          0.99%         34.28%
        Remaining contract
        charges                     12,249,080      --         16,529,571     --           --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2003  Lowest contract charges        132,427    9.180889      1,215,795      1.24%          2.19%         28.40%
        Highest contract charges       884,917    8.194213      7,251,196      1.85%          2.45%         27.63%
        Remaining contract
        charges                      3,374,201      --         50,586,178     --           --             --
  2002  Lowest contract charges        165,322    7.150194      1,182,087      0.72%       --              (10.87)%
        Highest contract charges       975,053    6.420100      6,259,938      1.05%       --              (11.40)%
        Remaining contract
        charges                      3,935,622      --         45,998,245     --           --             --
  2001  Lowest contract charges        235,097    8.021914      1,885,931      1.25%          8.41%        (25.23)%
        Highest contract charges     1,020,207    7.246202      7,392,625      1.85%          8.41%        (25.68)%
        Remaining contract
        charges                      5,080,794      --         66,689,252     --           --             --
HARTFORD LARGE CAP GROWTH HLS FUND
  2003  Lowest contract charges        141,458    8.355387      1,181,934      1.25%       --               21.89%
        Highest contract charges     1,195,966    6.435670      7,696,845      1.85%       --               21.16%
        Remaining contract
        charges                      3,702,101      --         30,757,209     --           --             --
  2002  Lowest contract charges        217,037    6.854930      1,487,776      0.67%       --              (31.90)%
        Highest contract charges     1,316,175    5.311709      6,991,140      0.98%       --              (32.30)%
        Remaining contract
        charges                      4,227,456      --         28,843,516     --           --             --
  2001  Lowest contract charges        312,590   10.065494      3,146,373      1.25%       --              (15.96)%
        Highest contract charges     1,172,964    7.846572      9,203,745      1.85%       --              (16.47)%
        Remaining contract
        charges                      5,342,833      --         53,580,897     --           --             --

_____________________________________ SA-68 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
HARTFORD MID CAP STOCK HLS FUND
  2003  Lowest contract charges         89,643  $11.917569   $  1,068,324      1.25%          0.16%         29.42%
        Highest contract charges       640,897   12.642956      8,102,835      1.85%          0.16%         28.65%
        Remaining contract
        charges                      2,546,195      --         30,172,593     --           --             --
  2002  Lowest contract charges        125,793    9.208382      1,158,349      0.75%       --              (14.14)%
        Highest contract charges       644,102    9.827596      6,329,974      1.10%       --              (14.65)%
        Remaining contract
        charges                      2,645,292      --         24,245,095     --           --             --
  2001  Lowest contract charges        150,860   10.724770      1,617,944      1.25%          0.29%         (5.37)%
        Highest contract charges       530,214   11.514934      6,105,383      1.85%          0.29%         (5.94)%
        Remaining contract
        charges                      2,688,533      --         28,728,065     --           --             --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges        227,554   11.425285      2,599,870      1.25%          0.77%         (0.50)%
        Highest contract charges       455,864   10.575017      4,820,771      1.86%          0.76%         (1.10)%
        Remaining contract
        charges                     25,956,837      --         49,228,855     --           --             --
  2002  Lowest contract charges        514,961   11.483100      5,913,354      0.79%          0.82%          0.25%
        Highest contract charges       677,310   10.692495      7,242,133      1.17%          0.83%         (0.35)%
        Remaining contract
        charges                     45,288,135      --         85,908,865     --           --             --
  2001  Lowest contract charges        742,636   11.454945      8,506,850      1.25%          4.89%          2.65%
        Highest contract charges       810,671   10.730512      8,698,914      1.85%          4.89%          2.03%
        Remaining contract
        charges                     55,937,862      --        104,568,660     --           --             --
HARTFORD MULTISECTOR BOND HLS FUND
  2003  Lowest contract charges         61,110   11.917312        728,268      1.25%          5.01%          7.90%
        Highest contract charges       574,969   11.338091      6,519,049      1.85%          5.30%          7.25%
        Remaining contract
        charges                      1,215,735      --         17,411,741     --           --             --
  2002  Lowest contract charges         67,466   11.044874        745,154      0.80%       --                2.65%
        Highest contract charges       580,449   10.571267      6,136,086      1.17%       --                2.03%
        Remaining contract
        charges                      1,248,047      --         16,582,530     --           --             --
  2001  Lowest contract charges         97,288   10.760066      1,046,825      1.25%       --                4.29%
        Highest contract charges       507,607   10.360679      5,259,150      1.85%       --                3.67%
        Remaining contract
        charges                      1,539,157      --         19,943,130     --           --             --
HARTFORD SMALL CAP VALUE HLS FUND
  2003  Lowest contract charges        124,540   18.333649      2,283,264      1.25%          0.50%         36.74%
        Highest contract charges       629,083   17.832921     11,218,394      1.85%          0.49%         35.92%
        Remaining contract
        charges                      3,242,188      --         59,104,621     --           --             --
  2002  Lowest contract charges        163,125   13.407867      2,187,159      0.68%       --              (16.22)%
        Highest contract charges       710,182   13.120084      9,317,646      1.01%       --              (16.72)%
        Remaining contract
        charges                      3,868,824      --         51,630,547     --           --             --
  2001  Lowest contract charges        256,560   16.003285      4,105,802      1.25%       --               19.49%
        Highest contract charges       594,566   15.754177      9,366,898      1.85%       --               18.77%
        Remaining contract
        charges                      4,532,052      --         72,261,786     --           --             --

_____________________________________ SA-69 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges        142,100  $14.807037   $  2,104,073      1.25%       --               48.20%
        Highest contract charges     1,154,902   10.869068     12,552,705      1.85%       --               47.31%
        Remaining contract
        charges                      5,295,664      --        118,686,137     --           --             --
  2002  Lowest contract charges        164,255    9.991385      1,641,131      0.68%       --              (29.72)%
        Highest contract charges     1,262,239    7.378253      9,313,120      1.00%       --              (30.14)%
        Remaining contract
        charges                      5,928,611      --         89,747,902     --           --             --
  2001  Lowest contract charges        218,231   14.216408      3,102,456      1.25%         10.93%        (21.18)%
        Highest contract charges     1,171,384   10.561596     12,371,683      1.85%         10.93%        (21.66)%
        Remaining contract
        charges                      7,229,080      --        155,867,510     --           --             --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges        285,121    1.272633        362,854      1.16%          1.27%         27.26%
        Highest contract charges     3,799,080    1.265575      4,808,020      1.72%          1.26%         26.56%
        Remaining contract
        charges                      6,312,827      --          8,026,488     --           --             --
  2002  Lowest contract charges         32,327    7.839732        253,433      0.75%          1.09%        (20.90)%
        Highest contract charges       456,017    7.715214      3,518,272      1.10%          1.21%        (21.40)%
        Remaining contract
        charges                        699,967      --          5,472,896     --           --             --
  2001  Lowest contract charges         48,053    9.911251        476,270      1.25%          1.12%         (4.69)%
        Highest contract charges       396,991    9.815663      3,895,537      1.85%          1.12%         (5.27)%
        Remaining contract
        charges                        749,948      --          7,420,516     --           --             --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges        457,027   13.246029      6,053,799      1.25%          1.50%          0.88%
        Highest contract charges     1,634,154   12.554227     20,515,541      1.85%          1.54%          0.27%
        Remaining contract
        charges                      5,098,346      --        117,041,090     --           --             --
  2002  Lowest contract charges        656,520   13.130818      8,620,640      0.95%       --                9.36%
        Highest contract charges     1,985,360   12.519929     24,856,562      1.42%       --                8.70%
        Remaining contract
        charges                      7,080,501      --        161,292,316     --           --             --
        2001 Lowest contract
        charges                        604,509   12.007389      7,258,573      1.25%          5.17%          6.20%
        Highest contract charges     1,613,505   11.517702     18,583,866      1.85%          5.17%          5.56%
        Remaining contract
        charges                      6,250,398      --        130,331,819     --           --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        132,959   12.204538      1,622,703      1.25%          0.54%         40.12%
        Highest contract charges       776,714   12.601317      9,787,623      1.85%          0.52%         39.28%
        Remaining contract
        charges                      3,438,402      --         63,582,149     --           --             --
  2002  Lowest contract charges        169,665    8.710400      1,477,848      0.67%       --              (25.89)%
        Highest contract charges       843,587    9.047624      7,632,462      0.99%       --              (26.33)%
        Remaining contract
        charges                      3,889,399      --         51,382,065     --           --             --
  2001  Lowest contract charges        224,188   11.752597      2,634,794      1.25%         13.81%         (3.76)%
        Highest contract charges       687,765   12.281243      8,446,612      1.85%         13.81%         (4.34)%
        Remaining contract
        charges                      5,065,823      --         90,388,216     --           --             --

_____________________________________ SA-70 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
ING VP EMERGING MARKETS FUND
  2003  Lowest contract charges         14,619  $ 9.405803   $    137,501      0.45%       --               46.54%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges          3,951    6.418426         25,356      0.18%       --               (9.74)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges          3,847    7.110870         27,358      0.45%         13.90%        (11.04)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
ING VP NATURAL RESOURCES TRUST
  2003  Lowest contract charges          8,266   14.592673        120,624      0.45%       --               29.94%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges          9,423   11.230070        105,822      0.20%          0.22%         (2.54)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         28,201   11.522300        324,939      0.45%       --              (16.31)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
INVESCO HEALTH SCIENCE FUND
  2003  Lowest contract charges        100,878   17.680161      1,783,547      0.45%       --               27.21%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        152,438   13.898552      2,118,665      0.24%       --              (24.54)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        213,189   18.419133      3,926,765      0.45%          0.01%        (13.26)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
INVESCO TECHNOLOGY FUND
  2003  Lowest contract charges        262,277   11.616845      3,046,837      0.45%       --               44.64%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        274,046    8.031808      2,201,084      0.21%       --              (47.08)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        435,107   15.178231      6,604,189      0.45%       --              (46.07)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-71 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
INVESCO CORE EQUITY FUND
  2003  Lowest contract charges        156,253  $14.787999   $  2,310,672      0.45%          1.15%         22.05%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        165,820   12.116737      2,009,197      0.25%          1.32%        (17.13)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        212,497   14.882395      3,162,464      0.45%          0.45%
        Highest contract charges       --           --           --           --           --
        Remaining contract
        charges                        --           --           --           --           --
KELMOORE STRATEGY VARIABLE EAGLE FUND
  2003  Lowest contract charges        207,681    5.651878      1,173,786      1.15%          0.16%         32.15%
        Highest contract charges       255,663    5.572862      1,424,776      1.60%          0.17%         31.56%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        208,202    4.276808        890,441      0.76%          3.57%        (29.32)%
        Highest contract charges       248,468    4.236020      1,052,514      1.04%          5.26%        (29.64)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        102,968    6.050875        623,049      1.15%       --              (39.59)%
        Highest contract charges        70,183    6.020230        422,519      1.60%       --              (39.86)%
        Remaining contract
        charges                        --           --           --           --           --             --
KELMOORE STRATEGY VARIABLE FUND
  2003  Lowest contract charges        442,863    8.625735      3,820,021      1.15%          4.43%         18.20%
        Highest contract charges       223,001    8.505231      1,896,679      1.60%          4.44%         17.67%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        489,254    7.297712      3,570,437      0.68%          3.65%        (15.70)%
        Highest contract charges       248,394    7.228207      1,795,444      0.95%          3.94%        (16.08)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        384,838    8.657088      3,331,576      1.15%       --              (13.57)%
        Highest contract charges       207,065    8.613340      1,783,520      1.60%       --              (13.96)%
        Remaining contract
        charges                        --           --           --           --           --             --
MFS EMERGING GROWTH SERIES
  2003  Lowest contract charges         84,597   14.668334      1,240,890      0.45%       --               29.64%
        Highest contract charges       699,693    8.477049      5,931,324      1.40%       --               28.42%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        119,830   11.314430      1,355,805      0.23%       --              (34.06)%
        Highest contract charges       824,144    6.601108      5,440,266      0.72%       --              (34.68)%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        177,946   17.158125      3,053,214      0.45%          5.85%        (33.78)%
        Highest contract charges     1,099,614   10.106338     11,113,067      1.35%          5.85%        (34.41)%
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-72 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
MFS HIGH INCOME SERIES
  2003  Lowest contract charges         71,211  $14.715094   $  1,047,874      0.45%          4.82%         17.43%
        Highest contract charges       422,231   10.844561      4,578,906      1.40%          4.26%         16.32%
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        109,510   12.531160      1,372,289      0.26%       --                2.11%
        Highest contract charges       484,986    9.323154      4,521,601      0.80%       --                1.14%
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        124,454   12.272332      1,527,264      0.45%          8.88%          1.62%
        Highest contract charges       627,860    9.217783      5,787,476      1.35%          8.88%          0.65%
        Remaining contract
        charges                        --           --           --           --           --             --
MFS STRATEGIC INCOME SERIES
  2003  Lowest contract charges         10,989   13.793767        151,578      0.45%          2.68%          9.88%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges          3,964   12.553012         49,761      0.26%       --                7.91%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges          5,382   11.632921         62,606      0.45%          6.33%          4.29%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2003  Lowest contract charges         71,142   13.569986        965,393      0.45%          4.35%          1.96%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         74,297   13.308572        988,780      0.26%       --                4.87%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        103,806   12.690569      1,317,353      0.45%          4.19%         (3.30)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2003  Lowest contract charges         95,132   13.630397      1,296,687      0.45%       --               34.48%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         94,430   10.135482        957,094      0.23%       --              (24.48)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        116,299   13.421767      1,560,953      0.45%          3.53%        (13.26)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-73 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
SCUDDER INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges        173,160  $13.474523   $  2,333,247      1.40%          0.79%         25.99%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        205,048   10.694936      2,192,974      0.74%       --              (19.40)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        301,812   13.269274      4,004,824      1.35%         18.49%        (31.83)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
SAFECO EQUITY PORTFOLIO
  2003  Lowest contract charges        162,465   12.062753      1,959,769      0.45%          0.91%         24.22%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        187,558    9.711024      1,821,378      0.24%          1.05%        (26.24)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        205,141   13.165723      2,700,828      0.45%          0.71%         (9.80)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
SAFECO GROWTH OPPORTUNITIES PORTFOLIO
  2003  Lowest contract charges        204,336   15.679402      3,203,873      0.45%       --               42.30%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        217,356   11.018552      2,394,949      0.22%       --              (37.95)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        334,075   17.757031      5,932,183      0.45%          2.76%         18.60%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
THE STRONG MID CAP GROWTH FUND II
  2003  Lowest contract charges         63,779    9.034490        576,211      0.45%       --               33.61%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         56,446    6.761785        381,677      0.12%       --              (37.83)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         15,010   10.875698        163,247      0.45%       --                8.76%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-74 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
VAN ECK WORLDWIDE BOND FUND
  2003  Lowest contract charges         19,715  $14.751171   $    290,817      0.45%          1.57%         17.63%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         31,756   12.540005        398,216      0.33%       --               21.11%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         17,085   10.354186        176,904      0.45%       --               (5.48)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
VAN ECK WORLDWIDE HARD ASSETS FUND
  2003  Lowest contract charges         42,685   11.199452        478,043      0.45%          0.33%         44.43%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         13,424    7.754362        104,098      0.20%       --               (3.27)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         14,094    8.016455        112,986      0.45%       --              (10.84)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO ASSET ALLOCATION FUND
  2003  Lowest contract charges        615,596    9.902564      6,095,976      1.40%          1.60%         20.40%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        679,515    8.224779      5,588,862      0.80%          1.47%        (14.07)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        718,488    9.571168      6,876,769      1.35%          4.72%         (8.26)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO TOTAL RETURN BOND FUND
  2003  Lowest contract charges      1,238,102   16.572652     20,518,622      1.40%          4.25%          6.91%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,611,369   15.502217     24,979,797      0.82%          3.44%          6.32%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      2,095,987   14.580525     30,560,590      1.35%          6.58%          5.96%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-75 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
WELLS FARGO EQUITY INCOME FUND
  2003  Lowest contract charges      3,199,409  $15.797838   $ 50,543,742      1.40%          1.54%         24.46%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      4,039,894   12.693380     51,279,914      0.75%          1.14%        (20.39)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      5,314,216   15.943861     84,729,115      1.35%          3.35%         (6.73)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO EQUITY VALUE FUND
  2003  Lowest contract charges        112,455    8.842539        994,393      1.40%          1.66%         23.82%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        115,781    7.141282        826,827      0.80%          1.20%        (25.15)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         78,567    9.540848        749,596      1.35%          0.63%         (7.69)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO GROWTH FUND
  2003  Lowest contract charges         73,660    6.637365        488,910      1.40%       --               21.87%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         60,257    5.446312        328,181      0.76%          0.11%        (26.87)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges         61,195    7.447668        455,756      1.35%          8.56%        (20.37)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges         17,817    7.259319        129,340      1.39%          0.35%         29.63%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges         15,411    5.599926         86,298      0.95%          0.09%        (23.99)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges          5,575    7.367363         41,073      1.35%          0.02%        (17.27)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

_____________________________________ SA-76 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT        TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ----------  --------------  --------  --------------  -------------
WELLS FARGO LARGE COMPANY GROWTH FUND
  2003  Lowest contract charges      1,476,431  $16.859256   $ 24,891,535      1.40%       --               24.53%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges      1,862,141   13.538279     25,210,180      0.73%       --              (19.79)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges      2,482,639   19.072154     47,349,270      1.35%          0.03%        (21.99)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
WELLS FARGO SMALL CAP GROWTH FUND
  2003  Lowest contract charges        571,239   11.006923      6,287,584      1.40%       --               40.29%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2002  Lowest contract charges        684,722    7.845738      5,372,149      0.69%       --              (39.08)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --
  2001  Lowest contract charges        873,138   12.878267     11,244,511      1.35%       --              (25.44)%
        Highest contract charges       --           --           --           --           --             --
        Remaining contract
        charges                        --           --           --           --           --             --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:
The Company, will make certain deductions ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced Death Benefit charge of .45%, and Guaranteed PayoutPlan charge of .35%.

These charges are a reduction in unit values.

_____________________________________ SA-77 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-78 ____________________________________

                         REPORT OF INDEPENDENT AUDITORS
                    ---------------------------------------

To the Board of Directors and Stockholder of Fortis Benefits Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V. at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
Minneapolis, Minnesota
February 20, 2004

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2003 AND 2002

                                                               DECEMBER 31,
                                                          -----------------------
                                                             2003         2002
                                                          -----------------------
                                                           (In thousands except
                                                                share data)
 ASSETS
   Investments:
   Fixed maturities available for sale, at fair
    value (amortized cost -- $3,227,043 in 2003 and
    $2,882,516 in 2002)                                   $3,452,299   $3,044,689
   Equity securities available for sale, at fair
    value (cost -- $199,287 in 2003 and $108,002 in
    2002)                                                    208,149      102,214
   Commercial mortgage loans on real estate, at
    amortized cost                                           634,615      578,517
   Policy loans, at amortized cost                            10,678       10,301
   Short-term investments, at amortized cost                  71,057      245,224
   Other investments                                          51,831       62,248
                                                          -----------------------
                                  TOTAL INVESTMENTS        4,428,629    4,043,193
                                                          -----------------------
   Cash and cash equivalents                                  29,176       49,575
   Premiums and accounts receivable, less
    allowances for doubtful accounts (2003 --
    $11,072; 2002 -- $11,482)                                 77,094       78,203
   Reinsurance recoverables                                1,210,299    1,151,186
   Accrued investment income                                  49,756       45,584
   Income tax receivable                                          --        8,258
   Deferred acquisition costs                                 92,117       71,171
   Property and equipment, at cost less accumulated
    depreciation                                               2,566        3,795
   Deferred income taxes, net                                 54,249      125,317
   Goodwill                                                  156,985      156,006
   Value of businesses acquired                               45,710       52,643
   Other assets                                               41,710       35,605
   Assets held in separate accounts                        3,516,070    3,126,978
                                                          -----------------------
                                       TOTAL ASSETS       $9,704,361   $8,947,514
                                                          -----------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2003 AND 2002

                                                           DECEMBER 31,
                                                      -----------------------
                                                         2003         2002
                                                      -----------------------
                                                       (In thousands except
                                                            share data)
 LIABILITIES
   Future policy benefits and expenses                $2,869,324   $2,657,445
   Unearned premiums                                      50,002       50,145
   Claims and benefits payable                         1,810,847    1,768,866
   Commissions payable                                    15,918       27,345
   Reinsurance balances payable                            5,138          628
   Funds held under reinsurance                              100           84
   Deferred gain on disposal of businesses               249,481      301,327
   Due to affiliates                                       3,478        3,842
   Accounts payable and other liabilities                141,309      176,628
   Income tax payable                                     22,112           --
   Liabilities related to separate accounts            3,516,070    3,126,978
                                                      -----------------------
                                  TOTAL LIABILITIES    8,683,779    8,113,288
                                                      -----------------------
 STOCKHOLDER'S EQUITY
   Common stock, $5 par value: authorized, issued
    and outstanding shares -- 1,000,000                    5,000        5,000
   Additional paid-in capital                            516,570      516,570
   Retained earnings                                     342,610      211,459
   Accumulated other comprehensive income                156,402      101,197
                                                      -----------------------
                         TOTAL STOCKHOLDER'S EQUITY    1,020,582      834,226
                                                      -----------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $9,704,361   $8,947,514
                                                      -----------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                            YEARS ENDED DECEMBER 31,
                                                      ------------------------------------
                                                         2003         2002         2001
                                                      ------------------------------------
                                                                 (In thousands)
 REVENUES
   Net earned premiums and other considerations       $1,705,681   $1,686,364   $1,533,521
   Net investment income                                 259,804      258,590      306,377
   Net realized gain (loss) on investments                 3,909      (45,801)     (34,327)
   Amortization of deferred gain on disposal of
    businesses                                            51,846       60,186       50,538
   Fees and other income                                  15,099       13,099       27,485
                                                      ------------------------------------
                                     TOTAL REVENUES    2,036,339    1,972,438    1,883,594
                                                      ------------------------------------
 BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                               1,284,723    1,304,765    1,237,189
   Amortization of deferred acquisition costs and
    value of business acquired                            52,001       47,793       55,936
   Underwriting, general and administrative
    expenses                                             502,873      475,007      427,636
                                                      ------------------------------------
                TOTAL BENEFITS, LOSSES AND EXPENSES    1,839,597    1,827,565    1,720,761
                                                      ------------------------------------
   Income before income taxes                            196,742      144,873      162,833
   Income taxes                                           66,613       44,225       55,474
                                                      ------------------------------------
                                         NET INCOME   $  130,129   $  100,648   $  107,359
                                                      ------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                               Accumulated
                                                     Additional                   Other
                                            Common    Paid-in     Retained    Comprehensive
                                            Stock     Capital     Earnings    Income (Loss)     Total
                                            ------------------------------------------------------------
                                                                   (In thousands)
                  BALANCE, JANUARY 1, 2001  $5,000   $ 645,757    $ 363,452     $(23,163)     $  991,046
  Dividends on common stock                    --           --     (300,000)          --        (300,000)
  Net deemed dividend to parent                       (129,187)          --                     (129,187)
Comprehensive income
  Net income                                   --           --      107,359           --         107,359
  Net change in unrealized gains on
   securities                                  --           --           --       50,920          50,920
  Foreign currency translation                 --           --           --          657             657
Total comprehensive income                                                                       158,936
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2001  5,000      516,570      170,811       28,414         720,795
                                            ------------------------------------------------------------
  Dividends on common stock                    --           --      (60,000)          --         (60,000)
Comprehensive income
  Net income                                   --           --      100,648           --         100,648
  Net change in unrealized gains on
   securities                                  --           --           --       74,696          74,696
  Foreign currency translation                 --           --           --       (1,913)         (1,913)
Total comprehensive income                                                                       173,431
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2002  5,000      516,570      211,459      101,197         834,226
                                            ------------------------------------------------------------
  Other                                        --           --        1,022           --           1,022
Comprehensive income
  Net income                                   --           --      130,129           --         130,129
  Net change in unrealized gains on
   securities                                  --           --           --       49,724          49,724
  Foreign currency translation                 --           --           --        5,481           5,481
Total comprehensive income                                                                       185,334
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2003  $5,000   $ 516,570    $ 342,610     $156,402      $1,020,582
                                            ------------------------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                        DECEMBER 31, 2003, 2002 AND 2001

                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         2003          2002          2001
                                                      ---------------------------------------
                                                                  (In thousands)
 OPERATING ACTIVITIES
   Net income                                         $   130,129   $   100,648   $   107,359
   Adjustments to reconcile net income to net cash
    provided by operating activities:
   Change in reinsurance recoverable                      (59,107)      (24,284)       49,617
   Change in premiums and accounts receivables                865        39,124         2,890
   Depreciation and amortization                            1,125         1,253         2,769
   Change in deferred acquisition costs and value
    of businesses acquired                                 (9,031)      (15,322)      (19,057)
   Change in accrued investment income                     (3,828)        5,429        12,331
   Change in insurance policy reserves and
    liabilities                                           222,012       165,188       111,983
   Change in accounts payable and other liabilities       (36,088)       (4,919)      (25,580)
   Change in commissions payable                          (11,427)        5,854         8,638
   Change in reinsurance balances payable                   4,510        (4,875)        5,503
   Change in funds held under reinsurance                      16           (12)          (96)
   Amortization of deferred gain on disposal of
    businesses via reinsurance                            (51,846)      (60,186)      (50,538)
   Change in income taxes                                  72,719       (56,016)       16,202
   Net realized (gain)/loss on investments                 (3,909)       45,801        34,327
   Other                                                      393         1,106          (951)
                                                      ---------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       256,533       198,789       255,397
                                                      ---------------------------------------
 INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                    564,972     1,510,883     1,589,547
   Equity securities available for sale                    54,519     1,733,693     3,138,347
   Other invested assets                                   24,322         3,688        32,206
   Maturities, prepayments and scheduled redemption
    of:
   Fixed maturities available for sale                    307,594       280,859       136,383
   Purchase of:
   Fixed maturities available for sale                 (1,189,996)   (1,997,147)   (1,396,593)
   Equity securities available for sale                  (145,931)   (1,723,664)   (3,168,453)
   Other invested assets                                  (13,885)       (1,188)      (30,467)
   (Increase) decrease in commercial mortgage loans
    on real estate                                        (52,475)       76,810       119,519
   Decrease (increase) in short term investments          174,167       (11,573)     (114,545)
   (Increase) in policy loans                                (219)         (365)       (1,897)
   Net cash paid related to acquisition/sale of
    business                                                   --            --      (189,179)
                                                      ---------------------------------------
           NET CASH (USED IN) PROVIDED BY INVESTING
                                         ACTIVITIES   $  (276,932)  $  (128,004)  $   114,868
                                                      ---------------------------------------
 FINANCING ACTIVITIES
   Activities related to investment products:
   Considerations received                            $        --   $        --   $    43,713
   Surrenders and death benefits                               --            --       (79,329)
   Interest credited to policyholders                          --            --         7,174
   Dividends paid                                              --       (60,000)     (375,000)
   Other                                                       --            --         4,308
                                                      ---------------------------------------
              NET CASH USED IN FINANCING ACTIVITIES            --       (60,000)     (399,134)
                                                      ---------------------------------------
   Change in cash and cash equivalents                    (20,399)       10,785       (28,869)
   Cash and cash equivalents at beginning of period        49,575        38,790        67,659
                                                      ---------------------------------------
   Cash and cash equivalents at end of period         $    29,176   $    49,575   $    38,790
                                                      ---------------------------------------
 Supplemental information:
   Income taxes paid                                  $     7,702   $   112,791   $       317

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                        DECEMBER 31, 2003, 2002 AND 2001

                                                       2003     2002        2001
                                                      ------------------------------
                                                              (In thousands)
 SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
  ACTIVITIES:
 Non cash activities:
   Foreign currency translation                        5,481    (1,913)          657
   Assets and liabilities transferred in
    reinsurance transactions (Notes 3 and 4):
    Cessations of FFG in 2001:
   Non-cash assets (ceded) received:
   Compensation for ceded liabilities                     --        --      (500,000)
   Fixed maturities                                       --        --      (161,579)
   Other investments                                      --        --      (196,987)
   Capital gains on assets transferred                    --        --           582
   Other assets                                           --        --       (20,367)
   Deferred acquisition costs                             --        --      (441,555)
                                                      ------------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED       --        --    (1,319,906)
                                                      ------------------------------
   Non-cash liabilities ceded (assumed):
   Ceding commission                                      --        --       500,000
   Future policy benefit reserves                         --        --     1,049,137
   Claim liabilities and dividends payable                --        --        14,928
   Unearned premium reserves                              --        --           241
   Separate accounts seed money liability                 --        --       (21,387)
   Other liabilities                                      --        --         1,515
   Proceeds reallocation                                  --        --       198,750
                                                      ------------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)       --        --     1,743,184
                                                      ------------------------------
   Deemed dividend to parent                              --        --      (198,750)
   Deferred tax asset                                     --        --        69,563
                                                      ------------------------------
   Net deemed dividend to parent                          --        --      (129,187)
                                                      ------------------------------
   Assumptions of Protective DBD in 2002 and 2001:
   Non-cash assets assumed:
   Goodwill and intangibles                               --    (3,796)      143,204
   Other assets                                           --     1,435        20,890
   Federal income tax recoverable                         --    (2,044)       77,110
                                                      ------------------------------
                               TOTAL ASSETS ASSUMED       --    (4,405)      241,204
                                                      ------------------------------
   Non-cash liabilities assumed
   Future policy benefit reserves                         --        --       (21,913)
   Unearned premium reserves                              --        --       (13,975)
   Claim liabilities and dividends payable                --       208       (15,068)
   Accrued expenses and other liabilities                 --    (2,500)      (28,245)
                                                      ------------------------------
                          TOTAL LIABILITIES ASSUMED       --    (2,292)      (79,201)
                                                      ------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the "Company") is a provider of life and health insurance products. At December 31, 2003, the Company was an indirect wholly owned subsidiary of Fortis, Inc. ("Fortis"), which itself was an indirect, wholly owned subsidiary of Fortis (SA/NV) of Belgium and Fortis N.V of the Netherlands (collectively, the "Parent").

On February 5, 2004, the Parent sold approximately 65% of its ownership interest in Fortis. via an Initial Public Offering ("IPO"). In connection with the IPO, Fortis. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis. Assurant, Inc is traded on the New York Stock Exchange under the symbol AIZ.

The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual, group health and pre-need products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and securities.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation. See notes 3 and 4 for acquisitions and dispositions of businesses.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation, unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain amounts in the 2002 and 2001 consolidated financial statements have been reclassified to conform to the 2003 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation in the fair value of available for sale securities is reported net of taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. Allowances, if necessary, are established for mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. The change in the allowance for losses is recorded as realized gains and losses on investments. Such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the loan's observable market price, or the fair market value of the collateral if the loan is collateral dependent.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and highly liquid investments. These amounts are carried principally at cost, which approximates fair value.

The Company regularly monitors its investment portfolio to ensure that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment. Changes in individual security values are monitored on a semi-monthly basis in order to identify potential problem credits. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

DERIVATIVE INSTRUMENT

In August 2003, the Company began to utilize derivative instruments in managing the PreNeed segment's exposure to inflation risk. The derivative instrument, a Consumer Price Index Cap (the "CPI CAP"), limits the inflation risk on certain policies to a maximum of 5% and has a notional amount of $454,000 amortizing to zero over 20 years. The CPI CAP does not qualify under GAAP as an effective hedge; therefore, it is marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the results of operations in fees and other income. As of December 31, 2003, the CPI CAP included in other assets amounted to $8,800 and the income recorded in the results of operations totaled $100.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS (DAC)

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, 7 years for furniture and 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset. Depreciation expense was $1,125, $1,253 and $1,243 for the years ended December 31, 2003, 2002 and 2001, respectively.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142 ("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations. Through April 1, 2001, the Company received administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees were included in net earned premiums and other considerations in the consolidated statements of operations. Since April 1, 2001, all fees have been ceded to the Hartford Life Insurance and Annuity Company ("the Hartford") (see note 4).

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company made contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made. The risk associated with minimum business guarantees has been ceded to the Hartford as noted above.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to income at that time.

FOREIGN CURRENCY TRANSLATION

Assets and liabilities of foreign operations reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments have been reflected in Stockholder's Equity under the caption "Accumulated other comprehensive income."

REVENUES AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 7% in 2003, 3% to 10% in 2002 and 3% to 14% in 2001.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long-term and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

CLAIMS AND BENEFITS PAYABLE

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting there from are reflected in income currently.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2002, the Financial Accounting Standards Board ("FASB") issued FAS 146, Accounting for Costs Associated with Exit or Disposal Activities ("FAS 146"). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force ("EITF") Issue 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit on Activity (Including Certain Costs Incurred in Restructuring ("EITF 94-3")). EITF 94-3 required accrual of liabilities related to exit and disposal activities at a plan (commitment) date. FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred. The provisions of this statement are effective for exit or disposal activities that are initiated after December 31, 2002. The Company adopted this Statement on January 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In November 2002, the FASB issued Interpretation 45, Guarantor's Accounting and Disclosure Requirements for Guarantees ("FIN 45"). FIN 45 requires that a liability be recognized at the inception of certain guarantees for the fair value of the obligation, including the ongoing obligation to stand ready to perform over the term of the guarantee. Guarantees, as defined in FIN 45, include contracts that contingently require the Company to make payments to a guaranteed party based on changes in an underlying obligation that is related to an asset, liability or equity security of the guaranteed party, performance guarantees, indemnification agreements and indirect guarantees of indebtedness of others. This new accounting standard is effective for certain guarantees issued or modified after December 31, 2002. In addition, FIN 45 requires certain additional disclosures. The Company adopted this standard on January 1, 2003, and the adoption did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB's Derivative Implementation Group ("DIG") released FAS 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangement and Debt Instrument that Incorporates Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the obligor under those Instruments ("DIG B36"). DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company adopted DIG B36 on October 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for

Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 will be effective for the Company's consolidated financial statements on January 1, 2004. The Company assessed this statement and determined that the adoption of this statement will not have a material impact on the Company's financial position or the results of operations.

In January 2003, the FASB issued Interpretation 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), which clarifies the consolidation accounting guidance in ARB 51, Consolidated Financial Statements, as it applies to certain entities in which equity investors who do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. Such entities are known as variable interest entities ("VIEs"). FIN 46 requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46 also requires new disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46 apply immediately to VIEs created after January 31, 2003, and to VIEs in which an enterprise holds a variable interest that was acquired after February 1, 2003. On October 8, 2003, the FASB deferred the adoption of FIN 46 until reporting periods ending after December 15, 2003. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

3. MERGERS AND ACQUISITIONS

PIERCE NATIONAL LIFE INSURANCE COMPANY ("PNL")

On July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company ("PNL"), a California insurance company, merged with and into the Company (the "Merger"). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis. The Merger was completed as part of an internal reorganization being effected by Fortis with respect to certain of its life and health insurance companies. This transaction was accounted for at historical cost, similar to pooling of interests. The results of operations for PNL have been included as of January 1, 2001.

DENTAL BENEFITS DIVISION ("DBD") OF PROTECTIVE LIFE CORPORATION ("PROTECTIVE")

On December 31, 2001, the Company purchased ("the Purchase") the Dental Benefits Division of Protective Life Corporation ("Protective"). The Purchase included group dental, group life and group disability insurance products. The Company entered into a reinsurance agreement with Protective for these insurance products on a 100% co-insurance basis and performs administration services for such insurance products. The transaction was accounted for under the purchase method. Consequently, the purchase price was allocated to assets acquired and liabilities assumed based on the relative fair values. The Company assumed approximately $75,000 of reserves, $244,000 of assets including $147,000 of goodwill and intangibles and paid cash of approximately $169,000. During 2002, the Company finalized its purchase price allocation and allocated $28,800 to intangible assets, net of deferred income taxes of $10,060. The results of operations of the business acquired have been included in the consolidated financial statements since the date of acquisition.

4. DISPOSITIONS

FORTIS FINANCIAL GROUP ("FFG")

On April 2, 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its Fortis Financial Group ("FFG") division. FFG includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the "Insurance Contracts") written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To execute the sale as it relates to the Company, the Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the sale an aggregate consideration of approximately $500,000 from the Hartford. The reinsurance contracts did not legally replace the Company as the insurer to policyholders or extinguish the Company's liabilities to its policyholders. The reserves for this block of business are included in the Company's reserves, see
Note 9. The deferred gain is being amortized over the remaining estimated life of the underlying business. The amortization of the deferred gain is more rapid in the first few years after sale and will be slower as the liabilities in the reinsured block decrease. During 2003, 2002 and 2001, the Company recognized pre-tax income of approximately $51,501, $58,227, and $47,928, respectively, reflecting the amortization of a portion of the deferred gain in the results of operations.

5. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2003 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  564,124       $ 15,429        $(1,374)       $  578,179
States, municipalities and political subdivisions             30,089            999             --            31,088
Foreign governments                                           90,068          7,796            (90)           97,774
Public utilities                                             396,447         33,930           (195)          430,182
All other corporate bonds                                  2,146,315        172,407         (3,646)        2,315,076
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,227,043       $230,561        $(5,305)       $3,452,299
                                                          ----------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
Banks, trusts and insurance companies                             --             32             --                32
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                            199,287          8,934           (104)          208,117
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  199,287       $  8,966        $  (104)       $  208,149
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2002 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  554,369       $ 24,912        $    (11)         579,270
States, municipalities and political subdivisions             28,170            716              (2)          28,884
Foreign governments                                           65,274          8,178             (23)          73,429
Public utilities                                             348,456         22,595          (5,028)         366,023
All other corporate bonds                                  1,886,247        128,918         (18,082)       1,997,083
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $2,882,516       $185,319        $(23,146)      $3,044,689
                                                          ----------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                         $  108,002       $  2,617        $ (8,405)      $  102,214
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  108,002       $  2,617        $ (8,405)      $  102,214
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2003 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                        Cost          Fair Value
                                                                     ---------------------------
Due in one year or less                                              $   24,471       $   25,096
Due after one year through five years                                   390,353          420,516
Due after five years through ten years                                  971,603        1,039,626
Due after ten years                                                   1,171,731        1,287,675
                                                       TOTAL          2,558,158        2,772,913
Mortgage and asset backed securities                                    668,885          679,386
                                                                     ---------------------------
                                                       TOTAL         $3,227,043       $3,452,299
                                                                     ---------------------------

Gross gains of $20,718, $69,152, and $48,963 and gross losses of $7,783, $76,629 and $74,264 were realized on these sales in 2003, 2002 and 2001, respectively.

Major categories of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                     ------------------------------
                                                                       2003       2002       2001
                                                                     ------------------------------
Fixed maturities                                                     $195,500   $200,458   $217,535
Equity securities                                                      12,097     10,364     16,967
Commercial mortgage loans on real estate                               49,940     52,392     65,524
Policy loans                                                              588        575      2,156
Short-term investments                                                  1,363        728        922
Other investments                                                       8,592      1,932      9,428
Cash and cash equivalents                                                 198         21         17
Investment expenses                                                    (8,474)    (7,880)    (6,172)
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $259,804   $258,590   $306,377
                                                                     ------------------------------

The net realized gains (losses) recorded in income for 2003, 2002 and 2001 are summarized as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                      2003      2002       2001
                                                                     ----------------------------
Fixed maturities                                                     $5,014   $(50,698)  $(35,594)
Equity securities                                                      (127)     3,981     (6,467)
                                                                     ----------------------------
                                 TOTAL MARKETABLE SECURITIES          4,887    (46,717)   (42,061)
Real estate                                                              --        917      7,810
Other                                                                  (978)        (1)       (76)
                                                                     ----------------------------
                                                       TOTAL         $3,909   $(45,801)  $(34,327)
                                                                     ----------------------------

The Company recorded $8,048, $39,240 and $16,760 of pre-tax realized losses in 2003, 2002 and 2001, respectively, associated with other-than-temporary declines in value of available for sale securities.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At
December 31, 2003, approximately 49% of the outstanding principal balance of commercial mortgage loans were concentrated in the states of California, New York, Connecticut, Pennsylvania and Florida. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $55 to $9,350 at December 31, 2003. The mortgage loan balance is net of an allowance for losses of $13,287 and $13,228 at December 31, 2003 and 2002, respectively.

The Company had fixed maturities carried at $188,785 and $57,353 at December 31, 2003 and 2002, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government and Government agencies and authorities, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus interest, is received in the form of cash or marketable securities and is held by a custodian for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received on a daily basis, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent that the loaned securities are not returned and the value of the collateral is less than the market value of the securities loaned. Management believes such an event is unlikely. At December 31, 2003 and 2002, securities with a fair value of $376,234 and $301,065 respectively, were on loan to select brokers.

6. INCOME TAXES

The Company and its subsidiary are subject to U.S. tax and is part of a U.S. consolidated federal income tax return with its parent Fortis, Inc. Information about current and deferred tax expense follows:

                                                                          Years Ended December 31,
                                                                     ----------------------------------
                                                                      2003         2002          2001
                                                                     ----------------------------------
Current expense:
  Federal                                                            $20,400      $20,320      $ 81,366
  Foreign                                                              2,821          485         3,330
                                                                     ----------------------------------
                                       TOTAL CURRENT EXPENSE          23,221       20,805        84,696
Deferred expense (benefit)
  Federal                                                             43,914       23,420       (29,222)
  Foreign                                                               (522)          --            --
                                                                     ----------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          43,392       23,420       (29,222)
                                                                     ----------------------------------
                                    TOTAL INCOME TAX EXPENSE         $66,613      $44,225      $ 55,474
                                                                     ----------------------------------

The provision for foreign taxes includes amounts attributable to income from U.S. possessions that are considered foreign under U.S. tax laws. International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                             December 31,
                                                                     -----------------------------
                                                                       2003         2002      2001
                                                                     -----------------------------
Federal income tax rate:                                                  35.0%     35.0%     35.0%
Reconciling items:
  Dividends received deduction                                            (1.5)     (0.5)     (1.8)
  Permanent nondeductible expenses                                         0.4      (0.2)      0.4
  Adjustment for deferred liabilities                                     (0.9)      --         --
  Goodwill                                                                 0.5       --        0.3
  Other                                                                    0.4      (3.8)      0.2
                                                                     -----------------------------
                                  EFFECTIVE INCOME TAX RATE:              33.9%     30.5%     34.1%
                                                                     -----------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                          December 31,
                                                                     ----------------------
                                                                       2003          2002
                                                                     ----------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $ 18,974      $ 27,478
  Accrued liabilities                                                  13,067        16,207
  Investment adjustments                                               14,527        15,857
  Deferred acquisition costs                                           12,606        20,316
  Other assets                                                         77,011       100,254
                                                                     ----------------------
                                   GROSS DEFERRED TAX ASSETS          136,185       180,112
                                                                     ----------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                    81,936        54,795
                                                                     ----------------------
                              GROSS DEFERRED TAX LIABILITIES           81,936        54,795
                                                                     ----------------------
Net deferred income tax asset                                        $ 54,249      $125,317
                                                                     ----------------------

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." Amounts in this account only become taxable upon the occurrence of certain events. The approximate amount in this account was $12,145 at December 31, 2003 and 2002, respectively. Deferred taxes have not been provided on amounts in this account since the Company neither contemplates any action nor foresees any events occurring that would create such tax.

At December 31, 2003, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $36,893 and will all expire in 2007 if unused.

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2003, 2002, and 2001. All the outstanding shares at December 31, 2003 are owned by Fortis (see Note 1). The Company paid dividends of $0, $60,000 and $300,000 at December 31, 2003, 2002 and 2001,
respectively.

The maximum amount of dividends which can be paid by the State of Minnesota insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
8).

8. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

The principal differences between statutory accounting principles (SAP) and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 7) certain assets are not admitted for purposes of determining surplus under SAP.

The Company's statutory net income and capital and surplus are as follows:

                        Years Ended and at December 31,
                       ---------------------------------
                         2003        2002        2001
                       ---------------------------------
Statutory Net Income   $121,896    $111,378    $(48,150)
                       ---------------------------------
Statutory Capital and
Surplus                $560,896    $503,324    $485,031
                       ---------------------------------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2003, the Company declared no dividends. In 2002, the Company declared and paid dividends of $60,000, all of which were ordinary. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000. The Company has the ability, under state regulatory requirements, to dividend up to $131,000 to its parent in 2004.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                               2003             2002
                            ---------------------------
Ceded future policy
 holder benefits and
 expense                    $1,132,484       $1,065,000
Ceded unearned
 premium                        19,898           19,991
Ceded claims and
 benefits payable               40,459           57,259
Ceded paid losses
 recoverable                    17,458            8,936
                            ---------------------------
                TOTAL       $1,210,299       $1,151,186
                            ---------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                  Years Ended December 31,
                          -------------------------------------------------------------------------
                                         2003                                  2002
                          -----------------------------------   -----------------------------------
                            Long        Short                     Long        Short
                          Duration     Duration      Total      Duration     Duration      Total
                          -------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS            $ 523,173   $1,293,519   $1,816,692   $ 630,036   $1,185,372   $1,815,408
premiums assumed             23,335      194,222      217,557      30,431      249,311      279,742
premiums ceded             (304,638)     (23,930)    (328,568)   (384,547)     (24,239)    (408,786)
                          -------------------------------------------------------------------------
Net earned premiums and
other considerations      $ 241,870   $1,463,811   $1,705,681   $ 275,920   $1,410,444   $1,686,364
                          -------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                  $ 843,127   $  854,965   $1,712,520   $ 960,342   $  860,953   $1,821,295
benefits assumed             48,478      173,261      221,739      49,893      187,781      237,674
benefits ceded             (635,745)     (13,791)    (649,536)   (741,424)     (12,780)    (754,204)
                          -------------------------------------------------------------------------
Net policyholder
benefits                  $ 255,860   $1,028,863   $1,284,723   $ 268,811   $1,035,954   $1,304,765
                          -------------------------------------------------------------------------

                                 Years Ended December 31,
                          --------------------------------------
                                           2001
                          --------------------------------------
                             Long         Short
                           Duration      Duration       Total
                          --------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS            $   762,825   $1,227,156   $ 1,989,981
premiums assumed               42,778       13,721        56,499
premiums ceded               (501,700)     (11,259)     (512,959)
                          --------------------------------------
Net earned premiums and
other considerations      $   303,903   $1,229,618   $ 1,533,521
                          --------------------------------------
GROSS POLICYHOLDER
BENEFITS                  $ 1,730,617   $  932,312   $ 2,662,929
benefits assumed               61,551       13,697        75,248
benefits ceded             (1,497,510)      (3,478)   (1,500,988)
                          --------------------------------------
Net policyholder
benefits                  $   294,658   $  942,531   $ 1,237,189
                          --------------------------------------

The Company had $112,027 of assets held in trusts as of December 31, 2003 for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses, such as the disposal of FFG (see note 4). Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected as separate accounts in the Company's balance sheet.

The reinsurance recoverable from the Hartford was $890,592 and $903,655 as of December 31, 2003 and 2002, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate accounts relating to the business sold if such value declines. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its long term care insurance operations to John Hancock Life Insurance Company (John Hancock). Reinsurance recoverable from John Hancock was $239,621 and $152,833 as of December 31, 2003 and 2002, respectively.

10. RESERVES

The following table provides reserve information by major lines of business as of:

                                            December 31, 2003                       December 31, 2002
                                  -------------------------------------   -------------------------------------
                                  Future Policy              Claims and   Future Policy              Claims and
                                  Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                    Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
Pre-funded funeral life
  insurance policies and annuity
  contracts                        $1,471,865     $ 2,042    $    5,792    $1,318,202     $ 1,890    $    5,833
Life insurance no longer offered      304,773         715         1,788       311,238         757         2,269
FFG and other disposed
  businesses                        1,088,799      19,257        22,159     1,023,004      19,326        14,158
All other                               3,887         521         3,819         5,001       1,307         6,102
SHORT DURATION CONTRACTS:
Group term life                            --      12,375       368,873            --      10,638       426,730
Group disability                           --       3,830     1,313,014            --       3,844     1,216,786
Medical                                    --      11,219        38,108            --       8,372        32,549
Dental                                     --          --        34,881            --       3,985        39,964
Other                                      --          43        22,413            --          26        24,475
                                  -----------------------------------------------------------------------------
                           TOTAL   $2,869,324     $50,002    $1,810,847    $2,657,445     $50,145    $1,768,866
                                  -----------------------------------------------------------------------------

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of pre-funded funeral life insurance policies and annuity contracts, certain medical policies, life insurance policies no longer offered and annuities no longer offered and FFG and other disposed business.

A description of the disposal of FFG can be found in the dispositions footnote (see note 4). The reserves for these blocks of business are included in the Company's reserves in accordance with FAS 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 9).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, certain medical and dental and all other.

The disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2003 and 2002 liabilities include $1,301,790 and $1,205,187, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2003 and 2002 are $419,983 and $438,752, respectively.

11. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

Other assets: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based upon quoted market prices.

                                                          December 31, 2003             December 31, 2002
                                                     ---------------------------   ---------------------------
                                                     Carrying Value   Fair Value   Carrying Value   Fair Value
                                                     ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                              $   29,176     $   29,176     $   46,819     $   46,819
Fixed maturities                                        3,452,299      3,452,299      3,044,689      3,044,689
Equity securities                                         208,149        208,149        102,214        102,214
Commercial mortgage loans on real estate                  634,615        694,890        578,517        656,268
Policy loans                                               10,678         10,678         10,301         10,301
Short-term investments                                     71,057         71,057        245,224        245,224
Other investments                                          51,831         51,831         62,248         62,248
Other assets                                                8,800          8,800             --             --
Assets held in separate accounts                        3,516,070      3,516,070      3,126,978      3,126,978
FINANCIAL LIABILITIES
Policy reserves under investment products
(Individual and group annuities, subject to
discretionary withdrawal)                              $  564,540     $  556,524     $  436,123     $  430,199
Liabilities related to separate accounts                3,516,070      3,516,070      3,126,978      3,126,978

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Fortis's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $6,329, $3,640 and $4,114 for 2003, 2002 and 2001, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,214, $5,344 and $5,216 for 2003, 2002 and 2001, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2003, 2002 and 2001. The Company made contributions to the postretirement benefit plans of approximately $1,961, $2,275 and $1,049 in 2003, 2002 and 2001, respectively, as claims were incurred. During 2003, 2002 and 2001 the Company incurred expenses related to retirement benefits of $2,247, $1,223 and $1,369, respectively.

13. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                                      December 31,
                                                              -----------------------------
                                                               2003      2002       2001
                                                              -----------------------------
Beginning Balance                                             $71,171   $47,093   $ 453,361
Costs deferred                                                 61,030    63,116      74,164
Amortization                                                  (44,535)  (39,099)    (45,315)
Recovery of acquisition costs on FFG and other reinsurance         --        --    (433,542)
Foreign currency translation                                    4,451        61          --
Other                                                              --        --      (1,575)
                                                              -----------------------------
                                              ENDING BALANCE  $92,117   $71,171   $  47,093
                                                              -----------------------------

14. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) follows:

                                            Goodwill for the Year Ended       VOBA for the Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   ---------------------------
                                             2003       2002       2001      2003      2002      2001
                                           ------------------------------------------------------------
Beginning Balance                          $156,006   $147,972   $     --   $52,643   $61,312   $79,946
Amounts acquired                                 --         --    149,592        --        --        --
Amortization, net of interest accrued            --         --     (1,620)   (7,466)   (8,694)  (10,621)
Adjustment related to FFG sale                   --         --         --        --        --    (8,013)
Adjustment related to foreign currency
translation                                   1,246         52         --       533        --        --
Final PGAAP Adj. on Protective
Purchase & Other                               (267)     7,982         --        --        25        --
                                           ------------------------------------------------------------
                           ENDING BALANCE  $156,985   $156,006   $147,972   $45,710   $52,643   $61,312
                                           ------------------------------------------------------------

As of December 31, 2003, the majority of the outstanding balance of VOBA is in the Company's PreNeed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2003 the estimated amortization of VOBA for the next five years is as follows:

Year                               Amount
----                               ------
2004                               6,209
2005                               5,240
2006                               4,479
2007                               3,787
2008                               2,993

15. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                         Unrealized Gains
                                                      Foreign Currency     (Losses) on      Accumulated Other
                                                        Translation      Securities, Net      Comprehensive
                                                         Adjustment           of Tax          Income (Loss)
                                                      -------------------------------------------------------
Balance at December 31, 2000                              $    --            $(23,163)          $(23,163)
Activity in 2001                                              657              50,920             51,577
                                                      -------------------------------------------------------
Balance at December 31, 2001                                  657              27,757             28,414
Activity in 2002                                           (1,913)             74,696             72,783
                                                      -------------------------------------------------------
Balance at December 31, 2002                               (1,256)            102,453            101,197
Activity in 2003                                            5,481              49,724             55,205
                                                      -------------------------------------------------------
Balance at December 31, 2003                              $ 4,225            $152,177           $156,402
                                                      -------------------------------------------------------

16. RELATED PARTY TRANSACTIONS

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2003, 2002 and 2001, were $15,518, $15,406 and $9,332, respectively. Information technology expenses were $11,048, $8,711 and $10,436 for years ended December 31, 2003, 2002 and 2001, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $0, $0 and $19,313 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2003, 2002 and 2001, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company (UFL). The Company has assumed premium from UFL of $19,332, $25,048 and $35,919 in 2003, 2002 and 2001, respectively. The Company assumed $632,716 and $665,081 of reserves in 2003 and 2002, respectively, from UFL.

The Company assumes group disability business from its affiliate, First Fortis Life Insurance Company (First Fortis). The Company has assumed $5,847, $6,705 and $6,622 of premium from First Fortis in 2003, 2002 and 2001, respectively. The Company has assumed $22,096 and $21,905 of reserves in 2003 and 2002, respectively, from First Fortis.

17. SUBSEQUENT EVENTS

In connection with the IPO (see Note 1) the board of directors of Assurant, Inc. approved certain employee benefit programs. The Company's intercompany allocations will be impacted by the following changes:

2004 LONG-TERM INCENTIVE PLAN

The 2004 Long-Term Incentive Plan was effective on February 5, 2003. The 2004 Long-Term Incentive Plan authorizes the granting of awards to employees, officers, and directors in the following forms: (1) options to purchase shares of Assurant's common stock, which may be non-statutory stock options or incentive stock options under the U.S. tax code; (2) stock appreciation rights, which give the holder the right to receive the difference between the fair market value per share on the date of exercise over the grant price;
(3) performance awards, which are payable in cash or stock upon the attainment of specified performance goals; (4) restricted stock, which is subject to restrictions on transferability and subject to forfeiture on terms set by the Compensation Committee; (5) dividend equivalents, which entitle the participant to payments equal to any dividends paid on the shares of stock underlying an award; and (6) other stock-based awards in the discretion of the Compensation Committee, including unrestricted stock grants.

There are 10,000,000 shares reserved and available for issuance under the plan.

Under the plan, 68,976 shares of common stock of Assurant, Inc. were granted to certain officers of Assurant, Inc. on February 5, 2004. Any awards will be made at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to the 2004 Long-Term Incentive Plan in the future.

2004 EMPLOYEE STOCK PURCHASE PLAN

The 2004 Employee Stock Purchase Plan will go into effect on or about July 1, 2004. The purpose of the stock purchase plan is to enhance the proprietary interest among the employees of Assurant, Inc. The stock purchase plan is designed to allow eligible employees to purchase discounted shares of the Assurant's common stock, at defined intervals, with their accumulated payroll deductions. Employees are eligible to participate if they are designated by the Compensation Committee and if they are customarily employed for at least 20 hours per week and five months per calendar year, and provided they have served as an employee for at least six months. A total of 5,000,000 shares of Assurant's common stock have been reserved for issuance under the stock purchase plan.

EXECUTIVE MANAGEMENT INCENTIVE PLAN

The Executive Management Incentive Plan went into effect January 1, 2004. Participation in the Executive Management Incentive Plan is limited to senior officers of Assurant, Inc. and its subsidiaries who are selected to participate in the plan for a given year by the Compensation Committee. The plan provides for the payment of annual monetary awards to each participant equal to a percentage of such participant's base salary based upon the achievement of certain designated performance goals.

The amount of awards under the plan will be determined at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to this plan.

Amendment to Assurant Appreciation Incentive Rights Plan ("AAIR Plan")

The AAIR Plan was amended to provide for the cash-out and replacement of Assurant, Inc. incentive rights with stock appreciation rights on the Assurant, Inc. common stock. The business segment rights outstanding under the plan were not changed or effected. The conversion of outstanding Assurant, Inc. incentive rights occurred as described in this paragraph. The Assurant, Inc. incentive rights were valued as of December 31, 2003 using a special valuation method, as follows. The measurement value of each Assurant, Inc. incentive right as of December 31, 2002, was adjusted to reflect dividends paid by

Assurant, Inc., consistent with past practices; such adjusted value was then multiplied by the arithmetic average of the change during calendar year 2003 in the Dow Jones Life Insurance Index, the Dow Jones Property Casualty Index, and the Dow Jones Healthcare Providers Index; and the result became the measurement value of a Assurant, Inc. incentive rights as of December 31, 2003.

On January 18, 2004, each Assurant, Inc. incentive right then outstanding under the plan was cashed out for a cash payment equal to the difference, if any, between the measurement value of the Assurant, Inc. incentive rights as of December 31st immediately preceding the date of grant, and the measurement value of that right determined as of December 31, 2003, pursuant to the special valuation. Each outstanding Assurant, Inc. incentive right, whether or not vested, was cancelled effective as of the date it was cashed out. Following the cash-out and cancellation of Assurant, Inc. incentive rights, Assurant, Inc. granted to each participant whose rights were cashed out a number of stock appreciation rights on Assurant's common stock (referred to as "replacement rights"). The number of replacement rights granted to a participant was equal
(1) the measurement value of the participant's cashed-out Assurant, Inc. incentive rights, divided by (2) the IPO price of $22 a share. Each replacement right that replaces a vested cashed-out right was vested immediately, and each replacement right that replaces a non-vested cashed-out right will become vested on the vesting date for the corresponding cashed-out right, but no replacement right, whether or not vested, may be exercised sooner than one year from the closing date of the IPO. After that waiting period, each replacement right will be exercisable for the remaining term of the corresponding cancelled right.

18. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2003, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2004                                        10,003
2005                                         8,704
2006                                         7,343
2007                                         6,395
2008                                         5,651
Thereafter                                  11,640
                                          --------
      TOTAL MINIMUM FUTURE LEASE PAYMENT  $ 49,736
                                          --------

Rent expense was $1,048, $978 and $761 for 2003, 2002 and 2001 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(3)

          (6) (a) Articles of Incorporation of Fortis Benefits Insurance Company.(1)

               (b) By-laws of Fortis Benefits Insurance Company.(1)

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent
                   Accountants.

          (10) (b) Consent of Deloitte & Touche LLP.

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Copy of Power of Attorney.

          (15) Organizational Chart.(4)

----------

         (1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

         (2) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 33-19421 filed with the Commission on April 28, 1998.

         (3) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, File No. 33-19421, dated April 19, 2002.

         (4) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-79701 filed with the Commission on April 5, 2004.

Item 25. Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
-------------------------------------------- -----------------------------------------------------------------
Benjamin Cutler (1)                          Executive Vice President

-------------------------------------------- -----------------------------------------------------------------
Michael John Peninger (2)                    Executive Vice President (President - Group Nonmedical), Director
-------------------------------------------- -----------------------------------------------------------------
J. Kerry Clayton (1)                         Chairman of the Board, Director
-------------------------------------------- -----------------------------------------------------------------
Alan W. Feagin (3)                           Director
-------------------------------------------- -----------------------------------------------------------------
Lesley G. Silvester (1)                      Director
-------------------------------------------- -----------------------------------------------------------------
Larry M. Cains (1)                           Treasurer
-------------------------------------------- -----------------------------------------------------------------

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(3)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

Item 26.  Persons Controlled By Or Under Control With The Depositor Or
          Registrant

          See Item 24, Exhibit 15.

Items 27. Number Of Contract Owners

          As of February 29, 2004 there were 86,273 Contract Owners.

Item 28.  Indemnification

          Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

          (b) Officers and Directors of Woodbury Financial Services, Inc.:

          NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
          -----------------------------------                 -----
         Robert Kerzner**                                    Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial Principal
                                                             Director, Senior Vice President of Operations and
         Walter White*                                       Operations Principal

         Brian Murphy*                                       Vice President
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah Harding*                                      Assistant Secretary

----------
          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089.

          (c)  None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          Fortis Benefits Insurance Company:               576 Bielenberg Drive, Woodbury, MN 55125
          Woodbury Financial Services, Inc.:               500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company         500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 5th day of April, 2004.

VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:     Robert B. Pollock
     ---------------------------------
        Robert B. Pollock, President*


FORTIS BENEFITS INSURANCE COMPANY     *By: /s/ Marianne O'Doherty
(Depositor)                                ----------------------------
                                               Marianne O'Doherty
By:     Robert B. Pollock                      Attorney-in-Fact
     ---------------------------------
        Robert B. Pollock, President*


Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board*
Alan W. Feagin
    Director*
Robert B. Pollock                       *By: /s/ Marianne O'Doherty
    President and Director*                 ---------------------------
    Chief Executive Officer                      Marianne O'Doherty
Michael J. Peninger                              Attorney-in-Fact
    Director*
Larry M. Cains
    Treasurer, Principal Accounting      Date: April 5, 2004
    Officer, and Principal Financial
    Officer*
Lesley G. Silvester
    Director*

    33-19421

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Accountants.

10(b) Consent of Deloitte & Touche.

14    Copy of Power of Attorney.